UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Tax-Free Bond Fund Fidelity® Tax-Free Bond Fund : FTABX

This annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning the higher earned income of its holdings, notably contributed to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index for the fiscal year.
•Yield-curve positioning, helped by an underweight in longer-term bonds, provided another relative performance boost as the yield curve steepened during the year.
•In contrast, pricing factors detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund's exposure to municipal bonds issued by Walker County Development Authority (GA) tied to McLemore Hotel & Resort also detracted, as they slumped after a missed debt-service deposit eroded investor confidence in the project's revenue stability.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $25,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Tax-Free Bond Fund	4.96%	1.04%	2.58%
Bloomberg 3+ Year Non-AMT Municipal Bond Index	4.77%	0.72%	2.39%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,732,475,427
Number of Holdings	1,269
Total Advisory Fee	$14,606,413
Portfolio Turnover	20%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.8
Health Care	13.0
Transportation	11.9
Special Tax	11.4
Electric Utilities	7.8
Education	6.4
Others(Individually Less Than 5%)	7.6
92.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.3
AA - 37.9
A - 37.5
BBB - 6.6
BB - 1.8
B - 0.3
CCC,CC,C - 0.1
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.6
Illinois	9.4
Texas	9.3
Alabama	6.4
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912631.101    90-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity® Sustainable Intermediate Municipal Income Fund : FSIKX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 38	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Intermediate Municipal Income Fund	5.70%	3.88%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912663.101    6532-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z : FASVX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.76%	3.94%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912668.101    6537-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M : FASLX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	1.12%	2.49%
Class M (without 4.00% sales charge)	5.33%	3.59%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912666.101    6535-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I : FASUX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.70%	3.88%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912667.101    6536-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C : FASNX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.55%	2.82%
Class C	4.55%	2.82%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912665.101    6534-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A : FASJX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	1.12%	2.49%
Class A (without 4.00% sales charge)	5.33%	3.59%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.72%	3.37%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.8
Education	11.4
Housing	11.1
Health Care	9.5
Electric Utilities	7.1
Water & Sewer	6.4
Special Tax	6.2
Transportation	5.0
Others(Individually Less Than 5%)	3.1
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.4
AA - 53.4
A - 22.7
BBB - 6.6
BB - 1.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.8
Alabama	8.2
California	6.9
Georgia	5.4
Washington	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912664.101    6533-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Large Cap Value Index Fund Fidelity® Series Large Cap Value Index Fund : FIOOX

This annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 33% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+81%). Industrials, which gained about 24%, also helped, benefiting from the capital goods industry (+30%), as did communication services, which advanced roughly 41%, lifted by the media & entertainment industry (+56%). The financials sector rose 9%, while energy gained roughly 22% and consumer staples advanced 11%. Other contributors included the materials (+18%), utilities (+16%), consumer discretionary (+7%), health care (+4%) and real estate (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+90%), from the media & entertainment industry. Micron Technology (+356%), from the semiconductors & semiconductor equipment industry, contributed. In pharmaceuticals, biotechnology & life sciences, Johnson & Johnson (+54%) lifted the fund. In energy, Exxon Mobil gained approximately 37% and lifted the fund. Lastly, JPMorgan Chase (+17%), a stock in the banks group, also lifted the fund.
•Conversely, the biggest detractor was UnitedHealth (-46%), from the health care equipment & services industry. Accenture (-30%), Salesforce (-37%) and Strategy (-55%), within the software & services category, detracted. Lastly, Fiserv (-71%), from the financial services group, also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Large Cap Value Index Fund	15.78%	12.55%	11.62%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,868,269,310
Number of Holdings	874
Total Advisory Fee	$0
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Industrials	13.6
Information Technology	11.8
Health Care	11.8
Communication Services	8.4
Consumer Staples	7.4
Consumer Discretionary	7.3
Energy	6.3
Materials	4.3
Utilities	4.2
Real Estate	3.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Canada - 0.2
Australia - 0.2
United Kingdom - 0.1
Mexico - 0.1
Bermuda - 0.0
Puerto Rico - 0.0
Brazil - 0.0
Guatemala - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	2.8
JPMorgan Chase & Co	2.8
Alphabet Inc Class A	2.3
Amazon.com Inc	2.1
Exxon Mobil Corp	2.0
Alphabet Inc Class C	1.8
Johnson & Johnson	1.8
Micron Technology Inc	1.6
Walmart Inc	1.5
Procter & Gamble Co/The	1.2
19.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912635.101    2612-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Tax-Free Bond Fund Fidelity® SAI Tax-Free Bond Fund : FSAJX

This annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's yield-curve positioning, helped by an underweight in longer-term bonds, contributed to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index for the fiscal year.
•In contrast, the fund had less "carry" than the index, meaning its holdings earned less income, which detracted from relative performance.
•Pricing factors also crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund's exposure to municipal bonds issued by Walker County Development Authority (GA) tied to McLemore Hotel & Resort further detracted, as the securities slumped after a missed debt-service deposit eroded investor confidence in the project's revenue stability.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Tax-Free Bond Fund	4.57%	1.13%	2.79%
Bloomberg 3+ Year Non-AMT Municipal Bond Index	4.77%	0.72%	2.68%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.62%
A   From October 2, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,341,486,011
Number of Holdings	1,727
Total Advisory Fee	$13,699,031
Portfolio Turnover	12%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.4
Health Care	12.9
Special Tax	11.2
Electric Utilities	7.9
Transportation	7.7
Education	5.4
Housing	5.3
Water & Sewer	5.1
Others(Individually Less Than 5%)	1.4
91.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.5
AA - 45.2
A - 30.8
BBB - 5.6
BB - 1.0
B - 0.2
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	12.8
Texas	11.3
Illinois	7.4
Alabama	5.3
New Jersey	5.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912637.101    3090-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Sustainable Municipal Income Fund Fidelity® SAI Sustainable Municipal Income Fund : FASWX

This annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's exposure to certain lower-coupon bonds, especially those issued by the Metropolitan Government of Nashville and Davidson County, contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•The fund's yield-curve positioning contributed as well. Specifically, an overweight in the 10-year part of the curve and underweight in the 20-year part helped, as the muni yield curve steepened during the 12-month period.
•In contrast, pricing factors modestly detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund also produced less "carry" than the index, which slightly crimped relative performance.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Municipal Income Fund	5.28%	3.91%
Bloomberg 3+ Year Municipal Bond Index	4.78%	2.99%
Bloomberg Municipal Bond Index	4.70%	2.98%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$77,623,729
Number of Holdings	414
Total Advisory Fee	$170,674
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.3
Health Care	14.3
Water & Sewer	11.7
Education	10.5
Electric Utilities	10.3
Housing	7.1
Special Tax	6.5
Others(Individually Less Than 5%)	3.4
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 13.5
AA - 56.6
A - 24.0
BBB - 3.5
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.7
New York	9.5
Alabama	8.2
Georgia	6.8
Illinois	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912669.101    6538-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund : FASYX

This annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•An overweight in lower-coupon par bonds was also helpful.
•In contrast, the fund's yield-curve positioning, specifically its underweight in the two-year part of the curve, detracted from performance versus the index.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 16, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	3.30%	3.10%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.14%	2.95%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.50%	2.89%
Bloomberg Municipal Bond Index	4.70%	3.95%
A   From June 16, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$24,543,449
Number of Holdings	137
Total Advisory Fee	$43,826
Portfolio Turnover	70%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Electric Utilities	21.4
General Obligations	16.3
Health Care	14.8
Housing	12.8
Resource Recovery	10.9
Industrial Development	8.5
Synthetics	7.7
Others(Individually Less Than 5%)	7.3
99.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 32.1
A - 57.4
BBB - 0.6
Not Rated - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Georgia	10.2
New York	9.7
Florida	8.7
Texas	7.1
Tennessee	6.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912670.101    6539-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Conservative Income Municipal Bond Fund Fidelity® SAI Conservative Income Municipal Bond Fund : FSMJX

This annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's yield-curve positioning, specifically its underweight in the two-year part of the curve, detracted from performance versus the Bloomberg Municipal 1 Year (1-2 Y) Bond Index for the fiscal year.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to relative performance.
•An overweight in lower-coupon par bonds was also helpful.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 6, 2023 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Conservative Income Municipal Bond Fund	3.24%	3.60%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.14%	3.44%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.50%	3.75%
Bloomberg Municipal Bond Index	4.70%	5.81%
A   From November 6, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,536,920,320
Number of Holdings	458
Total Advisory Fee	$3,249,190
Portfolio Turnover	64%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	20.7
Synthetics	18.0
Resource Recovery	10.7
Industrial Development	9.9
Transportation	9.3
Housing	8.6
Electric Utilities	7.3
Health Care	7.2
Others(Individually Less Than 5%)	4.3
96.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.5
AA - 29.8
A - 43.0
BBB - 7.6
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.9
New York	9.9
California	8.5
Florida	7.8
Pennsylvania	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912686.101    7554-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Conservative Income Municipal Bond Fund, Fidelity SAI Tax-Free Bond Fund, Fidelity Series Large Cap Value Index Fund, and Fidelity Tax-Free Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Conservative Income Municipal Bond Fund	$43,600	$-	$7,900	$400
Fidelity SAI Tax-Free Bond Fund	$49,500	$-	$7,900	$400
Fidelity Series Large Cap Value Index Fund	$45,600	$-	$9,500	$400
Fidelity Tax-Free Bond Fund	$51,000	$-	$7,500	$400

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Conservative Income Municipal Bond Fund	$49,100	$-	$8,200	$800
Fidelity SAI Tax-Free Bond Fund	$49,600	$-	$11,500	$1,000
Fidelity Series Large Cap Value Index Fund	$45,800	$-	$10,500	$1,000
Fidelity Tax-Free Bond Fund	$51,200	$-	$8,100	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Sustainable Conservative Income Municipal Bond Fund, Fidelity SAI Sustainable Municipal Income Fund, and Fidelity Sustainable Intermediate Municipal Income Fund (the “Funds”):

Services Billed by PwC

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	$46,200	$1,600	$5,600	$600
Fidelity SAI Sustainable Municipal Income Fund	$50,600	$1,700	$5,600	$700
Fidelity Sustainable Intermediate Municipal Income Fund	$49,300	$1,700	$5,600	$600

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	$46,300	$3,600	$5,600	$1,600
Fidelity SAI Sustainable Municipal Income Fund	$50,800	$4,000	$5,600	$1,700
Fidelity Sustainable Intermediate Municipal Income Fund	$49,400	$3,900	$5,600	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

Services Billed by PwC

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$7,975,400	$10,640,500
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
Deloitte Entities	$4,297,000	$2,838,000
PwC	$13,277,500	$15,896,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Bond Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Tax-Free Bond Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 92.9%
	Principal Amount (a)	Value ($)
Alabama - 6.4%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,100,424
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,492,072
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	270,714
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	870,253
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,140,224
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	214,965
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,510,699
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,515,506
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,976,769
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	434,953
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	800,905
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,123,011
University AL Gen Rev 5% 7/1/2031	2,755,000	2,995,555
TOTAL EDUCATION		17,446,050
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	1,615,000	1,619,312
General Obligations - 5.9%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (c)	21,775,000	23,348,716
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	4,925,000	5,313,081
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	9,735,000	10,150,610
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (h)	9,170,000	9,968,504
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,520,000	2,708,651
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	19,590,000	20,848,060
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,290,145
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	981,576
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	847,955
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (c)	20,155,000	20,322,126
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (c)	8,130,000	8,692,908
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	15,545,000	16,451,525
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	23,920,000	25,812,062
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	7,095,000	7,386,290
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	10,930,000	12,046,064
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	46,765,000	50,773,075
TOTAL GENERAL OBLIGATIONS		216,941,348
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,685,200
TOTAL ALABAMA		237,691,910
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033	1,000,000	1,166,308
Arizona - 2.9%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,472,751
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (e)(f)	1,030,000	1,050,600
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (e)(f)	945,000	963,900
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,298,830
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,322,376
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,053,239
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,026,328
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,180,365
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,119,047
TOTAL EDUCATION		13,487,436
Electric Utilities - 1.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	43,634,295
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,334,134
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,697,212
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,300,000	1,489,024
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,300,000	1,476,211
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,850,000	2,044,940
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,205,000	1,305,806
Queen Creek AZ Cops Series 2026, 5% 10/1/2044 (h)	1,500,000	1,620,903
Queen Creek AZ Cops Series 2026, 5% 10/1/2051 (h)	4,090,000	4,221,428
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	782,627
TOTAL GENERAL OBLIGATIONS		16,972,285
Health Care - 0.3%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (c)(d)	900,000	893,388
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,430,458
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	391,334
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	426,171
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	384,313
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	410,582
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	894,791
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	201,721
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	309,898
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	422,678
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	356,887
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	145,890
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	175,120
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	2,995,598
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,758,593
TOTAL HEALTH CARE		11,197,422
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (g)	4,720,000	5,823,935
Transportation - 0.4%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,123,304
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	360,767
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	595,274
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	518,921
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	828,701
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,563,930
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,472,311
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,948,825
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,945,939
TOTAL TRANSPORTATION		15,357,972
TOTAL ARIZONA		106,473,345
Arkansas - 0.4%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 2% 6/1/2040	1,805,000	1,366,553
Gravette School District No 20 2.25% 2/1/2040	440,000	352,499
Gravette School District No 20 2.375% 2/1/2042	465,000	354,483
Jonesboro AR Sch Dist No 1 2% 2/1/2043	2,435,000	1,710,313
Little Rock AR School Dist Series A, 3% 2/1/2045	6,435,000	5,085,625
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	2,850,000	1,728,969
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2040	285,000	213,921
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 6/1/2041	845,000	603,087
Osceola Ark Sch Dist No 001 2.2% 11/1/2044	1,455,000	940,900
Valley View Sch Dist No 58 Ark 2% 2/1/2038	935,000	753,276
TOTAL GENERAL OBLIGATIONS		13,109,626
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	422,948
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2039	1,185,000	939,200
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2041	1,235,000	933,308
TOTAL WATER & SEWER		1,872,508
TOTAL ARKANSAS		15,405,082
California - 4.2%
Education - 0.4%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,108,209
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,928,637
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	950,838
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	950,895
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	950,861
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,186,765
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,422,720
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	947,859
University CA Revs 3% 5/15/2051	4,325,000	3,221,639
University CA Revs 5% 5/15/2036	1,520,000	1,565,951
TOTAL EDUCATION		16,234,374
General Obligations - 3.4%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	5,140,000	5,448,848
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	7,675,000	8,144,276
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (c)	12,620,000	13,501,846
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (c)	19,225,000	20,218,564
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,501,704
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	19,065,000	20,604,777
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	3,330,000	3,905,904
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,912,703
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,543,986
Poway CA Unified Sch Dist 0% 8/1/2032 (i)	1,225,000	1,026,326
Poway CA Unified Sch Dist 0% 8/1/2033 (i)	4,105,000	3,326,658
Poway CA Unified Sch Dist 0% 8/1/2037 (i)	7,555,000	5,176,990
Poway CA Unified Sch Dist 0% 8/1/2038 (i)	8,400,000	5,502,316
Poway CA Unified Sch Dist 0% 8/1/2039 (i)	6,815,000	4,261,824
Poway CA Unified Sch Dist 0% 8/1/2041 (i)	4,625,000	2,596,080
Poway CA Unified Sch Dist 0% 8/1/2051 (i)	1,355,000	423,142
San Diego CA Comm Coll Dist 0% 8/1/2035 (i)	2,830,000	2,142,286
San Diego CA Uni Sch Dist 0% 7/1/2034 (i)	1,225,000	968,097
San Diego CA Uni Sch Dist 0% 7/1/2037 (i)	4,820,000	3,356,532
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	2,455,000	1,979,131
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (c)	5,330,000	5,991,544
San Marcos Unified School District 0% 8/1/2047 (i)	1,915,000	714,447
State of California Gen. Oblig. 5% 3/1/2037	6,015,000	7,116,474
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,080
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,014
TOTAL GENERAL OBLIGATIONS		122,404,549
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,270,945	2,267,601
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,623,211	5,885,930
TOTAL HOUSING		8,153,531
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	1,000,000	938,061
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (i)	44,735,000	4,691,490
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	973,766
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,499,985
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	1,013,035
TOTAL TOBACCO BONDS		8,178,276
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (i)	485,000	136,553
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (i)	1,665,000	445,067
TOTAL TRANSPORTATION		581,620
TOTAL CALIFORNIA		156,490,411
Colorado - 1.0%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,405,000
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,551,674
TOTAL ELECTRIC UTILITIES		6,956,674
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2036	2,540,000	3,129,611
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,465,000	2,940,711
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,465,000	1,725,017
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,565,000	1,787,794
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	1,920,000	2,130,554
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	9,144,173
Ebert Met Dist CO 4% 12/1/2048 (Build America Mutual Assurance Co Insured)	655,000	603,506
TOTAL GENERAL OBLIGATIONS		21,461,366
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,864,340
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,292,490
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,752,215
TOTAL HEALTH CARE		7,909,045
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	355,000	360,747
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	715,000	710,086
TOTAL HOUSING		1,070,833
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	777,265
TOTAL COLORADO		38,175,183
Connecticut - 2.1%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,450,988
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	1,016,425
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,515,258
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,563,618
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	1,025,139
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,048,475
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	528,902
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	476,211
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	237,594
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,017,304
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,165,121
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	389,357
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,503,760
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,624,114
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,456,266
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,233,306
TOTAL EDUCATION		19,251,838
General Obligations - 0.4%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	898,902
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	995,844
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,314,196
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	888,867
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,110,604
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	3,000,000	3,378,510
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	613,110
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	374,479
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,885,000	4,213,126
TOTAL GENERAL OBLIGATIONS		13,787,638
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (b)(f)	1,325,000	728,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (b)(f)	1,925,000	1,058,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (b)	1,100,000	1,018,379
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (b)	1,295,000	1,259,778
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,806,915
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,665,199
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,346,235
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,774,009
TOTAL HEALTH CARE		17,658,015
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	590,000	602,139
Special Tax - 0.7%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,370,191
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,549,887
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	7,047,087
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,228,798
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (b)	1,595,000	1,615,813
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (b)	2,950,000	2,990,997
TOTAL SPECIAL TAX		25,802,773
TOTAL CONNECTICUT		77,102,403
District Of Columbia - 0.3%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,238,395
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	5,056,349
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	4,014,375
TOTAL DISTRICT OF COLUMBIA		11,309,119
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,426,179
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,642,470
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,256,514
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		19,325,163
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,251,383
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,999,153
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,985,129
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	4,210,000	3,031,863
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,356,105
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	2,400,000	1,680,385
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,304,018
Florida - 2.6%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,749,397
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,727,162
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,286,523
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (b)	2,000,000	1,901,083
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (b)	1,900,000	1,795,361
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	633,250
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,254,057
TOTAL EDUCATION		13,346,833
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	405,226
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,891,844
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,724,790
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	10,417,488
TOTAL ELECTRIC UTILITIES		17,439,348
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	973,653
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	826,649
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	471,789
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,897,437
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,090,000
TOTAL GENERAL OBLIGATIONS		6,259,528
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,495,141
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,304,629
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,380,000	1,413,344
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,655,000	1,676,514
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (c)	530,000	566,595
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (c)	670,000	731,717
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	1,974,920
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (c)(h)	1,495,000	1,653,874
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,668,434
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,446,308
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,825,269
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,449,135
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	685,550
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,346,845
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,040,896
TOTAL HEALTH CARE		25,279,171
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,230,000	1,241,979
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	225,295
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	404,630
TOTAL OTHER		629,925
Transportation - 0.9%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	783,121
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2040 (Assured Guaranty Inc Insured)	1,250,000	1,374,405
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,558,508
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,231,918
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,364,049
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,130,306
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,768
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,104,031
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,760
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured)	4,015,000	4,274,023
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	3,890,000	4,111,094
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	4,320,000	4,473,252
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	2,700,000	2,776,729
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	2,175,000	2,226,705
TOTAL TRANSPORTATION		33,311,669
TOTAL FLORIDA		97,508,453
Georgia - 3.7%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,024,154
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,156,376
TOTAL EDUCATION		2,180,530
Electric Utilities - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (c)	3,105,000	3,137,084
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (c)	2,900,000	1,844,630
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (c)	5,370,000	5,520,287
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,119,392
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	415,727
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	940,769
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,920,844
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	923,813
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,130,634
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,103,107
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,129,544
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,866,727
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,243,700
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,488,395
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	628,059
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	700,821
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (c)	5,805,000	5,881,198
TOTAL ELECTRIC UTILITIES		35,994,731
General Obligations - 1.7%
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	13,390,000	14,458,999
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (c)	19,695,000	20,864,993
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,832,571
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,153,235
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,388,056
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,532,515
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (c)	6,450,000	6,972,851
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,988,872
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,082,101
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	926,702
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (c)	3,980,000	4,264,511
TOTAL GENERAL OBLIGATIONS		61,465,406
Health Care - 0.5%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,385,072
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,233,493
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	675,000	538,239
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,682,518
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,654,628
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,322,949
TOTAL HEALTH CARE		16,816,899
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,400,192
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (b)	1,440,000	1,483,558
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (b)	3,630,000	3,583,686
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (b)	6,280,000	6,263,631
TOTAL INDUSTRIAL DEVELOPMENT		11,330,875
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,588,592
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,644,788
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,120,595
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,252,057
TOTAL TRANSPORTATION		4,017,440
TOTAL GEORGIA		138,794,665
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,074,013
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,212,664
TOTAL TRANSPORTATION		2,286,677
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,257,032
TOTAL HAWAII		4,543,709
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	750,000	758,736
Illinois - 9.4%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	3,720,000	3,912,186
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,266,654
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,401,916
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,432,143
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	337,826
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	819,937
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	180,370
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	837,388
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	390,448
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	443,472
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	190,000	204,915
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	275,000	295,627
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	470,000	503,872
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	285,000	303,462
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	285,000	302,188
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	330,000	348,557
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	355,000	373,721
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	610,000	639,609
TOTAL EDUCATION		14,994,291
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	138,439
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,336
TOTAL ESCROWED/PRE-REFUNDED		158,775
General Obligations - 5.0%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,294,694
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	865,335
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,922,637
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	3,022,590
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,732,892
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	14,395,000	15,234,571
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	2,400,000	2,596,564
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,866,946
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,791,938
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,697,442
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,659,829
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	3,365,000	3,520,952
Chicago IL Gen. Oblig. Series 2025C, 6% 1/1/2043	2,000,000	2,187,704
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2042	1,750,000	1,937,482
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2044	2,580,000	2,793,061
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	1,500,000	1,606,872
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2040	800,000	870,982
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2041	1,400,000	1,510,078
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2043	1,565,000	1,711,878
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2050	4,500,000	4,729,329
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,601,169
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	682,550
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	511,731
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,742,626
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,741,697
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,076,789
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,972,050
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	8,071,326
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,774,550
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,446,141
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	110,473
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	772,545
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	610,985
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	763,031
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,886,059
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,590,492
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,415,858
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,246,644
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,238,507
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	875,000	924,390
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,454,910
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,459,437
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,157,154
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,562,664
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,230,758
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,446,759
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	17,267,149
Illinois St Gen. Oblig. Series SEPTEMBER 2025 D, 5% 9/1/2039	9,380,000	10,254,360
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	725,786
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	793,006
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,636,899
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,005,785
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,270,000
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	965,774
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,129,474
TOTAL GENERAL OBLIGATIONS		186,093,304
Health Care - 0.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,338,166
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	978,379
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,471,430
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,617,773
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,309,667
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,897,700
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	25,000	24,740
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,940,000	1,976,388
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	709,081
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,057,806
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,394,492
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	4,954,703
TOTAL HEALTH CARE		32,730,325
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	487,939
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	452,762
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	3,885,000	3,846,151
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,309,569	4,031,337
TOTAL HOUSING		8,818,189
Special Tax - 2.7%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,673,792
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	5,080,664
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,321,869
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,356,157
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (i)	775,000	644,820
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (i)	12,285,000	8,278,935
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (i)	5,570,000	1,522,144
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (i)	5,735,000	5,183,278
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (i)	7,835,000	5,676,154
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (i)	1,970,000	1,360,587
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (i)	30,875,000	14,664,927
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (i)	7,170,000	3,177,804
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (i)	11,465,000	4,732,193
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (i)	10,015,000	3,637,833
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,253,895
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,962,409
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	877,335
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,266,346
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,404,334
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,521,057
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,967,008
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,413,220
TOTAL SPECIAL TAX		98,976,761
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,067,571
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,064,945
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	891,840
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,092,270
TOTAL TRANSPORTATION		4,116,626
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,555,412
TOTAL ILLINOIS		350,443,683
Indiana - 1.0%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,922,654
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,204,872
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,583,064
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,029,032
TOTAL EDUCATION		6,739,622
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,950,172
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,968,100
TOTAL ELECTRIC UTILITIES		5,918,272
General Obligations - 0.2%
Fort Wayne Community Schools Food Service Center Building Corp 3% 1/15/2040	500,000	451,057
Seymour Ind Elem Sch Bldg Corp Series 2022, 4% 1/15/2042	750,000	758,192
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,799,635
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,264,981
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,790,494
TOTAL GENERAL OBLIGATIONS		8,064,359
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	522,222
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,685,808
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,745,000	3,332,778
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	453,843
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,440,643
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	328,290
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,757,956
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (b)	1,660,000	1,459,110
TOTAL HEALTH CARE		11,980,650
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	555,000	549,866
Special Tax - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,138,278
Water & Sewer - 0.0%
Lafayette Ind Sew Wks Rev 2% 7/1/2036 (Build America Mutual Assurance Co Insured)	585,000	482,826
TOTAL INDIANA		36,873,873
Iowa - 0.2%
General Obligations - 0.1%
Polk Co IA Gen. Oblig. 3% 6/1/2040	790,000	721,165
Woodbury Cnty Iowa Law Enforcement Ctr Auth Facs Rev (Woodbury Cnty Iowa Proj.) 4% 6/1/2041	3,400,000	3,421,962
TOTAL GENERAL OBLIGATIONS		4,143,127
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,233,175
TOTAL IOWA		6,376,302
Kentucky - 1.5%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,611,793
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	4,875,000	5,164,294
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,861,614
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,247,105
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	505,000	533,802
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	265,000	279,685
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	595,000	626,844
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	680,000	715,197
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	418,997
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	355,013
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	604,503
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,877,058
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,169,429
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,763,208
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,577,149
TOTAL GENERAL OBLIGATIONS		24,193,898
Health Care - 0.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,795
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	64,416
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,135,890
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,665,000	1,527,712
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,830,000	2,157,211
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	1,011,555
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	969,796
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,611,863
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,288,714
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,454,524
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,054
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,062
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,066
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,073
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,072
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,207,562
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,868,318
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	1,635,000	1,753,370
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,652,043
TOTAL HEALTH CARE		26,025,096
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,227,156
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,174,691
TOTAL TRANSPORTATION		3,401,847
TOTAL KENTUCKY		55,232,634
Louisiana - 0.0%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,158,646
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	945,000	1,035,082
TOTAL LOUISIANA		2,193,728
Maine - 1.0%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,592,595
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,983,892
TOTAL EDUCATION		10,576,487
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	113,016
Brunswick ME 2.5% 11/1/2039	335,000	283,716
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,177,951
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,246,702
TOTAL GENERAL OBLIGATIONS		4,821,385
Health Care - 0.5%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,187,221
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,100,227
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,984,983
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,711,600
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,203,428
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,943,405
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,229,436
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	962,967
TOTAL HEALTH CARE		16,323,267
Transportation - 0.1%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	660,000	697,847
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	945,000	997,525
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	1,040,000	1,094,595
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	1,890,000	1,981,679
TOTAL TRANSPORTATION		4,771,646
TOTAL MAINE		36,492,785
Maryland - 0.9%
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,557,346
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	973,389
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	808,780
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	817,797
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,851,288
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	6,156,417
TOTAL GENERAL OBLIGATIONS		15,165,017
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,077,720
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	711,518
TOTAL HEALTH CARE		3,789,238
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,060,000	1,060,787
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,050,000	1,067,645
TOTAL HOUSING		2,128,432
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	796,562
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,323,322
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,526,144
TOTAL SPECIAL TAX		5,646,028
Transportation - 0.1%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,247,924
TOTAL MARYLAND		31,976,639
Massachusetts - 1.2%
Education - 0.7%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	6,919,626
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,505,951
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,497,330
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	961,458
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,109,649
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,288,889
TOTAL EDUCATION		25,282,903
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,630,170
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,608,007
TOTAL MASSACHUSETTS		44,521,080
Michigan - 2.5%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,617,165
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,922,687
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,919,261
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,419,837
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	759,095
TOTAL ELECTRIC UTILITIES		14,638,045
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,071
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,864,484
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,167,214
Portage MI Pub Schs 5% 11/1/2033	945,000	949,837
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,184,980
Portage MI Pub Schs 5% 11/1/2037	945,000	948,729
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2034 (State of Michigan Guaranteed) (h)	1,200,000	1,400,675
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2035 (State of Michigan Guaranteed) (h)	1,200,000	1,409,164
TOTAL GENERAL OBLIGATIONS		8,925,083
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,312,518
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,910,336
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	301,949
TOTAL HEALTH CARE		3,524,803
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,317,780
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,295,000	827,308
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,422,411
TOTAL HOUSING		4,567,499
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,138,119
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,193,879
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,359,895
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,145,263
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,733,166
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,781,512
TOTAL SPECIAL TAX		10,351,834
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,781,417
Transportation - 0.7%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	590,972
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	261,515
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2036	1,100,000	1,287,993
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2037	1,000,000	1,160,515
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2038	1,000,000	1,152,052
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2039	2,010,000	2,288,712
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2040	1,200,000	1,353,577
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2041	1,200,000	1,348,231
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2036	1,140,000	1,334,829
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2037	1,825,000	2,117,940
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2038	2,500,000	2,880,131
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2039	2,210,000	2,516,444
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2040	1,500,000	1,691,971
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2041	2,000,000	2,247,051
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	342,616
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	484,115
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	542,913
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	685,876
TOTAL TRANSPORTATION		24,287,453
Water & Sewer - 0.7%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	10,340,000	12,143,081
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	1,740,000	1,984,856
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	2,000,000	2,152,772
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,993,310
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	5,136,422
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	3,055,487
TOTAL WATER & SEWER		26,465,928
TOTAL MICHIGAN		94,552,133
Minnesota - 0.7%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	983,089
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	698,010
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	851,256
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	946,753
TOTAL EDUCATION		3,479,108
General Obligations - 0.5%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,277,298
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,308,143
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,482,821
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,619,251
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,805,406
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2036 (Minnesota St Guaranteed) (i)	1,050,000	754,498
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2038 (Minnesota St Guaranteed) (i)	500,000	326,667
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2040 (Minnesota St Guaranteed) (i)	1,585,000	936,328
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2042 (Minnesota St Guaranteed) (i)	1,360,000	712,242
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,336,077
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (i)	2,705,000	1,676,955
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (i)	1,555,000	909,735
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (i)	1,000,000	545,733
TOTAL GENERAL OBLIGATIONS		17,691,154
Health Care - 0.1%
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,905,103
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	560,000	600,552
TOTAL MINNESOTA		24,675,917
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	744,148
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,424,106
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	30,779
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,424,525
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,330,705
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,385,760
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	380,082
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,099
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,943,912
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,451,524
TOTAL HEALTH CARE		11,327,386
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	260,000	262,917
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	2,775,000	2,844,055
TOTAL HOUSING		3,106,972
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,348,531
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,093,941
TOTAL TRANSPORTATION		2,442,472
Water & Sewer - 0.1%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	493,879
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	470,819
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2040	1,170,000	1,070,445
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2044	1,505,000	1,240,188
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,223,765
TOTAL WATER & SEWER		4,499,096
TOTAL MISSOURI		22,800,032
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,922,865
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	175,000	177,929
TOTAL MONTANA		2,100,794
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	739,341
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	838,086
TOTAL EDUCATION		1,577,427
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,939,898
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,610,550
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,164,868
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,577,811
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	946,557
TOTAL ELECTRIC UTILITIES		10,239,684
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	620,000	620,753
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,272,875
TOTAL HOUSING		1,893,628
TOTAL NEBRASKA		13,710,739
Nevada - 0.9%
General Obligations - 0.6%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	2,630,000	2,385,018
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,958,087
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,979,929
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	4,209,619
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	715,294
TOTAL GENERAL OBLIGATIONS		20,247,947
Health Care - 0.2%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,595,915
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,337,541
TOTAL HEALTH CARE		8,933,456
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	325,000	328,185
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	978,604
TOTAL HOUSING		1,306,789
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,800,869
TOTAL NEVADA		33,289,061
New Hampshire - 1.0%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,085,257
Health Care - 0.7%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	2,590,000	1,883,052
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,280,920
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	245,429
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,946,222
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,695,301
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,959,133
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,341,946
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,032,690
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,869,420
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,925,548
TOTAL HEALTH CARE		23,179,661
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,444,083	4,560,905
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,555,219	6,393,244
TOTAL HOUSING		10,954,149
Water & Sewer - 0.0%
Manchester NH Swr Rev Series 2021, 4% 6/1/2046	625,000	581,192
TOTAL NEW HAMPSHIRE		35,800,259
New Jersey - 5.8%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,292,005
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	40,000	41,170
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	55,000	56,725
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	40,000	41,231
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,497,299
TOTAL EDUCATION		4,928,430
General Obligations - 3.9%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	772,644
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	788,814
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,070,102
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	954,155
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	947,128
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,322,176
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,710,242
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,239,906
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,160,997
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	210,656
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,800,485
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	981,215
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (i)	1,275,000	1,156,888
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (i)	5,300,000	4,497,302
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (i)	1,650,000	1,306,271
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (i)	10,000,000	6,914,032
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	951,880
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,707,728
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	6,140,438
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	818,416
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,775,192
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,207,769
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,637,781
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,057,577
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,982,247
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	3,075,082
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	17,376,826
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,590,507
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,705,368
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (i)	3,575,000	2,268,042
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,377,618
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,231,795
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	579,217
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	2,480,000	2,528,501
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	521,669
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,635,703
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	3,085,662
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,196,774
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	664,393
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,732,394
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,549,010
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,102,383
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,303,775
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,425,375
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,235,897
TOTAL GENERAL OBLIGATIONS		144,298,032
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (b)	750,000	583,261
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (b)	840,501	593,346
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,450,329
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	954,378
TOTAL HEALTH CARE		3,581,314
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,295,000	2,227,542
Transportation - 1.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,380,189
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	6,076,511
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,396,372
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,437,393
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,468,169
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,605,509
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,768,135
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,209,331
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	680,000	793,360
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	695,000	818,532
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,380,000	12,198,888
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,277,585
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,531,522
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,512,372
TOTAL TRANSPORTATION		61,473,868
TOTAL NEW JERSEY		216,509,186
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (c)	12,180,000	12,989,422
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	200,000	206,204
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	162,001
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	168,413
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	313,497
TOTAL HEALTH CARE		850,115
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	580,000	582,821
TOTAL NEW MEXICO		14,422,358
New York - 10.6%
Education - 0.4%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,628,071
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,399,754
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	726,101
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,498,864
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,904,529
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,680,073
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	599,936
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,637,316
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,028,865
TOTAL EDUCATION		16,103,509
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	488,731
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,958,810
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,106,704
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (c)	9,720,000	9,752,882
TOTAL ELECTRIC UTILITIES		13,307,127
General Obligations - 1.1%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,638,758
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,146,989
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,422,445
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,482,750
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,862,586
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,705,488
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,577,259
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	8,405,000	8,957,380
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,619,609
TOTAL GENERAL OBLIGATIONS		44,413,264
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	945,000	973,877
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	1,415,000	1,521,034
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (b)	600,000	512,030
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (b)	1,020,000	779,829
TOTAL HEALTH CARE		3,786,770
Housing - 1.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (c)	780,000	789,954
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (c)	11,205,000	11,401,154
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (c)	11,885,000	11,997,154
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (c)	13,520,000	13,526,235
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	928,858
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,163,490
TOTAL HOUSING		39,806,845
Industrial Development - 0.4%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	16,059,710
Special Tax - 5.4%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,479,046
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	8,441,206
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	15,889,042
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,231,250
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,791,016
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045 (h)	2,700,000	2,883,417
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046 (h)	2,505,000	2,644,415
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047 (h)	7,285,000	7,613,443
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050 (h)	3,825,000	3,944,206
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052 (h)	2,700,000	2,836,290
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048 (h)	4,070,000	4,419,893
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050 (h)	2,820,000	3,038,544
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	11,215,000	11,570,692
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,557,269
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,995,209
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,546,888
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	18,553,895
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	6,785,000	7,093,940
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,520,084
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,772,391
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,350,010
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,539,368
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,704,429
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,769,480
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,131,804
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,431,613
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,720,650
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,840,820
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,573,068
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	19,176,477
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	8,281,274
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,727,677
TOTAL SPECIAL TAX		201,068,806
Transportation - 1.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	28,421,966
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	1,966,324
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (i)	2,150,000	1,941,129
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (i)	5,285,000	4,154,638
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,973,613
TOTAL TRANSPORTATION		41,457,670
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	2,515,000	3,016,744
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056 (h)	16,700,000	18,048,859
TOTAL WATER & SEWER		21,065,603
TOTAL NEW YORK		397,069,304
North Carolina - 0.9%
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	1,027,095
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,300,662
TOTAL GENERAL OBLIGATIONS		3,327,757
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	856,651
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,499,234
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,863,372
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,396,958
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,451,192
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,098,939
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	800,236
TOTAL HEALTH CARE		8,966,582
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,290,000	1,019,880
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	955,000	1,099,309
TOTAL HOUSING		2,119,189
Transportation - 0.4%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,944,612
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	3,027,785
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,621,804
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,364,759
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,415,607
TOTAL TRANSPORTATION		17,374,567
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	2,000,000	1,724,225
TOTAL NORTH CAROLINA		33,512,320
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	3,620,000	2,421,247
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.125% 5/1/2042	2,725,000	2,012,575
Grand Forks N Gen. Oblig. Series 2020 A, 2.125% 12/1/2043	425,000	296,121
TOTAL GENERAL OBLIGATIONS		2,308,696
TOTAL NORTH DAKOTA		4,729,943
Ohio - 1.6%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,508,936
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,372,909
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,069,570
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,684,144
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,582,231
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,843,376
TOTAL EDUCATION		9,061,166
Electric Utilities - 0.1%
American Mun Pwr Solar 5% 2/15/2039	945,000	988,226
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,485,960
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,047,707
TOTAL ELECTRIC UTILITIES		5,521,893
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,965,000	4,052,185
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	151,246
TOTAL ESCROWED/PRE-REFUNDED		4,203,431
General Obligations - 0.2%
Berkshire Local School District Series 2021, 3% 10/1/2046	2,485,000	1,908,559
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2043	1,000,000	1,069,907
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2045	1,000,000	1,049,420
Columbus OH City Sch Dist 5% 12/1/2032	795,000	801,250
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,080,349
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,471,392
TOTAL GENERAL OBLIGATIONS		8,380,877
Health Care - 0.5%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	70,032
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,042
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,038
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,281,899
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	80,000	80,452
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,475,288
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	136,127
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,196,498
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,425,000	1,465,097
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,121,776
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,205,597
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,291,402
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,385,725
TOTAL HEALTH CARE		15,864,973
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	195,000	197,606
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,490,000	1,641,042
TOTAL HOUSING		1,838,648
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,970,643
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,224,060
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,464,832
TOTAL SPECIAL TAX		4,659,535
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	4,070,000	2,872,975
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	731,928
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,147,341
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,207,026
TOTAL TOBACCO BONDS		8,959,270
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (i)	5,475,000	2,915,255
TOTAL OHIO		61,405,048
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,527,832
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033 (Build America Mutual Assurance Co Insured)	1,750,000	2,012,160
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	275,000	303,634
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,041,697
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	2,000,000	2,230,608
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,686,069
TOTAL TRANSPORTATION		11,916,677
TOTAL OKLAHOMA		16,802,000
Oregon - 0.9%
General Obligations - 0.5%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,882,159
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	844,459
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,547,336
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (i)	1,995,000	1,212,449
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (i)	1,725,000	999,194
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (i)	6,550,000	3,560,460
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (i)	1,005,000	479,451
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (i)	1,210,000	470,673
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2046 (Oregon St Guaranteed) (i)	3,000,000	1,090,656
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2047 (Oregon St Guaranteed) (i)	2,500,000	854,035
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,054,338
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,913,283
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,904,432
TOTAL GENERAL OBLIGATIONS		19,812,925
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	3,732,738
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,841,918
TOTAL HEALTH CARE		6,574,656
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	606,687
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,015,000	2,032,905
TOTAL HOUSING		2,639,592
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	4,690,000	5,221,795
TOTAL OREGON		34,248,968
Pennsylvania - 4.5%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (e)	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (e)	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (e)	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	948,490
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	948,176
TOTAL EDUCATION		4,618,266
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,530,000	3,695,993
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,185,000	2,095,506
TOTAL ELECTRIC UTILITIES		5,791,499
General Obligations - 0.8%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	738,162
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	782,185
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	734,298
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,934,187
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,630,590
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,496,523
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,926,365
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,240,981
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,940,636
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,190,221
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,965,900
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,945,000	2,098,877
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,441,296
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	991,768
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,348,634
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	696,463
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,680,353
TOTAL GENERAL OBLIGATIONS		32,837,439
Health Care - 1.6%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,388,440
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	5,745,000	4,147,669
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,264,309
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,904,763
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,723
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,629
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	4,052,722
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	126,754
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	4,144,268
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,141,483
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,434,922
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	5,806,745
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,099,865
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,386,218
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,350,381
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	2,989,520
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,371,868
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	970,123
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,110,406
TOTAL HEALTH CARE		55,769,808
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,552,301
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,166,880
TOTAL HOUSING		3,719,181
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,093,656
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	483,028
TOTAL SPECIAL TAX		1,576,684
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,431,176
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,888,695
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	8,842,083
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	15,324,947
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,943,579
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	486,740
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	486,300
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	537,581
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	583,293
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	536,276
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	582,021
TOTAL TRANSPORTATION		47,642,691
Water & Sewer - 0.4%
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	990,084
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Inc Insured)	4,275,000	4,778,642
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,750,000	5,267,986
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,720,000	2,900,781
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	1,890,000	2,169,110
TOTAL WATER & SEWER		16,106,603
TOTAL PENNSYLVANIA		168,062,171
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (i)	10,912,493	7,986,775
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,434,661
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	3,017,560
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,339,663
TOTAL GENERAL OBLIGATIONS		20,778,659
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (b)	2,165,000	2,058,146
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (b)	1,030,000	1,082,102
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,130,000	3,243,908
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (b)	1,445,000	1,373,682
TOTAL WATER & SEWER		7,757,838
TOTAL PUERTO RICO		28,536,497
Rhode Island - 0.8%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,373,445
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,540,738
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,250,794
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,242,366
TOTAL EDUCATION		11,407,343
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	853,747
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	891,266
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,396,423
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,287,474
TOTAL GENERAL OBLIGATIONS		4,428,910
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,623,074
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,901,204
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031 (h)	1,730,000	1,900,530
TOTAL HEALTH CARE		8,424,808
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	570,000	570,546
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	2,635,000	2,617,590
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	350,000	352,983
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,597,546
TOTAL HOUSING		5,138,665
TOTAL RHODE ISLAND		29,399,726
South Carolina - 1.9%
Electric Utilities - 1.3%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	3,993,580
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,369,084
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,575,753
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	2,240,000	2,326,228
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,713,927
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,141,931
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,787,822
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,506,059
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	563,614
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,125,683
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,941,523
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	909,057
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,676,231
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,483,022
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,221,666
TOTAL ELECTRIC UTILITIES		46,335,180
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	975,009
Health Care - 0.5%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,621,852
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,347,195
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,714,169
TOTAL HEALTH CARE		18,683,216
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	665,000	674,594
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	304,210
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	510,277
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	572,227
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	506,852
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	569,517
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	592,937
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	875,000	968,011
TOTAL HOUSING		4,698,625
TOTAL SOUTH CAROLINA		70,692,030
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	833,776
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	704,284
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,793,456
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (c)	3,900,000	4,342,583
TOTAL SOUTH DAKOTA		7,674,099
Tennessee - 1.5%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	6,894,259
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,086,340
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	7,116,883
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,302,071
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,236,148
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,814,384
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,801,716
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,922,253
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,620,246
TOTAL ELECTRIC UTILITIES		23,900,041
General Obligations - 0.5%
Germantown Tenn Gen. Oblig. Series 2021, 3% 12/1/2046	1,120,000	873,915
Greene Cnty Tenn 2% 6/1/2038	535,000	435,082
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	15,510,000	16,858,736
TOTAL GENERAL OBLIGATIONS		18,167,733
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,556,881
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	855,410
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,154,519
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,190,397
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,197,967
TOTAL HEALTH CARE		5,955,174
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	237,290
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	260,500
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	584,781
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	360,000	360,001
TOTAL HOUSING		1,442,572
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.1% 6/1/2041	1,335,000	1,003,518
TOTAL TENNESSEE		57,363,297
Texas - 9.3%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	1,991,523
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	733,678
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,705,120
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,184,054
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,937,118
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,084,102
TOTAL EDUCATION		13,635,595
Electric Utilities - 1.3%
Bryan Tex Rural Elec Sys Rev Series 2018, 4% 7/1/2043	985,000	956,939
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,567,213
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,876,122
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2041 (Assured Guaranty Inc Insured)	375,000	421,809
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2042 (Assured Guaranty Inc Insured)	475,000	526,646
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2043 (Assured Guaranty Inc Insured)	500,000	548,582
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2044 (Assured Guaranty Inc Insured)	575,000	623,351
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2045 (Assured Guaranty Inc Insured)	550,000	588,175
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2046 (Assured Guaranty Inc Insured)	850,000	898,202
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2047 (Assured Guaranty Inc Insured)	1,035,000	1,084,552
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,479,324
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,099,463
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,930,000	2,210,349
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,380,000	1,601,281
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,150,000	1,324,566
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,240,000	1,418,226
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Inc Insured)	1,400,000	1,588,800
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,126,108
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,035,000	1,157,577
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,200,000	1,332,835
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Inc Insured)	1,400,000	1,544,828
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,224,057
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,464,267
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (c)	12,525,000	12,660,968
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (c)(h)	2,865,000	2,889,313
TOTAL ELECTRIC UTILITIES		47,213,553
General Obligations - 3.2%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,164,712
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,140,158
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,155,036
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,847,641
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	672,125
Caddo Mills TX Indpt Sch Dist 3% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	856,917
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,208,148
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	479,123
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,105,446
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,427,953
Clear Creek Independent School District Series 2021, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,640,957
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,737,479
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,751,996
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,215,656
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,663,683
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,493,214
Conroe TX Isd Series 2026, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed) (h)	2,520,000	2,785,074
Conroe TX Isd Series 2026, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed) (h)	2,425,000	2,655,917
Conroe TX Isd Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed) (h)	3,835,000	4,112,425
Conroe TX Isd Series 2026, 5% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed) (h)	6,000,000	6,384,233
Corpus Christi TX Isd Series 2017 A, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	818,294
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,314,415
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2045	510,000	403,963
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,855,000	4,259,292
Deer Pk Tex Gen. Oblig. Series 2021, 4% 3/15/2041	400,000	404,637
Del Mar TX College Dist Gen. Oblig. Series 2020 A, 3% 8/15/2045	2,620,000	2,061,229
Dimmitt TX Indpt Sch Dist 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,805,000	1,450,595
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	570,982
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	634,664
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	4,265,229
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,238,222
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	583,343
Frenship TX Indpt Sch Dist Series 2021 A, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	900,867
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2041	1,490,000	1,159,032
Greenville Tex Gen. Oblig. 2% 2/15/2033 (Build America Mutual Assurance Co Insured)	1,055,000	972,541
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2042 (Build America Mutual Assurance Co Insured)	225,000	184,420
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	225,000	178,471
Houston TX Gen. Oblig. 5.25% 3/1/2049	3,710,000	3,953,646
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	912,728
Inverness Forest Impt Dist Tex Gen. Oblig. Series 2022, 3% 3/1/2042 (Assured Guaranty Inc Insured)	420,000	346,369
Kaufman Cnty Mun Util Dist 6 Gen. Oblig. Series 2021, 2.25% 9/1/2046 (Assured Guaranty Inc Insured)	2,720,000	1,748,198
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,423,583
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	888,164
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,261,091
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	777,571
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.375% 9/1/2046 (Assured Guaranty Inc Insured)	450,000	284,746
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,365,115
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,965,967
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	955,218
Prosper Tex Gen. Oblig. 2.5% 2/15/2040	2,280,000	1,894,172
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,522,314
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,701,961
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,658,867
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	3,025,924
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	695,426
Sienna Plantation Levee Impt Dist Tex Fort Bend Cnty Gen. Oblig. 3.25% 9/1/2043 (Assured Guaranty Inc Insured)	1,000,000	887,722
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,555,000	1,585,193
Southwest Tex Indpt Sch Dist Series 2019, 3% 2/1/2044 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,461,970
Throckmorton Tex Collegiate Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	770,000	603,202
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	3,180,000	2,567,560
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	2,405,000	1,941,818
Wharton TX Indpt Sch Dist 2.125% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	940,461
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,260,195
Willis Tex Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	754,486
TOTAL GENERAL OBLIGATIONS		121,281,756
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,972,598
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,000,384
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,582,271
TOTAL HEALTH CARE		5,555,253
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,825,000	4,235,995
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	4,465,000	4,511,898
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,332,754	3,093,648
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,725,000	1,728,186
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,600,000	1,629,109
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,216,749
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,700,000	2,989,471
TOTAL HOUSING		19,405,056
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,850,000	1,392,551
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,404,192
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	10,339,115
TOTAL SPECIAL TAX		13,135,858
Transportation - 2.9%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,792,226
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,697,028
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,900,880
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,495,696
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,244,548
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,992,857
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	3,081,467
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,360,082
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2042 (Assured Guaranty Inc Insured)	1,500,000	1,622,996
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,375,000	1,470,282
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2044 (Assured Guaranty Inc Insured)	2,500,000	2,649,846
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,585,000	3,791,622
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,942,461
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,342,121
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,508,371
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,984,227
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,808,057
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,503,663
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (i)	14,265,000	13,221,943
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (i)	11,270,000	8,505,838
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	3,120,246
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,762,201
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,445,830
North TX Twy Auth Rev 5% 1/1/2034	945,000	965,708
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,250,787
North TX Twy Auth Rev 5% 1/1/2037	970,000	988,190
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	764,187
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,643,429
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,143,975
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,146,394
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,540,626
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,701,527
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,942,111
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,796,404
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,852,958
TOTAL TRANSPORTATION		109,980,784
Water & Sewer - 0.5%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,489,586
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	8,800,000	6,458,826
Gulf Coast Wtr Auth Tex Contract Rev Series 2021, 3% 8/15/2041	405,000	352,867
Houston TX Util Sys Rev 4% 11/15/2043	3,145,000	3,107,000
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	1,175,000	1,176,184
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,711,327
TOTAL WATER & SEWER		18,295,790
TOTAL TEXAS		348,503,645
Utah - 1.2%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	3,303,978
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	660,914
TOTAL GENERAL OBLIGATIONS		3,964,892
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	525,208	429,849
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (b)	2,410,000	2,467,613
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,061,000	4,208,301
TOTAL SPECIAL TAX		6,675,914
Transportation - 0.9%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,407,513
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	21,529,603
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,597,370
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,456,085
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,453,485
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	969,128
TOTAL TRANSPORTATION		32,413,184
TOTAL UTAH		43,483,839
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	1,929,274
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,047,819
TOTAL VERMONT		3,977,093
Virginia - 1.2%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	2,570,000	2,610,345
General Obligations - 1.0%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,240,894
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,354,648
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,899,628
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,106,857
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,815,527
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	469,823
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,970,109
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,182,789
TOTAL GENERAL OBLIGATIONS		36,040,275
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (c)	1,280,000	1,406,643
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,415,989
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,000,000	773,133
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	350,115
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	952,941
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	950,998
TOTAL HEALTH CARE		5,849,819
TOTAL VIRGINIA		44,500,439
Washington - 3.1%
Education - 0.5%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,390,931
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,616,494
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,311,837
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	856,059
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	793,530
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,393,432
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,225,811
TOTAL EDUCATION		19,588,094
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (i)	1,395,000	1,307,474
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	962,452
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	961,507
TOTAL ELECTRIC UTILITIES		3,231,433
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	454,571
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,616,122
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,035,072
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,098,709
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,192,070
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	902,102
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	902,147
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,383,305
TOTAL GENERAL OBLIGATIONS		15,584,098
Health Care - 1.7%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	660,000	669,556
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,830,000	1,838,128
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	4,575,000	4,586,403
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	4,210,000	4,200,293
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (b)	325,000	329,167
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (b)	100,000	100,614
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (b)	300,000	276,505
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,197,629
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	976,568
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,911,729
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	997,979
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,868,368
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,106,546
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,452,636
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (c)	10,000,000	10,748,513
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	390,964
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	832,262
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,552,929
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,267,480
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,166,078
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,761,098
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,205,772
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,501,333
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,031,905
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,492,034
TOTAL HEALTH CARE		59,462,489
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,617,533
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	950,000	770,040
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	12,223,853
TOTAL SPECIAL TAX		12,993,893
TOTAL WASHINGTON		114,477,540
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (c)	980,000	992,981
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,743,150
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,039,424
TOTAL HEALTH CARE		2,782,574
TOTAL WEST VIRGINIA		3,775,555
Wisconsin - 1.5%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (b)	985,000	912,696
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (b)	100,000	109,633
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	190,000	199,005
TOTAL ESCROWED/PRE-REFUNDED		308,638
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	930,215
Kohler Wis Sch Dist 2% 3/1/2038	620,000	489,765
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Inc Insured)	2,840,000	2,184,879
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,956,705
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,892,175
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,422,913
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,409,004
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2035	240,000	202,864
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,581,254
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,136,765
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	918,288
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,624,592
TOTAL GENERAL OBLIGATIONS		22,749,419
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,250,941
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,311,897
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,290,604
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	2,943,034
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (b)	705,000	668,766
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (b)	550,000	559,578
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (b)	230,000	233,330
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,304,040
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,548,167
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	1,960,000	2,104,858
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (c)	1,355,000	1,454,641
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,290,000	2,191,852
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,250,423
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	636,798
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,437,906
TOTAL HEALTH CARE		22,186,835
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (b)	12,205,000	8,604,525
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (b)	3,990,000	3,032,400
TOTAL INDUSTRIAL DEVELOPMENT		11,636,925
TOTAL WISCONSIN		57,794,513
TOTAL MUNICIPAL SECURITIES (Cost $3,482,564,115)		3,467,771,883

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $319,654,537)	2.34	319,528,571	319,656,382

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $3,802,218,652)	3,787,428,265
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(54,952,838)
NET ASSETS - 100.0%	3,732,475,427

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,680,027 or 1.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Zero coupon bond which is issued at a discount.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	124,028,483	951,953,946	756,326,048	2,846,371	1,555	(1,554)	319,656,382	319,528,571	11.4%
Total	124,028,483	951,953,946	756,326,048	2,846,371	1,555	(1,554)	319,656,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	242,442,868	-	240,428,368	2,014,500
Electric Utilities	285,344,413	-	285,344,413	-
Escrowed/Pre-Refunded	4,680,915	-	4,680,915	-
General Obligations	1,301,713,303	-	1,301,713,303	-
Health Care	462,501,842	-	460,714,342	1,787,500
Housing	134,852,855	-	134,852,855	-
Industrial Development	39,027,510	-	39,027,510	-
Other	1,567,986	-	1,567,986	-
Special Tax	424,605,680	-	424,605,680	-
Tobacco Bonds	23,379,680	-	23,379,680	-
Transportation	439,302,060	-	439,302,060	-
Water & Sewer	108,352,771	-	108,352,771	-

Money Market Funds	319,656,382	319,656,382	-	-
Total Investments in Securities:	3,787,428,265	319,656,382	3,463,969,883	3,802,000
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,482,564,115)	$3,467,771,883
Fidelity Central Funds (cost $319,654,537)	319,656,382

Total Investment in Securities (cost $3,802,218,652)		$3,787,428,265
Cash		172,181
Receivable for fund shares sold		3,038,546
Interest receivable		35,399,650
Distributions receivable from Fidelity Central Funds		279,319
Prepaid expenses		2,019
Receivable from investment adviser for expense reductions		530,024
Other receivables		492
Total assets		3,826,850,496
Liabilities
Payable for investments purchased on a delayed delivery basis	$86,374,770
Payable for fund shares redeemed	2,307,849
Distributions payable	4,311,650
Accrued management fee	1,290,068
Other payables and accrued expenses	90,732
Total liabilities		94,375,069
Net Assets		$3,732,475,427
Net Assets consist of:
Paid in capital		$3,811,605,896
Total accumulated earnings (loss)		(79,130,469)
Net Assets		$3,732,475,427
Net Asset Value, offering price and redemption price per share ($3,732,475,427 ÷ 335,407,840 shares)		$11.13
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$120,350,937
Income from Fidelity Central Funds		2,845,415
Total income		123,196,352
Expenses
Management fee	$14,606,413
Custodian fees and expenses	28,725
Independent trustees' fees and expenses	8,073
Registration fees	109,478
Audit fees	67,654
Legal	5,838
Miscellaneous	11,835
Total expenses before reductions	14,838,016
Expense reductions	(6,217,273)
Total expenses after reductions		8,620,743
Net Investment income (loss)		114,575,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,272,835)
Fidelity Central Funds	1,555
Capital gain distributions from Fidelity Central Funds	956
Total net realized gain (loss)		(11,270,324)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	62,561,556
Fidelity Central Funds	(1,554)
Total change in net unrealized appreciation (depreciation)		62,560,002
Net gain (loss)		51,289,678
Net increase (decrease) in net assets resulting from operations		$165,865,287
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,575,609	$105,051,552
Net realized gain (loss)	(11,270,324)	(8,239,473)
Change in net unrealized appreciation (depreciation)	62,560,002	(18,233,956)
Net increase (decrease) in net assets resulting from operations	165,865,287	78,578,123
Distributions to shareholders	(111,007,530)	(103,190,786)

Share transactions
Proceeds from sales of shares	1,033,315,226	882,427,871
Reinvestment of distributions	61,339,741	58,949,130
Cost of shares redeemed	(856,335,180)	(679,218,920)

Net increase (decrease) in net assets resulting from share transactions	238,319,787	262,158,081
Total increase (decrease) in net assets	293,177,544	237,545,418

Net Assets
Beginning of period	3,439,297,883	3,201,752,465
End of period	$3,732,475,427	$3,439,297,883

Other Information
Shares
Sold	95,011,620	80,283,647
Issued in reinvestment of distributions	5,630,360	5,368,817
Redeemed	(79,216,585)	(61,849,719)
Net increase (decrease)	21,425,395	23,802,745

Financial Highlights
Fidelity® Tax-Free Bond Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$11.03	$10.96	$11.79	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.362	.340	.329	.304	.291
Net realized and unrealized gain (loss)	.169	(.086)	.064	(.828)	(.427)
Total from investment operations	.531	.254	.393	(.524)	(.136)
Distributions from net investment income	(.350)	(.333)	(.323)	(.304)	(.291)
Distributions from net realized gain	(.001)	(.001)	-	(.002)	(.033)
Total distributions	(.351)	(.334)	(.323)	(.306)	(.324)
Net asset value, end of period	$11.13	$10.95	$11.03	$10.96	$11.79
Total Return C	4.96%	2.34%	3.71%	(4.38)%	(1.16)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.43%	.44%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.33%	3.09%	3.06%	2.78%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$3,732,475	$3,439,298	$3,201,752	$2,877,376	$4,518,267
Portfolio turnover rate F	20%	15%	7%	11% G	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,942,205
Gross unrealized depreciation	(83,001,072)
Net unrealized appreciation (depreciation)	$(7,058,867)
Tax Cost	$3,794,487,132

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(71,734,484)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,058,867)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(34,866,921)
Long-term	(36,867,563)
Total capital loss carryforward	$(71,734,484)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	110,682,148	102,875,622
Ordinary Income	$325,382	$315,164
Total	$111,007,530	$103,190,786

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	782,377,423	677,829,880
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Tax-Free Bond Fund	.42

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Bond Fund	10,680,167	20,684,861	(1,770,704)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Tax-Free Bond Fund	4,512
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,216,465.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $808.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Tax-Free Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 00.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the total expense asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.769635.124
SFB-ANN-0426
Fidelity® Series Large Cap Value Index Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Value Index Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	154,178	14,318,511
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	58,433	648,022
Liberty Global Ltd Class C (b)	46,308	513,093

TOTAL BELGIUM		1,161,115
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	15,444	4,350,575
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	125,648	2,451,392
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	40,901	2,739,958
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (c)	87,356	4,342,467
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States) (c)	60,706	6,894,380
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	47,027	1,958,204
TOTAL CANADA		15,935,009
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	51,981	1,904,064
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	13,032	492,088
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	9,754	294,571
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	34,734	2,119,816
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	42,985	1,586,576
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	915	113,186
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	29,039	5,526,702
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	20,838	2,782,498
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	139,648	7,781,187
UNITED STATES - 99.3%
Communication Services - 8.4%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (b)(c)	5,835	648,910
AT&T Inc	2,400,984	62,929,791
Comcast Corp Class A	1,255,738	37,358,206
GCI Liberty Inc/DEL Class A (b)(d)	30,220	0
GCI LLC Class A	6,361	238,347
GCI LLC Class C	2,724	100,760
Iridium Communications Inc	29,474	587,122
Verizon Communications Inc	1,467,043	65,312,755
		167,175,891
Entertainment - 1.2%
Electronic Arts Inc	87,436	17,829,949
Liberty Media Corp-Liberty Formula One Class A (b)	4,541	361,872
Liberty Media Corp-Liberty Formula One Class C (b)	50,275	4,374,931
Madison Square Garden Sports Corp Class A (b)	5,623	1,594,402
Roku Inc Class A (b)	39,123	3,724,510
Take-Two Interactive Software Inc (b)	41,607	9,166,022
TKO Group Holdings Inc Class A	13,756	2,786,690
Walt Disney Co/The	629,500	71,007,600
Warner Bros Discovery Inc (b)	808,956	22,278,648
		133,124,624
Interactive Media & Services - 5.0%
Alphabet Inc Class A	716,158	242,061,404
Alphabet Inc Class C	584,230	197,779,382
IAC Inc Class A (b)	23,433	865,849
Match Group Inc	83,634	2,605,199
Meta Platforms Inc Class A	135,293	96,937,435
Pinterest Inc Class A (b)	103,684	2,294,527
Trump Media & Technology Group Corp (b)	25,590	327,040
ZoomInfo Technologies Inc (b)	92,637	745,728
		543,616,564
Media - 0.4%
Charter Communications Inc Class A (b)(c)	29,166	6,011,696
DoubleVerify Holdings Inc (b)	25,811	279,275
Fox Corp Class A	70,880	5,158,646
Fox Corp Class B	51,758	3,393,772
Liberty Broadband Corp Class A (b)	4,553	218,635
Liberty Broadband Corp Class C (b)	31,187	1,500,407
New York Times Co/The Class A	55,982	4,104,040
News Corp Class A	135,241	3,655,564
News Corp Class B (c)	40,955	1,273,701
Nexstar Media Group Inc	9,233	1,960,905
NIQ Global Intelligence Plc (c)	8,297	140,966
Omnicom Group Inc	110,452	8,509,222
Sirius XM Holdings Inc (c)	66,311	1,349,429
Versant Media Group Inc Class A	49,978	1,628,283
		39,184,541
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	167,380	33,009,009
TOTAL COMMUNICATION SERVICES		916,110,629
Consumer Discretionary - 7.3%
Automobile Components - 0.1%
Aptiv PLC (b)	74,489	5,642,542
BorgWarner Inc	73,924	3,504,737
Gentex Corp	76,659	1,763,924
Lear Corp	18,018	2,109,728
QuantumScape Corp Class A (b)(c)	156,566	1,385,608
		14,406,539
Automobiles - 0.5%
Ford Motor Co	1,357,134	18,837,020
General Motors Co	323,822	27,201,048
Harley-Davidson Inc	38,253	757,409
Lucid Group Inc (b)(c)	43,336	479,729
Rivian Automotive Inc Class A (b)(c)	274,218	4,044,716
Thor Industries Inc	17,546	1,962,871
		53,282,793
Broadline Retail - 2.2%
Amazon.com Inc (b)	916,135	219,231,106
Dillard's Inc Class A (c)	1,031	626,394
eBay Inc	157,069	14,327,834
Etsy Inc (b)	14,601	773,269
Macy's Inc	93,081	1,863,482
Ollie's Bargain Outlet Holdings Inc (b)	21,334	2,353,354
		239,175,439
Distributors - 0.1%
Genuine Parts Co	47,583	6,613,561
LKQ Corp	89,542	2,941,455
Pool Corp	9,351	2,375,995
		11,931,011
Diversified Consumer Services - 0.1%
ADT Inc	178,375	1,427,000
Bright Horizons Family Solutions Inc (b)	17,233	1,596,293
Grand Canyon Education Inc (b)	6,905	1,200,364
H&R Block Inc	36,791	1,451,405
Liberty Live Holdings Inc Class A	6,851	551,094
Liberty Live Holdings Inc Class C	15,994	1,320,785
Service Corp International/US	47,557	3,825,010
		11,371,951
Hotels, Restaurants & Leisure - 1.4%
Aramark	91,009	3,502,936
Booking Holdings Inc	690	3,451,270
Boyd Gaming Corp	19,236	1,626,211
Caesars Entertainment Inc (b)	70,538	1,460,137
Carnival Corp (b)	257,506	7,730,330
Choice Hotels International Inc (c)	6,568	675,190
Churchill Downs Inc	3,623	356,358
Darden Restaurants Inc	2,050	408,668
Domino's Pizza Inc	7,621	3,127,125
Flutter Entertainment PLC (b)	9,502	1,569,255
Hyatt Hotels Corp Class A (c)	14,158	2,213,886
Marriott International Inc/MD Class A1	18,204	5,739,721
McDonald's Corp	234,325	73,812,375
MGM Resorts International (b)	71,429	2,395,729
Norwegian Cruise Line Holdings Ltd (b)	15,283	335,615
Penn Entertainment Inc (b)	50,339	646,353
Starbucks Corp	342,724	31,513,472
Travel + Leisure Co	14,413	1,002,280
Vail Resorts Inc (c)	2,199	292,621
Wendy's Co/The (c)	31,527	245,595
Wyndham Hotels & Resorts Inc	2,691	195,878
Wynn Resorts Ltd	26,608	2,859,030
Yum! Brands Inc	63,810	9,922,455
		155,082,490
Household Durables - 0.6%
DR Horton Inc	91,544	13,625,409
Garmin Ltd	56,352	11,362,817
Lennar Corp Class A	71,015	7,765,490
Lennar Corp Class B (c)	2,825	286,060
Mohawk Industries Inc (b)	17,681	2,093,077
Newell Brands Inc	145,576	618,697
NVR Inc (b)	952	7,269,215
PulteGroup Inc	66,911	8,369,897
SharkNinja Inc (b)	24,082	2,846,492
Toll Brothers Inc	32,728	4,728,869
TopBuild Corp (b)	9,100	4,259,255
Whirlpool Corp (c)	18,739	1,498,933
		64,724,211
Leisure Products - 0.1%
Brunswick Corp/DE	22,800	1,829,016
Hasbro Inc	46,105	4,117,638
Mattel Inc (b)	107,723	2,250,333
YETI Holdings Inc (b)	28,272	1,292,313
		9,489,300
Specialty Retail - 1.8%
AutoNation Inc (b)	9,260	1,898,115
AutoZone Inc (b)	4,897	18,139,908
Bath & Body Works Inc	72,000	1,569,600
Best Buy Co Inc	67,355	4,384,811
CarMax Inc (b)	51,085	2,275,326
Dick's Sporting Goods Inc	22,037	4,451,474
Five Below Inc (b)	18,779	3,598,808
Floor & Decor Holdings Inc Class A (b)	25,347	1,671,888
GameStop Corp Class A (b)(c)	142,909	3,412,667
Gap Inc/The	78,998	2,210,364
Home Depot Inc/The	82,279	30,820,891
Lithia Motors Inc Class A	7,375	2,385,370
Lowe's Cos Inc	194,537	51,953,051
O'Reilly Automotive Inc (b)	23,763	2,338,517
Penske Automotive Group Inc (c)	6,391	1,002,045
RH (b)	4,430	880,817
Ross Stores Inc	88,622	16,718,540
TJX Cos Inc/The	194,204	29,093,701
Ulta Beauty Inc (b)	11,801	7,639,495
Valvoline Inc (b)(c)	5,039	164,876
Wayfair Inc Class A (b)(c)	28,022	2,899,997
Williams-Sonoma Inc	35,096	7,182,396
		196,692,657
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (c)	9,081	501,997
Crocs Inc (b)	17,527	1,470,866
Lululemon Athletica Inc (b)	15,343	2,677,354
NIKE Inc Class B	401,808	24,835,752
PVH Corp	16,660	1,038,918
Ralph Lauren Corp Class A	11,992	4,238,093
Tapestry Inc	5,981	759,049
Under Armour Inc Class A (b)(c)	67,615	417,185
Under Armour Inc Class C (b)(c)	63,321	384,358
VF Corp	122,395	2,397,718
		38,721,290
TOTAL CONSUMER DISCRETIONARY		794,877,681
Consumer Staples - 7.4%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	2,696	575,919
Brown-Forman Corp Class A (c)	15,042	418,619
Brown-Forman Corp Class B (c)	51,770	1,416,945
Coca-Cola Co/The	690,836	51,681,441
Coca-Cola Consolidated Inc	17,053	2,593,079
Constellation Brands Inc Class A	49,520	7,759,784
Keurig Dr Pepper Inc	450,662	12,366,165
Molson Coors Beverage Co Class B	56,938	2,735,302
PepsiCo Inc	410,641	63,086,777
Primo Brands Corp Class A	89,688	1,698,691
		144,332,722
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	137,760	2,293,704
BJ's Wholesale Club Holdings Inc (b)	38,846	3,590,924
Casey's General Stores Inc	10,967	6,651,486
Dollar General Corp	76,583	10,984,300
Dollar Tree Inc (b)	67,157	7,896,992
Kroger Co/The	209,510	13,167,704
Maplebear Inc (b)	60,077	2,232,461
Performance Food Group Co (b)	46,656	4,453,315
Sysco Corp	77,661	6,511,875
Target Corp	157,911	16,654,873
US Foods Holding Corp (b)	76,936	6,433,388
Walmart Inc	1,360,251	162,060,304
		242,931,326
Food Products - 0.9%
Archer-Daniels-Midland Co	166,653	11,217,413
Bunge Global SA	46,991	5,351,335
Campbell's Company/The (c)	67,726	1,894,973
Conagra Brands Inc	165,984	3,072,364
Darling Ingredients Inc (b)	48,505	2,214,738
Flowers Foods Inc (c)	65,196	745,190
Freshpet Inc (b)	12,019	837,724
General Mills Inc	183,885	8,506,520
Hershey Co/The	44,670	8,699,483
Hormel Foods Corp	100,821	2,481,205
Ingredion Inc	22,270	2,630,087
JM Smucker Co	36,138	3,789,431
Kraft Heinz Co/The	293,609	6,970,278
Lamb Weston Holdings Inc	46,862	2,152,372
McCormick & Co Inc/MD	88,356	5,463,051
Mondelez International Inc	449,773	26,298,227
Pilgrim's Pride Corp	14,456	626,957
Post Holdings Inc (b)	16,938	1,732,927
Seaboard Corp	88	447,241
Smithfield Foods Inc	15,794	377,477
Tyson Foods Inc Class A	97,667	6,380,585
		101,889,578
Household Products - 1.5%
Church & Dwight Co Inc	82,633	7,953,426
Clorox Co/The	42,470	4,790,191
Colgate-Palmolive Co	146,295	13,208,976
Kimberly-Clark Corp	74,198	7,419,058
Procter & Gamble Co/The	816,140	123,865,568
Reynolds Consumer Products Inc	19,020	440,693
		157,677,912
Personal Care Products - 0.2%
BellRing Brands Inc (b)	43,898	1,091,743
Coty Inc Class A (b)	120,478	381,915
elf Beauty Inc (b)(c)	19,129	1,625,774
Estee Lauder Cos Inc/The Class A	84,536	9,745,310
Kenvue Inc	662,530	11,528,022
		24,372,764
Tobacco - 1.2%
Altria Group Inc	585,602	36,301,468
Philip Morris International Inc	541,077	97,090,857
		133,392,325
TOTAL CONSUMER STAPLES		804,596,627
Energy - 6.2%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	344,872	19,326,627
Halliburton Co	289,287	9,696,900
NOV Inc	126,353	2,318,578
SLB Ltd	479,714	23,208,563
Weatherford International PLC	24,514	2,306,277
		56,856,945
Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Corp	116,534	2,193,170
Antero Resources Corp (b)	101,058	3,675,479
APA Corp	122,363	3,231,607
Cheniere Energy Inc	40,361	8,537,159
Chevron Corp	651,075	115,175,168
Chord Energy Corp	19,972	2,001,993
ConocoPhillips	434,539	45,292,000
Coterra Energy Inc	259,441	7,484,873
Devon Energy Corp	211,323	8,497,298
Diamondback Energy Inc	65,326	10,710,198
DT Midstream Inc	35,396	4,460,604
EOG Resources Inc	190,000	21,304,700
EQT Corp	216,512	12,499,238
Expand Energy Corp	78,431	8,816,429
Exxon Mobil Corp	1,468,072	207,585,381
HF Sinclair Corp	48,960	2,545,430
Kinder Morgan Inc	675,879	20,607,551
Marathon Petroleum Corp	105,677	18,619,231
Matador Resources Co	40,801	1,845,836
Occidental Petroleum Corp	243,315	11,044,068
ONEOK Inc	217,260	17,204,819
Ovintiv Inc	89,411	3,886,696
Permian Resources Holdings Inc/DE Class A	248,065	4,001,288
Phillips 66	130,007	18,663,805
Range Resources Corp	82,319	3,115,774
Valero Energy Corp	105,586	19,156,468
Viper Energy Inc Class A	58,799	2,489,550
Williams Cos Inc/The	400,737	26,953,571
		611,599,384
TOTAL ENERGY		668,456,329
Financials - 20.9%
Banks - 7.1%
Bank of America Corp	2,127,165	113,165,178
Bank OZK	37,286	1,773,322
BOK Financial Corp	7,721	1,003,267
Citigroup Inc	506,348	58,589,527
Citizens Financial Group Inc	149,053	9,387,358
Columbia Banking System Inc	103,183	3,037,708
Comerica Inc	44,534	3,948,830
Commerce Bancshares Inc/MO	45,102	2,374,169
Cullen/Frost Bankers Inc	20,727	2,856,595
East West Bancorp Inc	46,811	5,357,051
Fifth Third Bancorp	231,543	11,628,089
First Citizens BancShares Inc/NC Class A	3,108	6,432,224
First Hawaiian Inc	43,003	1,141,730
First Horizon Corp	171,235	4,193,545
FNB Corp/PA	123,691	2,170,777
Huntington Bancshares Inc/OH	696,780	12,179,714
JPMorgan Chase & Co	943,816	288,703,876
KeyCorp	325,044	6,994,947
M&T Bank Corp	53,401	11,832,060
Pinnacle Financial Partners Inc	51,180	4,866,706
PNC Financial Services Group Inc/The	137,287	30,656,187
Prosperity Bancshares Inc (c)	31,867	2,199,142
Regions Financial Corp	307,737	8,770,505
SOUTHSTATE BANK CORP	34,976	3,579,094
TFS Financial Corp (c)	18,192	256,052
Truist Financial Corp	447,754	23,023,511
US Bancorp	542,465	30,437,711
Webster Financial Corp	57,160	3,759,413
Wells Fargo & Co	1,092,225	98,835,440
Western Alliance Bancorp	29,739	2,651,232
Wintrust Financial Corp	23,017	3,394,777
Zions Bancorp NA	50,579	3,030,188
		762,229,925
Capital Markets - 5.7%
Affiliated Managers Group Inc	9,622	3,012,552
Ameriprise Financial Inc	2,992	1,577,352
Bank of New York Mellon Corp/The	224,826	26,961,134
Blackrock Inc	52,998	59,301,582
Carlyle Group Inc/The	91,112	5,355,563
Cboe Global Markets Inc	36,151	9,582,184
Charles Schwab Corp/The	541,198	56,241,296
CME Group Inc Class A	124,917	36,108,508
Coinbase Global Inc Class A (b)	69,906	13,613,494
Evercore Inc Class A	12,571	4,440,957
FactSet Research Systems Inc	12,210	3,105,736
Franklin Resources Inc	105,907	2,819,244
Goldman Sachs Group Inc/The	96,594	90,354,995
Hamilton Lane Inc Class A	4,913	693,912
Houlihan Lokey Inc Class A	11,664	1,963,284
Interactive Brokers Group Inc Class A	140,070	10,488,442
Intercontinental Exchange Inc	198,167	34,437,461
Invesco Ltd	126,961	3,464,766
Janus Henderson Group PLC	43,305	2,084,270
Jefferies Financial Group Inc	40,339	2,467,940
KKR & Co Inc Class A	176,777	20,198,540
Lazard Inc	25,911	1,391,939
MarketAxess Holdings Inc	12,704	2,149,898
Morgan Stanley	400,298	73,174,474
Morningstar Inc	2,535	512,298
MSCI Inc	12,732	7,756,589
Nasdaq Inc	157,589	15,268,798
Northern Trust Corp	65,540	9,793,642
Raymond James Financial Inc	62,146	10,307,536
Robinhood Markets Inc Class A (b)	222,584	22,142,656
S&P Global Inc	105,344	55,599,510
SEI Investments Co	35,693	3,135,630
State Street Corp	96,934	12,684,783
Stifel Financial Corp	33,699	4,155,087
T Rowe Price Group Inc	75,401	7,968,378
TPG Inc Class A	2,845	167,599
Tradeweb Markets Inc Class A	37,246	3,838,945
Virtu Financial Inc Class A	27,741	1,151,529
		619,472,503
Consumer Finance - 1.1%
Ally Financial Inc	82,731	3,497,867
American Express Co	126,187	44,439,276
Capital One Financial Corp	218,450	47,825,259
Credit Acceptance Corp (b)(c)	1,371	683,086
Figure Technology Solutions Inc Class A	9,968	566,979
OneMain Holdings Inc	41,540	2,722,532
SLM Corp	60,942	1,654,575
SoFi Technologies Inc Class A (b)	361,213	8,239,269
Synchrony Financial	125,227	9,095,237
		118,724,080
Financial Services - 3.6%
Affirm Holdings Inc Class A (b)	38,846	2,342,414
Apollo Global Management Inc	43,654	5,873,209
Berkshire Hathaway Inc Class B (b)	640,886	307,964,950
Block Inc Class A (b)	117,424	7,095,932
Corebridge Financial Inc	91,864	2,832,167
Euronet Worldwide Inc (b)	13,623	987,123
Fidelity National Information Services Inc	181,891	10,049,478
Fiserv Inc (b)	133,645	8,517,196
Global Payments Inc	82,780	5,938,637
Jack Henry & Associates Inc	24,784	4,441,541
MGIC Investment Corp	76,631	2,062,907
PayPal Holdings Inc	325,374	17,143,956
Rocket Cos Inc Class A	328,139	5,883,532
UWM Holdings Corp Class A	52,897	259,723
Voya Financial Inc	33,522	2,569,797
Western Union Co/The (c)	110,958	1,039,676
WEX Inc (b)	10,890	1,675,971
		386,678,209
Insurance - 3.3%
AFLAC Inc	167,356	18,568,148
Allstate Corp/The	91,752	18,257,730
American Financial Group Inc/OH	23,059	3,003,896
American International Group Inc	191,644	14,350,303
Aon PLC	5,579	1,950,642
Arch Capital Group Ltd (b)	123,353	11,846,822
Arthur J Gallagher & Co	82,752	20,635,866
Assurant Inc	17,687	4,211,805
Assured Guaranty Ltd	15,499	1,315,090
Axis Capital Holdings Ltd	25,908	2,673,187
Brighthouse Financial Inc (b)	19,965	1,278,958
Brown & Brown Inc	90,048	6,492,461
Chubb Ltd	126,612	39,194,011
Cincinnati Financial Corp	53,728	8,644,298
CNA Financial Corp	7,398	354,067
Everest Group Ltd	12,143	4,022,733
Fidelity National Financial Inc	89,753	4,881,666
First American Financial Corp	33,905	2,142,118
Globe Life Inc	27,770	3,893,909
Hanover Insurance Group Inc/The	12,326	2,146,450
Hartford Insurance Group Inc/The	97,280	13,138,637
Kemper Corp	21,758	857,483
Lincoln National Corp	59,396	2,471,468
Loews Corp	58,801	6,207,622
Markel Group Inc (b)	3,460	7,060,614
Marsh & McLennan Cos Inc	151,198	28,453,952
MetLife Inc	193,761	15,283,868
Old Republic International Corp	79,712	3,122,319
Primerica Inc	11,254	2,960,252
Principal Financial Group Inc	75,901	7,189,343
Progressive Corp/The	193,241	40,194,128
Prudential Financial Inc	121,993	13,554,642
Reinsurance Group of America Inc	23,018	4,666,900
RLI Corp	27,040	1,579,947
Travelers Companies Inc/The	77,440	22,032,454
Unum Group	58,943	4,477,900
W R Berkley Corp	101,226	6,942,079
White Mountains Insurance Group Ltd	859	1,756,595
Willis Towers Watson PLC	33,387	10,599,371
		362,413,734
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	373,671	4,259,849
Annaly Capital Management Inc	234,222	5,389,449
Rithm Capital Corp	192,756	2,108,751
Starwood Property Trust Inc (c)	120,494	2,160,457
		13,918,506
TOTAL FINANCIALS		2,263,436,957
Health Care - 11.8%
Biotechnology - 1.2%
Amgen Inc	49,078	16,778,787
Biogen Inc (b)	50,389	9,064,477
BioMarin Pharmaceutical Inc (b)	66,310	3,749,167
Caris Life Sciences Inc (b)	3,974	92,037
Exact Sciences Corp (b)	61,393	6,282,960
Exelixis Inc (b)	17,589	727,481
Gilead Sciences Inc	316,033	44,860,884
Incyte Corp (b)	41,497	4,152,605
Insmed Inc (b)	4,584	719,092
Ionis Pharmaceuticals Inc (b)	3,894	321,917
Moderna Inc (b)	124,976	5,507,692
Neurocrine Biosciences Inc (b)	4,884	664,517
Regeneron Pharmaceuticals Inc	35,220	26,113,869
Revolution Medicines Inc (b)	60,445	5,860,143
Roivant Sciences Ltd (b)	135,926	2,938,720
Sarepta Therapeutics Inc (b)	5,425	110,345
United Therapeutics Corp (b)	14,795	6,946,105
Viking Therapeutics Inc (b)(c)	35,044	1,017,678
		135,908,476
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	601,551	65,749,524
Align Technology Inc (b)	23,911	3,898,210
Baxter International Inc	178,669	3,585,887
Becton Dickinson & Co	99,349	20,215,535
Boston Scientific Corp (b)	424,454	39,699,183
Cooper Cos Inc/The (b)	69,478	5,654,120
DENTSPLY SIRONA Inc	69,440	865,916
Edwards Lifesciences Corp (b)	200,192	16,287,621
Envista Holdings Corp (b)	56,888	1,335,160
GE HealthCare Technologies Inc	159,249	12,575,894
Globus Medical Inc Class A (b)	39,113	3,546,767
Hologic Inc (b)	77,816	5,830,753
Medtronic PLC	445,423	45,860,752
ResMed Inc	38,478	9,939,252
Solventum Corp (b)	51,515	3,965,110
STERIS PLC	33,859	8,891,373
Stryker Corp	88,846	32,833,928
Teleflex Inc	15,383	1,605,524
Zimmer Biomet Holdings Inc	69,050	6,012,184
		288,352,693
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	31,769	426,975
Cardinal Health Inc	40,927	8,794,394
Centene Corp (b)	170,635	7,391,908
Chemed Corp	4,422	1,888,813
Cigna Group/The	84,213	23,083,625
CVS Health Corp	434,904	32,409,047
Elevance Health Inc	77,211	26,694,931
Encompass Health Corp	34,746	3,284,539
HCA Healthcare Inc	44,429	21,693,348
Henry Schein Inc (b)	36,496	2,754,718
Humana Inc	41,721	8,143,939
Labcorp Holdings Inc	29,146	7,913,722
McKesson Corp	3,370	2,801,178
Molina Healthcare Inc (b)	8,018	1,439,953
Quest Diagnostics Inc	38,316	7,166,241
Tenet Healthcare Corp (b)	30,381	5,750,516
UnitedHealth Group Inc	316,066	90,688,818
Universal Health Services Inc Class B	18,720	3,767,587
		256,094,252
Health Care Technology - 0.0%
Certara Inc (b)	42,297	371,790
Veeva Systems Inc Class A (b)	10,489	2,138,917
		2,510,707
Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc	98,897	13,237,363
Avantor Inc (b)	230,321	2,515,105
Bio-Rad Laboratories Inc Class A (b)	6,448	1,893,778
Bio-Techne Corp	53,867	3,452,336
Bruker Corp	36,079	1,597,939
Charles River Laboratories International Inc (b)	17,014	3,581,107
Danaher Corp	218,699	47,871,024
Illumina Inc (b)	52,842	7,652,050
IQVIA Holdings Inc (b)	58,668	13,502,440
Mettler-Toledo International Inc (b)	7,150	9,818,666
QIAGEN NV (c)	70,626	3,790,497
Repligen Corp (b)	16,086	2,402,766
Revvity Inc	40,491	4,405,421
Sotera Health Co (b)	64,451	1,167,852
Thermo Fisher Scientific Inc	131,197	75,911,897
Waters Corp (b)	9,912	3,674,577
West Pharmaceutical Services Inc	24,611	5,688,094
		202,162,912
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	571,559	31,464,323
Elanco Animal Health Inc (b)(c)	171,657	4,133,501
Jazz Pharmaceuticals PLC (b)	20,312	3,341,121
Johnson & Johnson	836,092	190,001,907
Merck & Co Inc	875,236	96,512,274
Organon & Co	90,741	774,927
Perrigo Co PLC	47,555	675,756
Pfizer Inc	1,972,206	52,145,127
Royalty Pharma PLC Class A	135,611	5,652,266
Viatris Inc	394,678	5,166,335
Zoetis Inc Class A	31,486	3,930,083
		393,797,620
TOTAL HEALTH CARE		1,278,826,660
Industrials - 13.4%
Aerospace & Defense - 3.1%
ATI Inc (b)	46,975	5,651,093
Boeing Co (b)	223,135	52,151,112
BWX Technologies Inc	26,226	5,387,607
Carpenter Technology Corp	13,819	4,392,093
Curtiss-Wright Corp	12,932	8,492,315
General Dynamics Corp	87,769	30,814,818
Hexcel Corp	27,572	2,283,237
Huntington Ingalls Industries Inc	13,605	5,721,039
L3Harris Technologies Inc	64,901	22,251,308
Leonardo DRS Inc	16,018	657,699
Loar Holdings Inc (b)	1,422	97,521
Lockheed Martin Corp	51,697	32,787,271
Northrop Grumman Corp	47,085	32,595,062
RTX Corp	464,828	93,397,890
StandardAero Inc (b)	45,380	1,401,788
Textron Inc	60,146	5,296,457
TransDigm Group Inc	15,847	22,622,226
Woodward Inc	20,875	6,634,910
		332,635,446
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	40,367	7,869,547
Expeditors International of Washington Inc	47,089	7,559,668
FedEx Corp	74,483	24,002,147
GXO Logistics Inc (b)	39,097	2,212,499
United Parcel Service Inc Class B	254,886	27,073,991
		68,717,852
Building Products - 0.7%
A O Smith Corp (c)	39,630	2,912,409
Advanced Drainage Systems Inc	24,645	3,747,026
Allegion plc	30,015	4,964,181
Armstrong World Industries Inc	10,612	1,949,849
Builders FirstSource Inc (b)	37,778	4,321,803
Carlisle Cos Inc	12,740	4,342,939
Carrier Global Corp	271,451	16,173,051
Fortune Brands Innovations Inc (c)	42,163	2,281,018
Hayward Holdings Inc (b)	69,285	1,118,259
Johnson Controls International plc	229,318	27,348,465
Masco Corp	72,429	4,786,833
Owens Corning	28,945	3,468,769
Simpson Manufacturing Co Inc	13,399	2,368,675
Trex Co Inc (b)	37,273	1,543,847
		81,327,124
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	17,673	4,593,389
Copart Inc (b)	21,189	859,850
MSA Safety Inc (c)	12,889	2,283,286
Republic Services Inc	70,169	15,092,650
Tetra Tech Inc	74,530	2,806,800
Veralto Corp	50,169	4,965,728
		30,601,703
Construction & Engineering - 0.3%
AECOM	46,140	4,449,280
API Group Corp (b)	128,524	5,342,743
EMCOR Group Inc	9,936	7,161,174
Everus Construction Group Inc (b)	17,766	1,572,113
MasTec Inc (b)	17,134	4,120,384
Quanta Services Inc	11,572	5,492,418
Valmont Industries Inc	6,789	3,024,907
WillScot Holdings Corp	46,319	927,770
		32,090,789
Electrical Equipment - 1.3%
Acuity Inc	10,769	3,330,206
AMETEK Inc	80,143	17,950,429
Eaton Corp PLC	136,148	47,845,130
Emerson Electric Co	195,849	28,781,969
Generac Holdings Inc (b)	20,149	3,385,838
Hubbell Inc	18,438	8,996,638
nVent Electric PLC	54,585	6,127,712
Regal Rexnord Corp	23,033	3,719,830
Rockwell Automation Inc	36,228	15,275,536
Sensata Technologies Holding PLC	50,516	1,747,348
		137,160,636
Ground Transportation - 1.2%
Avis Budget Group Inc (b)	3,868	444,781
CSX Corp	652,068	24,622,088
JB Hunt Transport Services Inc	26,705	5,413,638
Knight-Swift Transportation Holdings Inc	54,891	3,024,494
Landstar System Inc	11,863	1,771,858
Lyft Inc Class A (b)	112,465	1,897,285
Norfolk Southern Corp	78,508	22,864,670
Old Dominion Freight Line Inc	60,702	10,513,586
Ryder System Inc	13,698	2,620,153
Saia Inc (b)	9,292	3,111,612
Schneider National Inc Class B	16,040	430,513
U-Haul Holding Co (b)	1,778	100,546
U-Haul Holding Co Class N	21,736	1,115,274
Union Pacific Corp	191,258	44,964,756
XPO Inc (b)	31,725	4,698,790
		127,594,044
Industrial Conglomerates - 0.7%
3M Co	155,307	23,786,820
Honeywell International Inc	220,855	50,248,930
		74,035,750
Machinery - 3.7%
AGCO Corp	21,621	2,452,038
Allison Transmission Holdings Inc	24,059	2,615,213
Caterpillar Inc	141,043	92,716,026
CNH Industrial NV Class A	306,070	3,293,313
Crane Co	17,159	3,133,920
Cummins Inc	47,786	27,659,493
Deere & Co	84,844	44,797,632
Donaldson Co Inc	40,507	4,129,284
Dover Corp	46,795	9,428,725
Esab Corp	19,838	2,402,382
Flowserve Corp	44,182	3,452,823
Fortive Corp	108,905	5,751,273
Gates Industrial Corp PLC (b)	88,337	2,033,518
Graco Inc	57,909	5,057,193
IDEX Corp	26,355	5,232,785
Illinois Tool Works Inc	68,001	17,765,941
Ingersoll Rand Inc	137,386	11,827,561
ITT Inc	28,958	5,279,043
Lincoln Electric Holdings Inc	18,691	4,959,657
Middleby Corp/The (b)	16,601	2,443,169
Mueller Industries Inc	37,805	5,146,773
Nordson Corp	18,548	5,091,982
Oshkosh Corp	21,913	3,151,528
Otis Worldwide Corp	134,991	11,530,931
PACCAR Inc	179,080	22,010,723
Parker-Hannifin Corp	43,943	41,123,617
Pentair PLC	56,135	5,914,945
RBC Bearings Inc (b)	8,618	4,306,156
Snap-on Inc	17,874	6,543,850
Stanley Black & Decker Inc	53,832	4,234,425
Timken Co/The	21,786	2,030,236
Toro Co/The	34,373	3,145,130
Westinghouse Air Brake Technologies Corp	58,662	13,500,473
Xylem Inc/NY	84,869	11,700,889
		395,862,647
Marine Transportation - 0.0%
Kirby Corp (b)	19,449	2,288,369
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	33,085	1,681,710
American Airlines Group Inc (b)	213,140	2,834,762
Delta Air Lines Inc	226,648	14,933,837
Southwest Airlines Co	141,411	6,719,851
United Airlines Holdings Inc (b)	113,240	11,586,717
		37,756,877
Professional Services - 0.6%
Amentum Holdings Inc (b)	55,611	1,989,762
Automatic Data Processing Inc	10,356	2,556,068
Broadridge Financial Solutions Inc	3,725	734,235
CACI International Inc (b)	7,559	4,690,964
Clarivate PLC (b)(c)	128,035	339,292
Concentrix Corp (c)	15,437	576,572
Dayforce Inc (b)	48,845	3,383,493
Equifax Inc	35,177	7,084,648
FTI Consulting Inc (b)	10,489	1,832,114
Genpact Ltd	56,122	2,474,980
Jacobs Solutions Inc	41,499	5,613,155
KBR Inc	40,630	1,739,370
Leidos Holdings Inc	44,449	8,368,858
ManpowerGroup Inc	16,081	584,223
Parsons Corp (b)	18,429	1,291,136
Paychex Inc	76,448	7,884,082
Paycom Software Inc	8,130	1,095,518
Paylocity Holding Corp (b)	1,266	170,884
Robert Half Inc	34,549	1,195,741
Science Applications International Corp	15,969	1,625,005
SS&C Technologies Holdings Inc	71,860	5,884,615
TransUnion	66,852	5,282,645
Verisk Analytics Inc	19,519	4,244,602
		70,641,962
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	36,311	2,346,780
Applied Industrial Technologies Inc	13,061	3,401,215
Core & Main Inc Class A (b)	27,815	1,484,208
Fastenal Co	71,541	3,102,018
Ferguson Enterprises Inc	62,592	15,801,976
MSC Industrial Direct Co Inc Class A	15,348	1,294,450
QXO Inc (b)(c)	213,085	4,726,225
SiteOne Landscape Supply Inc (b)	10,468	1,502,577
United Rentals Inc	22,046	17,241,295
Watsco Inc	12,124	4,685,320
Wesco International Inc	16,690	4,830,587
WW Grainger Inc	2,226	2,403,946
		62,820,597
TOTAL INDUSTRIALS		1,453,533,796
Information Technology - 11.8%
Communications Equipment - 1.4%
Ciena Corp (b)	48,771	12,281,026
Cisco Systems Inc	1,383,247	108,335,905
F5 Inc (b)	20,074	5,532,594
Lumentum Holdings Inc (b)	22,732	8,907,307
Motorola Solutions Inc	33,383	13,437,993
		148,494,825
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc (b)	17,991	2,383,628
Avnet Inc	28,118	1,754,282
CDW Corp/DE	42,618	5,386,489
Cognex Corp	58,472	2,265,205
Coherent Corp (b)	53,659	11,385,367
Corning Inc	271,173	27,998,612
Crane NXT Co (c)	17,098	863,791
Flex Ltd (b)	126,733	7,989,248
Ingram Micro Holding Corp (c)	7,176	151,556
IPG Photonics Corp (b)	8,626	797,129
Jabil Inc	12,783	3,032,000
Keysight Technologies Inc (b)	59,497	12,870,986
Littelfuse Inc	8,558	2,770,738
Ralliant Corp	39,425	2,088,342
TD SYNNEX Corp	26,662	4,230,460
Teledyne Technologies Inc (b)	16,206	10,052,582
Vontier Corp	50,406	1,890,225
Zebra Technologies Corp Class A (b)	17,721	4,164,081
		102,074,721
IT Services - 1.9%
Accenture PLC Class A	217,463	57,331,945
Akamai Technologies Inc (b)	49,150	4,774,923
Amdocs Ltd	37,753	3,093,481
Cognizant Technology Solutions Corp Class A	168,216	13,803,805
DXC Technology Co (b)	60,286	869,926
EPAM Systems Inc (b)	18,787	3,918,968
Globant SA (b)(c)	13,610	910,236
IBM Corporation	323,224	99,132,801
Kyndryl Holdings Inc (b)	75,370	1,733,510
MongoDB Inc Class A (b)	24,650	9,153,285
Okta Inc Class A (b)	35,372	2,988,227
Twilio Inc Class A (b)	40,932	4,930,669
VeriSign Inc	28,627	6,991,572
		209,633,348
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices Inc (b)	232,135	54,953,319
Amkor Technology Inc	39,894	1,928,077
Analog Devices Inc	172,277	53,557,474
Applied Materials Inc	199,512	64,306,708
Cirrus Logic Inc (b)	17,811	2,321,486
Entegris Inc (c)	43,769	5,167,806
First Solar Inc (b)	35,437	7,991,752
GlobalFoundries Inc (b)	35,885	1,514,347
Intel Corp (b)	1,532,553	71,217,738
Lattice Semiconductor Corp (b)	7,089	570,805
MACOM Technology Solutions Holdings Inc (b)	16,590	3,634,205
Marvell Technology Inc	279,171	22,032,175
Microchip Technology Inc	183,688	13,945,593
Micron Technology Inc	388,102	161,015,758
MKS Inc	23,433	5,516,363
ON Semiconductor Corp (b)	142,312	8,523,066
Onto Innovation Inc (b)	13,176	2,662,211
Qnity Electronics Inc	72,940	7,015,369
Qorvo Inc (b)	29,258	2,285,342
QUALCOMM Inc	289,371	43,865,750
Skyworks Solutions Inc	51,674	2,881,342
Teradyne Inc	54,537	13,146,144
Texas Instruments Inc	186,480	40,195,764
Universal Display Corp	15,301	1,756,861
		592,005,455
Software - 1.3%
Aurora Innovation Inc Class A (b)(c)	405,972	1,705,082
BILL Holdings Inc (b)	28,110	1,213,509
Ccc Intelligent Solutions Holdings Inc Class A (b)	198,830	1,507,131
Circle Internet Group Inc Class A (c)	13,927	890,353
Docusign Inc (b)	17,148	900,956
Dolby Laboratories Inc Class A	21,122	1,355,821
Dropbox Inc Class A (b)	46,973	1,196,872
Fair Isaac Corp (b)	1,435	2,099,649
Gen Digital Inc	167,192	4,010,936
nCino Inc (b)(c)	31,986	682,901
Nutanix Inc Class A (b)	68,138	2,679,868
Pegasystems Inc	20,303	887,038
PTC Inc (b)	36,793	5,744,491
Roper Technologies Inc	37,317	13,853,190
Rubrik Inc Class A (b)	18,820	1,052,979
SailPoint Inc (c)	20,987	329,286
Salesforce Inc	288,038	61,147,588
SentinelOne Inc Class A (b)	28,635	400,317
Strategy Inc Class A (b)(c)	88,001	13,174,630
Synopsys Inc (b)	17,109	7,957,653
Teradata Corp (b)	25,269	720,672
Trimble Inc (b)	81,869	5,534,344
Tyler Technologies Inc (b)	2,565	947,511
UiPath Inc Class A (b)(c)	140,204	1,765,168
Unity Software Inc (b)	105,791	3,078,518
Zoom Communications Inc Class A (b)	91,782	8,453,122
		143,289,585
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies Inc Class C	94,999	10,871,686
Hewlett Packard Enterprise Co	453,058	9,749,808
HP Inc	324,668	6,311,546
NetApp Inc	42,182	4,064,236
Pure Storage Inc Class A (b)	15,481	1,076,548
Sandisk Corp/DE	46,915	27,034,769
Super Micro Computer Inc (b)(c)	96,981	2,823,117
Western Digital Corp	118,186	29,573,683
		91,505,393
TOTAL INFORMATION TECHNOLOGY		1,287,003,327
Materials - 4.0%
Chemicals - 1.9%
Air Products and Chemicals Inc	77,181	21,031,823
Albemarle Corp	40,919	6,982,009
Ashland Inc	15,803	966,511
Axalta Coating Systems Ltd (b)	74,254	2,493,449
Celanese Corp	38,055	1,691,164
CF Industries Holdings Inc	56,241	5,243,348
Corteva Inc	237,933	17,321,522
Dow Inc	246,440	6,789,422
DuPont de Nemours Inc	143,583	6,306,165
Eastman Chemical Co	40,021	2,774,256
Ecolab Inc	65,543	18,482,471
Element Solutions Inc	78,465	2,283,332
FMC Corp (c)	43,303	684,186
Huntsman Corp	57,335	620,364
International Flavors & Fragrances Inc	87,896	6,136,020
Linde PLC	163,182	74,569,279
LyondellBasell Industries NV Class A1	89,359	4,378,591
Mosaic Co/The	110,025	3,025,688
NewMarket Corp	1,961	1,315,419
Olin Corp	40,097	834,419
PPG Industries Inc	77,415	8,951,496
RPM International Inc	43,406	4,642,706
Scotts Miracle-Gro Co/The	15,254	979,612
Sherwin-Williams Co/The	7,528	2,669,730
Solstice Advanced Materials Inc	55,441	3,424,591
Westlake Corp (c)	11,665	925,268
		205,522,841
Construction Materials - 0.5%
CRH PLC	235,432	28,819,231
Eagle Materials Inc	10,394	2,118,401
James Hardie Industries PLC (b)	18,897	434,442
Martin Marietta Materials Inc	20,743	13,523,399
Vulcan Materials Co	45,733	13,744,596
		58,640,069
Containers & Packaging - 0.5%
Amcor PLC	158,442	7,011,059
AptarGroup Inc	22,812	2,850,359
Avery Dennison Corp	26,826	4,976,491
Ball Corp	94,905	5,397,247
Crown Holdings Inc	40,384	4,227,397
Graphic Packaging Holding CO	102,133	1,496,248
International Paper Co	182,687	7,365,941
Packaging Corp of America	30,333	6,750,609
Sealed Air Corp	50,825	2,128,551
Silgan Holdings Inc	30,861	1,331,652
Smurfit WestRock PLC	181,534	7,557,261
Sonoco Products Co	34,277	1,645,296
		52,738,111
Metals & Mining - 1.1%
Alcoa Corp	89,938	5,109,378
Cleveland-Cliffs Inc (b)	195,352	2,688,044
Freeport-McMoRan Inc	496,579	29,908,953
MP Materials Corp (b)(c)	45,535	2,676,092
Newmont Corp	381,252	42,833,662
Nucor Corp	79,507	14,129,984
Reliance Inc	18,188	5,992,946
Royal Gold Inc	28,554	7,518,554
Steel Dynamics Inc	43,157	7,749,702
		118,607,315
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	22,012	1,843,285
TOTAL MATERIALS		437,351,621
Real Estate - 3.9%
Diversified REITs - 0.0%
WP Carey Inc	75,585	5,272,054
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	59,812	3,268,128
Healthcare Realty Trust Inc	114,248	1,918,224
Healthpeak Properties Inc	241,797	4,168,580
Medical Properties Trust Inc (c)	174,100	873,981
Omega Healthcare Investors Inc	102,929	4,516,525
Ventas Inc	161,937	12,577,647
Welltower Inc	238,891	44,997,509
		72,320,594
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	239,251	4,433,321
Park Hotels & Resorts Inc	68,545	749,196
		5,182,517
Industrial REITs - 0.5%
Americold Realty Trust Inc	99,552	1,235,440
EastGroup Properties Inc	18,463	3,353,619
First Industrial Realty Trust Inc	44,615	2,589,008
Lineage Inc	24,661	880,644
Prologis Inc	322,154	42,060,427
Rexford Industrial Realty Inc	81,303	3,295,211
STAG Industrial Inc Class A	65,061	2,440,438
		55,854,787
Office REITs - 0.1%
BXP Inc	55,262	3,573,794
Cousins Properties Inc	58,265	1,470,609
Highwoods Properties Inc	37,725	975,190
Kilroy Realty Corp	40,837	1,408,060
Vornado Realty Trust	61,467	1,959,568
		9,387,221
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	91,710	15,620,964
CoStar Group Inc (b)	126,132	7,757,118
Howard Hughes Holdings Inc (b)	10,801	882,010
Jones Lang LaSalle Inc (b)	12,021	4,302,436
Zillow Group Inc Class A (b)	17,376	1,081,482
Zillow Group Inc Class C (b)	56,984	3,591,702
		33,235,712
Residential REITs - 0.5%
American Homes 4 Rent Class A	119,176	3,732,592
AvalonBay Communities Inc	49,063	8,717,024
Camden Property Trust	36,825	4,015,766
Equity LifeStyle Properties Inc	67,028	4,234,159
Equity Residential	130,526	8,134,380
Essex Property Trust Inc	21,856	5,504,871
Invitation Homes Inc	209,882	5,610,146
Mid-America Apartment Communities Inc	39,883	5,356,287
Sun Communities Inc	34,536	4,400,922
UDR Inc	106,240	3,946,816
		53,652,963
Retail REITs - 0.5%
Agree Realty Corp	39,423	2,847,523
Brixmor Property Group Inc	106,157	2,843,946
Federal Realty Investment Trust	29,667	3,001,114
Kimco Realty Corp	228,255	4,811,615
NNN REIT Inc	65,189	2,716,426
Realty Income Corp	318,451	19,476,464
Regency Centers Corp	63,005	4,591,174
Simon Property Group Inc	87,817	16,800,270
		57,088,532
Specialized REITs - 1.3%
Crown Castle Inc	151,169	13,122,981
CubeSmart	78,930	2,962,243
Digital Realty Trust Inc	119,583	19,844,799
EPR Properties	26,054	1,413,169
Equinix Inc	33,951	27,871,394
Extra Space Storage Inc	73,428	10,130,861
Fermi Inc	12,511	109,095
Gaming and Leisure Properties Inc	94,753	4,240,197
Iron Mountain Inc	102,288	9,423,793
Millrose Properties Inc Class A	53,465	1,593,257
National Storage Affiliates Trust	24,571	781,604
Public Storage	47,766	13,192,492
Rayonier Inc	103,416	2,351,680
SBA Communications Corp Class A	36,948	6,802,496
VICI Properties Inc	372,458	10,458,621
Weyerhaeuser Co	252,840	6,518,215
		130,816,897
TOTAL REAL ESTATE		422,811,277
Utilities - 4.2%
Electric Utilities - 2.7%
Alliant Energy Corp (c)	88,104	5,806,935
American Electric Power Co Inc	186,043	22,283,300
Constellation Energy Corp	108,763	30,527,599
Duke Energy Corp	269,529	32,707,344
Edison International	131,306	8,177,738
Entergy Corp	155,524	14,913,196
Evergy Inc	80,338	6,164,335
Eversource Energy	128,100	8,855,553
Exelon Corp	352,080	15,766,142
FirstEnergy Corp	191,422	9,061,917
IDACORP Inc	18,788	2,494,859
NextEra Energy Inc	724,739	63,704,558
OGE Energy Corp	70,060	3,060,221
PG&E Corp	757,283	11,677,304
Pinnacle West Capital Corp	41,557	3,888,073
PPL Corp	258,194	9,359,533
Southern Co/The	383,127	34,217,072
Xcel Energy Inc	206,140	15,679,008
		298,344,687
Gas Utilities - 0.2%
Atmos Energy Corp	55,827	9,286,263
MDU Resources Group Inc	70,801	1,452,129
National Fuel Gas Co	31,270	2,618,863
UGI Corp	74,995	3,008,049
		16,365,304
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	247,649	3,628,058
Clearway Energy Inc Class A	12,183	411,419
Clearway Energy Inc Class C	28,330	1,024,130
Talen Energy Corp (b)	15,560	5,420,482
		10,484,089
Multi-Utilities - 1.1%
Ameren Corp	94,149	9,723,709
CenterPoint Energy Inc	227,333	9,022,847
CMS Energy Corp	105,582	7,548,057
Consolidated Edison Inc	124,729	13,299,853
Dominion Energy Inc	297,186	17,881,682
DTE Energy Co	72,282	9,713,255
NiSource Inc	164,114	7,268,608
Public Service Enterprise Group Inc	172,757	14,228,267
Sempra	227,031	19,753,967
WEC Energy Group Inc	113,592	12,571,227
		121,011,472
Water Utilities - 0.1%
American Water Works Co Inc	67,152	8,671,338
Essential Utilities Inc	97,822	3,794,515
		12,465,853
TOTAL UTILITIES		458,671,405
TOTAL UNITED STATES		10,785,676,309
TOTAL COMMON STOCKS (Cost $6,993,866,611)		10,846,493,599

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $2,440,177)	3.82	2,443,000	2,440,562

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	52,425,253	52,435,738
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	93,506,802	93,516,153
TOTAL MONEY MARKET FUNDS (Cost $145,951,515)			145,951,891

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,142,258,303)	10,994,886,052
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(126,616,742)
NET ASSETS - 100.0%	10,868,269,310

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	30	3/2026	10,448,625	104,141
CME E-Mini S&P MidCap 400 Index Contracts (United States)	34	3/2026	11,721,500	13,820

TOTAL FUTURES CONTRACTS				117,961
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,440,562.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,323,853	690,235,808	669,126,110	1,273,739	2,188	(1)	52,435,738	52,425,253	0.1%
Fidelity Securities Lending Cash Central Fund	78,070,827	675,518,625	660,071,735	613,593	(1,564)	-	93,516,153	93,506,802	0.3%
Total	109,394,680	1,365,754,433	1,329,197,845	1,887,332	624	(1)	145,951,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	919,391,560	919,391,560	-	-
Consumer Discretionary	800,013,791	800,013,791	-	-
Consumer Staples	804,596,627	804,596,627	-	-
Energy	676,237,516	676,237,516	-	-
Financials	2,277,771,646	2,277,771,646	-	-
Health Care	1,278,826,660	1,278,826,660	-	-
Industrials	1,460,428,176	1,460,428,176	-	-
Information Technology	1,288,589,903	1,288,589,903	-	-
Materials	457,196,834	457,196,834	-	-
Real Estate	422,811,277	422,811,277	-	-
Utilities	460,629,609	460,629,609	-	-

U.S. Treasury Obligations	2,440,562	-	2,440,562	-

Money Market Funds	145,951,891	145,951,891	-	-
Total Investments in Securities:	10,994,886,052	10,992,445,490	2,440,562	-
Derivative Instruments:

Assets
Futures Contracts	117,961	117,961	-	-
Total Assets	117,961	117,961	-	-
Total Derivative Instruments:	117,961	117,961	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	117,961	-
Total Equity Risk	117,961	-
Total Value of Derivatives	117,961	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $98,009,651) - See accompanying schedule:
Unaffiliated issuers (cost $6,996,306,788)	$10,848,934,161
Fidelity Central Funds (cost $145,951,515)	145,951,891

Total Investment in Securities (cost $7,142,258,303)		$10,994,886,052
Segregated cash with brokers for derivative instruments		2,030,231
Cash		36,372
Receivable for investments sold		882,731
Receivable for fund shares sold		20,392,823
Dividends receivable		10,217,379
Distributions receivable from Fidelity Central Funds		124,470
Other receivables		36,240
Total assets		11,028,606,298
Liabilities
Payable for investments purchased	$3,856,235
Payable for fund shares redeemed	62,442,736
Payable for daily variation margin on futures contracts	486,241
Other payables and accrued expenses	44,865
Collateral on securities loaned	93,506,911
Total liabilities		160,336,988
Net Assets		$10,868,269,310
Net Assets consist of:
Paid in capital		$7,100,027,537
Total accumulated earnings (loss)		3,768,241,773
Net Assets		$10,868,269,310
Net Asset Value, offering price and redemption price per share ($10,868,269,310 ÷ 570,110,050 shares)		$19.06
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$186,062,616
Interest		125,411
Income from Fidelity Central Funds (including $613,593 from security lending)		1,887,332
Total income		188,075,359
Expenses
Custodian fees and expenses	$120,225
Independent trustees' fees and expenses	21,634
Interest	3,555
Total expenses before reductions	145,414
Expense reductions	(6,233)
Total expenses after reductions		139,181
Net Investment income (loss)		187,936,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	167,581,920
Fidelity Central Funds	624
Foreign currency transactions	(88)
Futures contracts	2,256,453
Total net realized gain (loss)		169,838,909
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,141,130,340
Fidelity Central Funds	(1)
Futures contracts	(1,030,991)
Total change in net unrealized appreciation (depreciation)		1,140,099,348
Net gain (loss)		1,309,938,257
Net increase (decrease) in net assets resulting from operations		$1,497,874,435
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,936,178	$160,654,163
Net realized gain (loss)	169,838,909	106,589,385
Change in net unrealized appreciation (depreciation)	1,140,099,348	1,084,357,508
Net increase (decrease) in net assets resulting from operations	1,497,874,435	1,351,601,056
Distributions to shareholders	(370,139,219)	(250,104,412)

Share transactions
Proceeds from sales of shares	2,249,475,286	2,474,418,693
Reinvestment of distributions	370,139,219	250,104,412
Cost of shares redeemed	(1,319,960,095)	(1,757,877,162)

Net increase (decrease) in net assets resulting from share transactions	1,299,654,410	966,645,943
Total increase (decrease) in net assets	2,427,389,626	2,068,142,587

Net Assets
Beginning of period	8,440,879,684	6,372,737,097
End of period	$10,868,269,310	$8,440,879,684

Other Information
Shares
Sold	129,022,167	152,604,823
Issued in reinvestment of distributions	20,383,437	14,817,660
Redeemed	(73,861,737)	(105,451,030)
Net increase (decrease)	75,543,867	61,971,453

Financial Highlights
Fidelity® Series Large Cap Value Index Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.07	$14.73	$14.51	$15.20	$13.09
Income from Investment Operations
Net investment income (loss) A,B	.35	.35	.34	.32	.30
Net realized and unrealized gain (loss)	2.31	2.53	.52	(.40)	2.76
Total from investment operations	2.66	2.88	.86	(.08)	3.06
Distributions from net investment income	(.33)	(.34)	(.33)	(.33)	(.30)
Distributions from net realized gain	(.33)	(.20)	(.31)	(.28)	(.65)
Total distributions	(.67) C	(.54)	(.64)	(.61)	(.95)
Net asset value, end of period	$19.06	$17.07	$14.73	$14.51	$15.20
Total Return D	15.78%	19.59%	6.12%	(.40)%	23.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.99%	2.13%	2.37%	2.21%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$10,868,269	$8,440,880	$6,372,737	$5,656,533	$5,959,784
Portfolio turnover rate H	17%	26%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,244,972,455
Gross unrealized depreciation	(480,394,084)
Net unrealized appreciation (depreciation)	$3,764,578,371
Tax Cost	$7,230,307,681

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,726,894
Net unrealized appreciation (depreciation) on securities and other investments	$3,764,578,371

The Fund intends to elect to defer to its next fiscal year $1,063,493 of capital losses recognized during the period November 1,2025 to January 31,2026.

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$211,986,085	$ 159,154,555
Long-term Capital Gains	158,153,134	90,949,857
Total	$370,139,219	$ 250,104,412

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	2,802,413,690	1,635,553,328
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Value Index Fund	Borrower	3,193,600	4.01%	3,555

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Value Index Fund	-	64,860	11,276
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Value Index Fund	60,385	10,958	1,479,815

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Large Cap Value Index Fund	6,944,738
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,233.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $152,437,497, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,393,598 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 92%, and 73% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 89.14%, and 77.66% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.37%, and 7.06% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.967963.112
XS6-ANN-0426
Fidelity® SAI Tax-Free Bond Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Tax-Free Bond Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 91.3%
	Principal Amount (a)	Value ($)
Alabama - 5.3%
Education - 0.2%
Alabama St University Rev Series 2025, 5.75% 9/1/2050 (Assured Guaranty Inc Insured)	2,250,000	2,439,643
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,078,756
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,133,608
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,820,000	1,845,122
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	936,441
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,523,865
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,285,000	1,174,883
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	981,839
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,112,002
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	932,533
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	653,903
TOTAL EDUCATION		13,812,595
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,514,031
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	2,380,000	2,421,733
TOTAL ELECTRIC UTILITIES		3,935,764
General Obligations - 4.8%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	29,020,000	31,117,325
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,615,000	22,787,884
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,315,000	4,655,014
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,010,000	13,565,427
Black Belt Energy Gas District Series 2026B, 5% 12/1/2030 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	850,000	909,749
Black Belt Energy Gas District Series 2026B, 5% 12/1/2032 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	2,850,000	3,079,564
Black Belt Energy Gas District Series 2026B, 5% 12/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	3,330,000	3,621,748
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	13,085,000	14,224,414
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,430,000	3,686,775
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,310,000	27,999,615
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	13,945,000	14,758,219
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,918,346
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,205,000	6,459,751
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,410,000	15,881,408
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	64,575,000	70,109,510
TOTAL GENERAL OBLIGATIONS		253,774,749
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,338,325
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,585,176
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,215,971
TOTAL HEALTH CARE		14,139,472
TOTAL ALABAMA		285,662,580
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034	1,500,000	1,769,193
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	890,217
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	400,000	395,884
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,097,456
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	977,967
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	723,395
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,301,027
TOTAL HOUSING		5,385,946
TOTAL ALASKA		7,155,139
Arizona - 1.5%
Education - 0.1%
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	757,338
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	1,020,590
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,000,000	1,129,993
TOTAL EDUCATION		2,907,921
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,742,185
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	5,030,000	5,654,601
TOTAL ELECTRIC UTILITIES		11,396,786
General Obligations - 0.6%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,143,203
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,612,847
Maricopa Cnty Ariz Elem Sch Dist No 2 Riverside Series 2024B, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,600,000	1,823,989
Maricopa Cnty Ariz Un High Sch Dist No 216 5% 7/1/2041	1,350,000	1,505,739
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,246,207
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	2,065,803
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,715,000	1,941,418
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,300,000	1,461,192
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	950,000	1,054,119
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	600,000	641,877
Queen Creek AZ Cops Series 2026, 5% 10/1/2045 (e)	1,000,000	1,067,226
Queen Creek AZ Cops Series 2026, 5% 10/1/2051 (e)	6,815,000	7,033,994
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,941,307
TOTAL GENERAL OBLIGATIONS		30,538,921
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,805,000	1,972,218
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,314,100
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,935,000	1,432,790
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,733,432
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.375% 12/1/2046	1,025,000	1,045,350
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	2,160,000	2,202,434
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	839,672
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	849,913
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	772,394
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	777,814
TOTAL HEALTH CARE		13,940,117
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	9,036,958
Special Tax - 0.0%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	2,500,000	1,707,422
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,644,534
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	872,302
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	494,713
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,641,693
TOTAL TRANSPORTATION		7,653,242
Water & Sewer - 0.0%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,565,000	1,806,037
TOTAL ARIZONA		78,987,404
Arkansas - 0.4%
General Obligations - 0.3%
Jonesboro AR Sch Dist No 1 2% 2/1/2041	1,215,000	909,795
Jonesboro AR Sch Dist No 1 2% 2/1/2042	2,390,000	1,731,598
Little Rock AR School Dist Series A, 2% 2/1/2039 (Assured Guaranty Inc Insured)	1,920,000	1,493,450
Little Rock AR School Dist Series A, 3% 2/1/2050	5,675,000	4,150,953
Nashville Ark Sch Dist No 1 2% 4/1/2036	720,000	595,646
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2040	3,660,000	2,725,758
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	3,200,000	1,964,424
Van Buren Ark Sch Dist No 042 2% 2/1/2035	725,000	633,879
Van Buren Ark Sch Dist No 042 2% 2/1/2040	1,060,000	793,478
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2038	630,000	507,158
TOTAL GENERAL OBLIGATIONS		15,506,139
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	348,850
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2.125% 10/1/2040	4,375,000	3,388,880
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2040	1,210,000	937,267
TOTAL WATER & SEWER		4,326,147
TOTAL ARKANSAS		20,181,136
California - 3.9%
Education - 0.2%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,580,869
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,135,037
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	774,075
University CA Revs Series 2025 CD, 5.5% 5/15/2040	5,115,000	6,184,978
TOTAL EDUCATION		10,674,959
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2032	760,000	870,700
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2032	845,000	968,081
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2033	1,900,000	2,201,616
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2034	1,250,000	1,463,225
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,175,000	8,220,095
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,615,000	3,061,067
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,905,578
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	650,000	768,988
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	750,000	877,737
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	915,000	1,060,299
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,175,000	1,353,174
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,290,382
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,812,896
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,290,289
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,320,000	1,493,690
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,700,000	1,904,436
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,200,000	1,329,559
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,730,000	1,899,306
TOTAL ELECTRIC UTILITIES		35,771,118
General Obligations - 2.3%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	5,595,000	5,904,253
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,484,168
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,870,000	7,290,056
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	6,170,000	6,738,309
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	16,595,000	17,754,606
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	24,315,000	25,571,619
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,604,777
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	857,339
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	4,065,000	2,662,729
Poway CA Unified Sch Dist 0% 8/1/2051 (f)	1,090,000	340,387
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,395,762
State of California Gen. Oblig. 5% 10/1/2039	490,000	553,172
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	20,596,272
TOTAL GENERAL OBLIGATIONS		118,753,449
Health Care - 0.0%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	483,385
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	463,893
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	927,512
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	760,302
TOTAL HEALTH CARE		2,635,092
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,242,424	4,236,179
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	4,999,493	5,233,071
TOTAL HOUSING		9,469,250
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	41,760,000	4,379,492
Transportation - 0.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (f)	1,715,000	458,431
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,600,235
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	420,000	490,370
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	434,764
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	322,221
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	280,000	319,542
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	470,000	532,836
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	280,000	315,650
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	530,000	594,455
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	470,000	548,747
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	434,764
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	322,221
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	750,000	855,915
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	655,000	742,570
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	470,000	527,158
TOTAL TRANSPORTATION		8,499,879
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	14,275,000	15,523,689
TOTAL CALIFORNIA		205,706,928
Colorado - 1.5%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,115,959
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,100,735
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,074,999
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	695,605
TOTAL EDUCATION		3,987,298
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2033	2,000,000	2,433,329
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2034	2,200,000	2,714,224
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2035	2,400,000	2,986,878
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	3,940,000	4,788,500
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,060,000	1,266,563
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,445,000	1,628,913
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2046	3,500,000	3,907,159
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,946,045
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,784,513
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	8,153,692
Leyden Rock Met Dist Colo 3% 12/1/2041 (Assured Guaranty Inc Insured)	645,000	552,642
Westminster Colo Pub Schs 5% 12/1/2049	1,900,000	1,997,124
TOTAL GENERAL OBLIGATIONS		35,159,582
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	815,231
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,241,547
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	5,745,000	6,334,075
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,656,519
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,200,000	2,470,023
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,420,000	2,923,137
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	705,746
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,567,637
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,570,714
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,426,330
TOTAL HEALTH CARE		32,710,959
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	120,000	121,656
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	70,000	71,133
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	660,000	655,464
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,150,000	1,195,747
TOTAL HOUSING		2,044,000
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	657,839
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	1,404,000	1,419,063
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	126,000	128,550
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	775,000	779,790
TOTAL SPECIAL TAX		2,985,242
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2040	6,475,000	5,903,146
TOTAL COLORADO		82,790,227
Connecticut - 1.4%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	1,043,121
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,063,191
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,741,622
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	806,980
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,261,331
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,520,682
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,045,749
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	564,642
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	382,308
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	588,292
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	884,022
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,150,552
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,167,293
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	135,000	133,318
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,011,288
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	783,401
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,049,839
TOTAL EDUCATION		24,197,631
General Obligations - 0.4%
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	618,430
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,194,287
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	726,834
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	857,784
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	3,255,000	3,775,804
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031	1,150,000	1,298,639
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040	1,350,000	1,539,405
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042	2,710,000	3,016,428
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	236,534
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	514,025
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	479,791
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,660,000	1,862,626
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,630,000	1,874,208
TOTAL GENERAL OBLIGATIONS		17,994,795
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(h)	555,000	305,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(h)	685,000	376,750
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,875,864
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,438,626
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,497,947
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,639,074
TOTAL HEALTH CARE		13,133,511
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,320,636
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	720,000	714,297
TOTAL HOUSING		3,034,933
Special Tax - 0.3%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,572,133
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,788,913
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,931,070
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,870,426
TOTAL SPECIAL TAX		17,162,542
TOTAL CONNECTICUT		75,523,412
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	785,373
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	870,659
TOTAL EDUCATION		1,656,032
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	478,916
TOTAL DISTRICT OF COLUMBIA		2,134,948
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (f)	2,000,000	1,689,196
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (f)	1,665,000	1,354,829
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	7,083,561
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,467,128
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,425,000	4,627,012
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,931,439
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		20,153,165
Florida - 4.4%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	804,930
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,591,124
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	2,009,033
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	5,983,002
TOTAL EDUCATION		10,388,089
Electric Utilities - 0.2%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,140,361
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	8,049,022
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,421,083
TOTAL ELECTRIC UTILITIES		12,610,466
General Obligations - 1.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	9,985,000	10,807,012
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	9,985,000	11,029,950
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	4,370,000	4,912,090
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	5,415,000	6,181,696
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,760,000	1,913,322
Broward County FL School District Series 2025, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,000,000	2,264,320
Broward County FL School District Series 2025, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,770,000	3,188,697
Broward County FL School District Series 2025, 5% 7/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,503,954
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,865,000	2,207,145
Broward County FL School District Series 2025, 5% 7/1/2035 (Assured Guaranty Inc Insured)	2,780,000	3,323,496
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,740,000	3,032,791
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,110,000	1,252,486
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,551,553
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	259,732
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	214,483
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	382,604
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	368,374
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	351,476
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	432,752
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,651,783
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,710,000	1,915,914
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	2,011,600
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,930,000	2,147,492
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	3,160,000	3,635,719
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,970,558
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2040 (Assured Guaranty Inc Insured)	3,160,000	3,615,267
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2041 (Assured Guaranty Inc Insured)	3,330,000	3,789,100
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	3,505,000	3,933,164
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	3,685,000	4,080,639
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2044 (Assured Guaranty Inc Insured)	3,880,000	4,254,692
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	4,085,000	4,427,622
TOTAL GENERAL OBLIGATIONS		95,611,483
Health Care - 1.0%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	6,230,000	5,648,241
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	691,306
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	906,384
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,120,000	1,147,062
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,345,000	1,362,484
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	435,000	465,035
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	545,000	595,203
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,805,000	1,280,017
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,214,172
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)(e)	2,120,000	2,345,293
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,860,955
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,837,706
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	935,000	938,409
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,080,142
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	1,935,000	1,764,717
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,763,887
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,176,310
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,737,810
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	7,899,744
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,506,235
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	7,585,000	8,795,880
TOTAL HEALTH CARE		53,016,992
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,684,999
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	2,535,000	2,559,689
TOTAL HOUSING		4,244,688
Special Tax - 0.6%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Inc Insured)	500,000	567,091
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,117,060
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	552,959
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	2,340,000	2,399,251
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	2,300,000	2,565,301
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2031 (Assured Guaranty Inc Insured)	5,000,000	5,662,010
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	4,000,000	4,593,637
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	4,000,000	4,656,748
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	4,750,000	5,566,995
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,089,979
Tampa FL Tax Alloc 0% 9/1/2038 (f)	935,000	576,464
Tampa FL Tax Alloc 0% 9/1/2039 (f)	795,000	465,720
Tampa FL Tax Alloc 0% 9/1/2040 (f)	935,000	517,372
Tampa FL Tax Alloc 0% 9/1/2041 (f)	935,000	491,435
Tampa FL Tax Alloc 0% 9/1/2042 (f)	935,000	458,148
Tampa FL Tax Alloc 0% 9/1/2045 (f)	1,730,000	683,268
TOTAL SPECIAL TAX		31,963,438
Transportation - 0.4%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	1,000,000	1,100,669
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	5,210,000	5,997,956
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,300,000	1,460,939
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2039 (Assured Guaranty Inc Insured)	1,365,000	1,521,400
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,482,248
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,926,035
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,910,240
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,065,000	1,095,265
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	930,000	952,108
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,810,000	3,170,622
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,490,000	2,796,210
TOTAL TRANSPORTATION		23,413,692
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,391,455
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2043	905,000	737,563
TOTAL WATER & SEWER		4,129,018
TOTAL FLORIDA		235,377,866
Georgia - 3.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	165,334
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,389,250
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	385,268
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	622,305
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	490,914
TOTAL EDUCATION		3,053,071
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,333,777
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.9% tender 12/1/2049 (b)	14,000,000	13,957,260
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,209,474
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,505,626
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,418,457
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	5,003,009
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,542,039
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	410,397
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,177,430
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,512,008
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,266,434
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	633,617
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	571,039
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,415,160
TOTAL ELECTRIC UTILITIES		40,955,727
General Obligations - 1.8%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	9,990,000	10,178,811
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	28,225,000	28,672,033
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,905,239
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,328,628
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,676,990
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,462,150
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,348,116
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	728,971
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,172,617
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	780,298
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,282,263
TOTAL GENERAL OBLIGATIONS		96,536,116
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	10,000,000	9,795,900
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,174,041
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	655,000	550,515
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	200,813
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	169,806
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	395,129
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	350,297
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	258,663
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	313,461
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	209,946
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,358,972
TOTAL HEALTH CARE		18,777,543
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	2,130,000	2,395,065
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,925,000	1,983,229
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,840,000	4,778,248
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,375,000	8,353,169
TOTAL INDUSTRIAL DEVELOPMENT		15,114,646
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	4,984,275
Water & Sewer - 0.0%
Coweta Cnty GA Wtr & Sew Auth Rev 2.125% 6/1/2046	1,955,000	1,276,100
TOTAL GEORGIA		183,092,543
Hawaii - 0.4%
General Obligations - 0.4%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	951,462
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2044	2,295,000	2,559,274
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2045	1,250,000	1,378,108
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2046	1,500,000	1,638,111
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2047	3,560,000	3,865,194
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2048	3,105,000	3,358,696
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2049	3,865,000	4,172,306
TOTAL GENERAL OBLIGATIONS		17,923,151
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	884,312
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,832,518
TOTAL HAWAII		20,639,981
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	30,000	30,349
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,050,653
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,032,773
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	674,848
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,322,527
TOTAL TRANSPORTATION		6,080,801
TOTAL IDAHO		6,111,150
Illinois - 7.4%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	95,000	99,908
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	203,287
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,273,864
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	380,619
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	225,000	233,392
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	185,000	195,953
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	935,000	957,600
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,186,224
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	935,000	945,348
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,053,223
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,417,707
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,464,042
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,234,399
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	813,375
TOTAL EDUCATION		14,458,941
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	188,720
General Obligations - 4.2%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	95,511
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	791,897
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	603,418
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,514,214
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	977,659
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,219,964
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	962,471
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,236,755
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,509,251
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	661,527
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	614,324
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	834,407
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,616,480
Chicago IL Brd Ed 5.25% 12/1/2035	635,000	635,008
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	188,459
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	514,441
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	590,449
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	246,624
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	776,350
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	614,359
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,204,816
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,293,581
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,958,854
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,738,495
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,844,857
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,030,000	20,139,902
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,500,000	10,278,066
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	875,289
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,098,588
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	765,000	773,410
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,443,845
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,955,907
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,486,401
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,744,457
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	835,739
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,202,297
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,608,432
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,749,398
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2046 (Build America Mutual Assurance Co Insured)	9,000,000	9,785,000
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,750,000	7,250,162
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2035	5,000,000	5,397,704
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	7,960,000	8,666,267
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2055	5,000,000	5,222,812
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,778,838
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,473,902
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,415,653
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	298,643
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	307,741
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	156,005
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,023,801
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,332,373
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	610,954
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,833,770
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	271,432
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,314,771
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,935,593
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,496,721
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,952,853
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,586,587
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	950,140
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,205,954
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,123,675
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	4,043,403
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,769,021
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	2,000,000	2,166,600
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,198,604
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,699,959
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,300,000	2,274,524
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,196,249
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	198,851
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	1,027,710
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	1,022,836
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,907,042
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	7,019,462
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	5,149,701
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,253,280
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,627,424
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,990,552
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,233,152
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,698,032
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,993,013
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,695,075
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,199,254
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	5,016,427
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,659,357
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,311,259
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	1,590,000	1,608,474
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	430,000	448,502
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	575,000	597,320
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	240,000	247,508
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	255,000	260,078
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	235,000	239,495
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	545,000	552,432
TOTAL GENERAL OBLIGATIONS		222,131,849
Health Care - 0.5%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	336,799
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,429,781
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	890,000	861,817
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,948
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	830,000	845,568
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,233,054
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	816,114
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,025,000	2,387,956
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,850,611
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,892,293
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	3,896,919
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	3,865,000	4,147,412
TOTAL HEALTH CARE		27,703,272
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	520,000	517,813
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	387,415
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2025D, 6.25% 10/1/2055	7,475,000	8,565,003
Illinois Hsg Dev Auth Multi Fm (IL Mhsg Rev 9/1/16 Proj.) Series 2024 H2, 4% 1/1/2042	4,600,000	4,519,888
TOTAL HOUSING		13,990,119
Special Tax - 1.7%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,702,189
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	625,000	520,016
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	730,000	516,461
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (f)	970,000	653,689
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	7,050,000	4,751,037
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	1,815,000	1,164,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (f)	1,055,000	1,044,752
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	4,800,000	4,338,228
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	750,000	543,346
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	985,000	554,058
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (f)	1,355,000	721,673
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	2,995,000	1,422,557
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	14,385,000	5,564,285
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	2,365,000	859,059
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,187,617
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,604,100
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,195,454
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,230,212
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,427,688
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	11,188,628
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,450,016
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,176,436
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,218,563
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	10,385,726
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,096,617
TOTAL SPECIAL TAX		92,516,684
Transportation - 0.4%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,214,660
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,191,736
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	1,680,000	1,607,076
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,947,127
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	361,680
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	665,367
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,207,827
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,632,167
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	474,004
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	1,025,849
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	219,258
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	842,280
TOTAL TRANSPORTATION		25,389,031
TOTAL ILLINOIS		396,378,616
Indiana - 1.2%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	1,029,663
Purdue University Series 2025B, 5.25% 7/1/2050	4,855,000	5,159,857
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,494,439
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	765,245
TOTAL EDUCATION		8,449,204
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	10,185,000	10,380,549
General Obligations - 0.4%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2045 (Indiana St Guaranteed)	1,925,000	2,012,559
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2040 (Indiana St Guaranteed)	1,500,000	1,660,685
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2042 (Indiana St Guaranteed)	1,650,000	1,784,998
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2043 (Indiana St Guaranteed)	1,355,000	1,443,459
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2036	850,000	974,943
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2037	1,000,000	1,137,524
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2038	1,250,000	1,410,998
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2039	1,000,000	1,119,863
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2040	1,000,000	1,110,498
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2041	1,000,000	1,103,054
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2042	1,500,000	1,630,879
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2043	2,000,000	2,141,104
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2044	1,500,000	1,592,930
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2045	1,000,000	1,050,874
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	3,052,914
TOTAL GENERAL OBLIGATIONS		23,227,282
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	426,023
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,189,573
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,345,000	3,866,734
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	9,215,000	10,387,367
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	695,000	610,892
TOTAL HEALTH CARE		17,480,589
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	325,000	321,038
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	195,000	195,322
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	975,000	980,663
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	318,958
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	325,559
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	322,536
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	274,994
TOTAL HOUSING		2,739,070
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,136,418
TOTAL INDIANA		66,413,112
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	810,000	687,894
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,361,420
TOTAL HEALTH CARE		2,049,314
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	949,838
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2036	375,000	317,768
TOTAL IOWA		3,316,920
Kansas - 0.3%
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (c)	600,000	602,742
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	12,125,000	13,839,762
TOTAL KANSAS		14,442,504
Kentucky - 1.8%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	305,071
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	6,173,443
General Obligations - 0.9%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	3,705,000	4,031,219
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	11,810,000	12,743,875
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,131,435
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,858,473
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	989,786
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,892,441
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,194,569
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	381,429
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	947,210
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,181,420
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,106,967
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	5,219,416
TOTAL GENERAL OBLIGATIONS		46,678,240
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	709,462
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	536,909
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,350,000	1,238,685
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	632,714
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	496,639
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,695,000	3,765,748
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,307,781
TOTAL HEALTH CARE		23,687,938
Housing - 0.2%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,870,000	13,131,049
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	718,393
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	674,783
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,371,885
TOTAL TRANSPORTATION		3,765,061
TOTAL KENTUCKY		93,740,802
Louisiana - 0.4%
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,462,705
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,188,092
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,370,045
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	853,802
TOTAL HEALTH CARE		4,874,644
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	920,000	1,007,699
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) Series 2021 D, 2.35% 12/1/2041	1,000,000	787,811
TOTAL HOUSING		1,795,510
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,783,441
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,396,224
TOTAL INDUSTRIAL DEVELOPMENT		4,179,665
Special Tax - 0.2%
Lafayette Parish LA Sch Brd Series 2025, 5.5% 4/1/2045	1,330,000	1,464,973
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2050	2,675,000	2,929,684
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2055	3,865,000	4,221,844
TOTAL SPECIAL TAX		8,616,501
TOTAL LOUISIANA		19,466,320
Maine - 0.6%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,507,503
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	266,912
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,358,770
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,983,892
TOTAL EDUCATION		12,117,077
General Obligations - 0.3%
Auburn ME Series 2021, 2% 11/1/2035	500,000	417,430
Brunswick ME 2.25% 11/1/2035	685,000	613,688
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	821,340
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,365,625
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,440,833
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,144,718
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	568,511
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,114,979
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	551,356
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	545,272
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	755,395
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,104,867
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,616,030
TOTAL GENERAL OBLIGATIONS		14,060,044
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	745,000	774,065
Maine Hsg Auth Mtg Series 2020 A, 3% 11/15/2044	2,525,000	2,092,136
TOTAL HOUSING		2,866,201
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	470,000	477,782
TOTAL MAINE		29,521,104
Maryland - 0.9%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2033	1,105,000	1,193,545
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,402,592
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	355,384
TOTAL EDUCATION		2,951,521
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	5,055,000	5,478,050
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,908,962
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,380,131
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,933,896
TOTAL GENERAL OBLIGATIONS		18,701,039
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	655,195
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,139,987
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,368,847
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,025,682
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,754,776
TOTAL HEALTH CARE		10,944,487
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,375,000	1,376,022
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	705,784
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	116,470
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	205,000	208,445
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	3,247,589
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,620,573
TOTAL HOUSING		7,274,883
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	632,564
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,475,268
TOTAL SPECIAL TAX		3,107,832
Transportation - 0.1%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,140,541
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,271,037
TOTAL TRANSPORTATION		5,411,578
TOTAL MARYLAND		48,391,340
Massachusetts - 1.6%
Education - 0.4%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,368,337
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,417,533
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,272,538
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,972,764
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	529,771
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	488,327
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,306,644
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	1,001,263
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	545,133
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	548,369
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	633,334
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	452,181
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	546,220
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	649,483
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	571,635
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	650,054
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	469,335
TOTAL EDUCATION		22,422,921
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 4/1/2042	1,750,000	1,960,025
Massachusetts St Gen. Oblig. 5% 4/1/2044	1,250,000	1,365,086
Massachusetts St Gen. Oblig. 5% 4/1/2045	2,000,000	2,159,698
Massachusetts St Gen. Oblig. 5% 4/1/2046	3,000,000	3,209,400
Massachusetts St Gen. Oblig. 5% 4/1/2047	1,505,000	1,594,943
Massachusetts St Gen. Oblig. 5% 7/1/2031	2,000,000	2,283,311
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	21,260,340
Rockland Mass Series 2020, 2.15% 8/1/2045	4,580,000	3,089,257
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	842,436
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	854,861
Waltham Mass 2% 10/15/2037	2,570,000	2,175,102
TOTAL GENERAL OBLIGATIONS		40,794,459
Health Care - 0.4%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	14,930,000	14,917,378
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,024,892
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,259,639
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,647,434
TOTAL HEALTH CARE		18,849,343
Housing - 0.0%
Massachusetts St Hsg Fin Agy Series 218, 2.3% 12/1/2040	1,500,000	1,192,347
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031	2,000,000	2,265,248
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,756,011
TOTAL WATER & SEWER		4,021,259
TOTAL MASSACHUSETTS		87,280,329
Michigan - 2.8%
Education - 0.3%
Michigan St Univ Revs Series 2025A, 5% 2/15/2041	2,275,000	2,564,135
Michigan St Univ Revs Series 2025A, 5% 2/15/2042	1,750,000	1,948,758
Michigan St Univ Revs Series 2025A, 5% 2/15/2043	2,000,000	2,197,728
Michigan St Univ Revs Series 2025A, 5% 2/15/2044	1,750,000	1,901,559
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	585,368
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	653,426
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	624,664
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	697,555
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	695,907
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	793,814
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	885,663
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,303,389
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	880,428
TOTAL EDUCATION		15,732,394
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,898,669
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2037 (e)	800,000	939,062
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2038 (e)	700,000	812,817
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2040 (e)	1,200,000	1,366,860
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2041 (e)	750,000	846,476
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2042 (e)	1,500,000	1,672,535
TOTAL ELECTRIC UTILITIES		12,536,419
General Obligations - 0.7%
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2033 (State of Michigan Guaranteed)	350,000	405,543
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2034 (State of Michigan Guaranteed)	550,000	644,719
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed)	500,000	588,110
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	550,000	636,613
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,146,899
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2039 (State of Michigan Guaranteed)	1,000,000	1,130,102
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	500,000	559,330
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2041 (State of Michigan Guaranteed)	1,000,000	1,110,961
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,525,000	1,674,343
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2043 (State of Michigan Guaranteed)	1,150,000	1,246,379
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2044 (State of Michigan Guaranteed)	1,500,000	1,608,055
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,600,000	1,695,996
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	2,450,000	2,572,740
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	3,450,000	3,602,020
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	5,100,000	5,380,716
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	804,423
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2042	1,000,000	1,106,190
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2043	1,000,000	1,092,853
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2044	1,000,000	1,081,050
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	860,000	876,032
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,118,660
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,100,000	1,207,723
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,355,000	1,436,296
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	1,150,000	1,207,612
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	1,075,000	1,122,369
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	953,554
Wayne-Westland Comnyt Sch Mich Series 2022, 3% 11/1/2046 (State of Michigan Guaranteed)	1,475,000	1,117,347
TOTAL GENERAL OBLIGATIONS		37,126,635
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	932,816
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	401,255
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	631,894
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	893,101
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	719,768
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,241,428
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	809,728
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	668,636
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,476,989
TOTAL HEALTH CARE		7,775,615
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,400,000	1,402,849
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,527,008
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,535,000	980,632
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	634,056
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	6,630,000	7,155,983
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.5% 6/1/2047	205,000	205,012
TOTAL HOUSING		11,905,540
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	697,077
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	486,848
TOTAL TOBACCO BONDS		1,183,925
Transportation - 0.7%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,055,000	2,318,406
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,200,000	2,481,992
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Inc Insured)	2,090,000	2,350,207
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Inc Insured)	1,800,000	1,994,404
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Inc Insured)	2,075,000	2,276,368
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2042	1,300,000	1,438,042
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2043	1,250,000	1,394,803
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2044	2,500,000	2,755,837
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2045	5,000,000	5,434,444
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	4,340,000	4,689,198
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2042	2,875,000	3,180,285
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2043	3,000,000	3,347,529
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2044	5,390,000	5,941,584
TOTAL TRANSPORTATION		39,603,099
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,542,196
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,466,411
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2036	7,000,000	8,124,085
Great Lakes Sewer Auth Mich Series 2025 C, 5.5% 7/1/2050	2,275,000	2,448,778
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	836,739
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,106,725
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	6,200,000	6,673,592
TOTAL WATER & SEWER		24,198,526
TOTAL MICHIGAN		150,062,153
Minnesota - 0.5%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	940,830
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,855
TOTAL EDUCATION		945,685
General Obligations - 0.1%
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,620,581
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (f)	2,700,000	1,473,479
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (f)	1,765,000	901,936
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2044 (Minnesota St Guaranteed) (f)	1,230,000	514,612
TOTAL GENERAL OBLIGATIONS		4,510,608
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,545,331
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,588,484
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	449,335
TOTAL HEALTH CARE		16,583,150
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	535,000	573,741
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,700,000	2,922,116
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	440,000	481,320
TOTAL HOUSING		3,977,177
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	481,257
TOTAL MINNESOTA		26,497,877
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.85% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	2,170,000	1,904,073
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2044	1,140,000	1,237,496
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2045	1,075,000	1,154,700
TOTAL GENERAL OBLIGATIONS		2,392,196
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	618,245
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	985,177
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	575,519
TOTAL HEALTH CARE		2,178,941
TOTAL MISSISSIPPI		6,475,210
Missouri - 0.3%
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,897,331
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,073,735
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	53,718
TOTAL HEALTH CARE		3,024,784
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	70,000	70,785
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,535,000	1,520,324
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,085,000	1,226,284
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	3,705,000	3,739,562
TOTAL HOUSING		6,556,955
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,352,771
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	673,489
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	397,904
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	684,067
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	487,556
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	480,818
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	586,143
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	363,298
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	696,944
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	616,885
TOTAL WATER & SEWER		4,987,104
TOTAL MISSOURI		16,921,614
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,571,550
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	1,065,000	1,149,344
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	682,162
TOTAL HEALTH CARE		5,403,056
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,669
TOTAL MONTANA		5,443,725
Nebraska - 0.8%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	662,017
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2040	3,000,000	3,380,225
Omaha Public Power District Series 2025 A, 5% 2/1/2041	2,700,000	3,006,044
Omaha Public Power District Series 2025 A, 5% 2/1/2042	4,000,000	4,395,849
Omaha Public Power District Series 2025 A, 5% 2/1/2043	2,630,000	2,855,978
Omaha Public Power District Series 2025 A, 5% 2/1/2044	2,950,000	3,176,353
Omaha Public Power District Series 2025 A, 5% 2/1/2045	4,125,000	4,399,061
TOTAL ELECTRIC UTILITIES		21,213,510
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	14,305,000	15,366,756
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,740,000	1,742,112
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,390,000	1,563,261
TOTAL HOUSING		3,305,373
TOTAL NEBRASKA		40,547,656
Nevada - 0.6%
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	201,963
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	10,801,097
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,398,675
TOTAL GENERAL OBLIGATIONS		14,401,735
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,385,000	4,333,958
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	710,000	716,871
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	75,000	75,735
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	985,000	975,325
TOTAL HOUSING		6,101,889
Special Tax - 0.2%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,774,454
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2040	5,605,000	5,126,327
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2041	1,000,000	908,828
TOTAL SPECIAL TAX		8,809,609
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,273,716
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,030,000	2,350,289
TOTAL WATER & SEWER		3,624,005
TOTAL NEVADA		32,937,238
New Hampshire - 0.4%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,990,000	1,446,824
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	307,115
TOTAL HEALTH CARE		1,753,939
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,536,528	1,576,918
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,190,225	2,249,898
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,099,457	5,948,744
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,388,702	7,400,499
TOTAL HOUSING		17,176,059
TOTAL NEW HAMPSHIRE		18,929,998
New Jersey - 5.2%
Education - 0.4%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,064,178
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,100,000	1,140,875
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,245,000	2,481,923
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,405,000	2,703,336
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,800,000	2,050,294
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,240,000	1,427,468
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,158,842
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,162,004
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,165,105
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,091,916
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,189,460
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,500,000	1,721,202
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,241,070
TOTAL EDUCATION		22,597,673
General Obligations - 2.7%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,117,414
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	429,815
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	945,064
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	583,371
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,634,410
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	691,456
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,789,753
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	869,584
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,238,018
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	944,416
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	579,019
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	665,236
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	14,074,090
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	993,061
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	1,130,000	1,078,230
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,310,000	1,188,645
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	877,330
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	2,100,000	1,842,393
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (f)	1,615,000	1,370,404
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,400,000	4,582,157
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	5,165,000	4,089,024
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	941,807
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	578,360
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,706,315
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,582,601
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,230,308
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,733,917
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,820,882
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,174,236
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	14,351,995
New Jersey Trans Trust Fund Auth 5.25% 6/15/2039	2,900,000	3,336,589
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,729,210
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,904,946
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,387,757
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	673,068
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,169,062
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,184,112
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	370,000	377,235
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	767,161
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	3,149,748
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	5,074,396
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,291,951
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,043,359
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	5,056,973
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,424,436
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,718,394
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	600,530
TOTAL GENERAL OBLIGATIONS		136,592,238
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	220,000	171,089
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	304,743	215,131
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,764,790
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,601,864
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,862,267
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,101,039
TOTAL HEALTH CARE		7,716,180
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	983,376
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,265,000	4,139,636
TOTAL TOBACCO BONDS		5,123,012
Transportation - 1.9%
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,155,650
New Jersey Turnpike Authority 5% 1/1/2028	500,000	516,965
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,706,840
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,707,267
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,814,588
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,723,583
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,293,560
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2043	5,500,000	6,084,361
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2044	6,000,000	6,572,960
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	5,500,000	5,952,364
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,735,000	12,579,433
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2032	25,000,000	28,493,050
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2036	4,000,000	4,702,019
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2039	6,750,000	7,738,160
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,475,597
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,099,116
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,461,882
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032 (Build America Mutual Assurance Co Insured)	1,200,000	1,388,826
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,523,577
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034 (Build America Mutual Assurance Co Insured)	1,000,000	1,182,707
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035 (Build America Mutual Assurance Co Insured)	725,000	849,726
TOTAL TRANSPORTATION		104,022,231
TOTAL NEW JERSEY		276,051,334
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 1/15/2040	1,750,000	2,001,572
Port Auth NY & NJ 5% 1/15/2041	2,150,000	2,430,890
Port Auth NY & NJ 5% 1/15/2042	1,205,000	1,344,840
TOTAL NEW JERSEY,NEW YORK		5,777,302
New Mexico - 0.4%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,629,692
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	60,000	61,861
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	45,563
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	44,579
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	93,581
TOTAL HEALTH CARE		245,584
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	550,000	555,606
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	125,000	125,608
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,700,000	1,839,963
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	330,000	333,684
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046 (e)	1,175,000	1,179,555
New Mexico Mtg Fin Auth Series 2026A, 4.75% 9/1/2051 (e)	2,105,000	2,106,541
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056 (e)	1,620,000	1,621,678
TOTAL HOUSING		7,762,635
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	945,451
TOTAL NEW MEXICO		20,583,362
New York - 12.8%
Education - 0.4%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	808,630
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,536,727
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,605,827
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	732,190
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,144,383
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,567,108
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,676,736
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,387,897
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,117,692
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	399,957
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,960,000	3,019,598
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,694,000
TOTAL EDUCATION		23,690,745
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,771,201
General Obligations - 1.8%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,407,428
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,065,969
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,958,576
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,213,191
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,083,311
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,848,582
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,086,202
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	4,995,317
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	5,972,461
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	5,030,000	5,402,481
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,236,260
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,785,000	2,080,515
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,906,561
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,155,303
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,275,937
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	2,035,791
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,710,000	11,413,865
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,107,280
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,631,403
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2037 (Assured Guaranty Inc Insured) (e)	500,000	572,945
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2038 (Assured Guaranty Inc Insured) (e)	625,000	710,027
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2039 (Assured Guaranty Inc Insured) (e)	1,300,000	1,461,330
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2040 (Assured Guaranty Inc Insured) (e)	700,000	782,202
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2041 (Assured Guaranty Inc Insured) (e)	500,000	553,796
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2042 (Assured Guaranty Inc Insured) (e)	750,000	820,985
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2043 (Assured Guaranty Inc Insured) (e)	1,200,000	1,297,771
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2044 (Assured Guaranty Inc Insured) (e)	1,000,000	1,072,484
Yonkers NY Series 2026B, 5% 2/1/2037 (Assured Guaranty Inc Insured) (e)	200,000	229,025
Yonkers NY Series 2026B, 5% 2/1/2038 (Assured Guaranty Inc Insured) (e)	450,000	510,540
Yonkers NY Series 2026B, 5% 2/1/2039 (Assured Guaranty Inc Insured) (e)	450,000	505,509
Yonkers NY Series 2026B, 5% 2/1/2040 (Assured Guaranty Inc Insured) (e)	300,000	335,007
Yonkers NY Series 2026B, 5% 2/1/2041 (Assured Guaranty Inc Insured) (e)	375,000	415,072
Yonkers NY Series 2026B, 5% 2/1/2042 (Assured Guaranty Inc Insured) (e)	400,000	437,859
Yonkers NY Series 2026B, 5% 2/1/2043 (Assured Guaranty Inc Insured) (e)	500,000	541,094
Yonkers NY Series 2026B, 5% 2/1/2044 (Assured Guaranty Inc Insured) (e)	450,000	482,936
TOTAL GENERAL OBLIGATIONS		95,605,015
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	596,101
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,479,878
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	1,520,000	1,525,308
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	245,000	233,046
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	935,000	714,844
TOTAL HEALTH CARE		4,549,177
Housing - 1.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	658,295
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	16,115,000	16,267,071
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,855,000	1,802,488
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,630,823
New York St Hsg Fin Agy Series 2025 E, 3.15% tender 11/1/2065 (b)	16,500,000	16,581,083
New York St Hsg Fin Agy Series 2025 SUB F2, 3.25% tender 5/1/2056 (b)	18,525,000	18,650,142
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,402,493
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,956,699
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,423,772
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	861,167
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,642,533
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	5,031,333
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	974,634
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,185,079
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	7,323,097
TOTAL HOUSING		102,390,709
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	279,299
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,817,758
Special Tax - 6.8%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	15,400,000	16,472,570
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,656,373
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,415,184
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	1,000,000	1,057,886
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2041	6,000,000	6,654,295
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2042	6,000,000	6,600,886
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	5,810,000	6,309,612
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2032	7,500,000	8,654,073
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	4,220,000	4,925,467
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,832,456
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,619,255
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	4,008,814
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,558,362
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,189,433
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,842,680
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,721,326
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,423,235
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2038	2,285,000	2,584,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,584,835
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	14,062,396
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5.25% 5/1/2055	13,920,000	14,574,047
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045 (e)	3,765,000	4,020,765
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046 (e)	3,500,000	3,694,793
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047 (e)	10,170,000	10,628,512
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050 (e)	5,340,000	5,506,421
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052 (e)	3,765,000	3,955,048
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048 (e)	16,045,000	17,424,369
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	15,785,000	16,285,632
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2049	3,750,000	3,939,232
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,019,720
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	17,366,313
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,692,886
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,699,632
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,723,333
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,518,848
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	960,360
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,914,470
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	4,095,872
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	4,086,347
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,198,470
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,973,324
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,453,474
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,644,482
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,782,975
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,325,372
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,104,700
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,126,638
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,752,057
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,119,173
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	7,283,445
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,759,830
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 A, 5% 3/15/2042	20,000,000	22,327,772
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (f)	5,160,000	4,270,075
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,918,208
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,465,254
TOTAL SPECIAL TAX		356,784,987
Transportation - 0.8%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,415,676
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,230,688
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,952,922
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,335,715
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	355,549
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,505,852
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,904,668
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,268,621
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,112,586
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,939,609
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,096,564
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,085,081
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,285,262
TOTAL TRANSPORTATION		41,488,793
Water & Sewer - 0.8%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,223,049
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056 (e)	23,500,000	25,398,095
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,295,606
TOTAL WATER & SEWER		41,916,750
TOTAL NEW YORK		678,294,434
North Carolina - 0.5%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	836,219
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	833,093
TOTAL GENERAL OBLIGATIONS		1,669,312
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,450,626
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,259,388
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,325,000	4,434,407
Unc Health Nash Series 2025, 5.75% 2/1/2050	6,365,000	6,820,692
TOTAL HEALTH CARE		13,965,113
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	7,905,000	7,835,884
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,000,000	1,090,402
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,310,000	1,507,953
TOTAL HOUSING		10,434,239
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	878,008
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	883,723
TOTAL TRANSPORTATION		1,761,731
TOTAL NORTH CAROLINA		27,830,395
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,865,000	1,916,263
General Obligations - 0.0%
Grand Forks N Gen. Oblig. Series 2020 A, 2.25% 12/1/2046	395,000	254,051
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	906,514
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	495,000	490,495
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	1,890,000	1,971,108
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,350,000	1,333,011
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	345,000	377,450
TOTAL HOUSING		4,172,064
TOTAL NORTH DAKOTA		7,248,892
Ohio - 1.6%
Education - 0.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	4,315,000	4,769,495
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,905,000	3,168,363
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,175,000	3,423,583
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,339,181
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,420,317
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,491,407
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,556,616
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	666,978
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,651,684
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,415,920
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,797,832
TOTAL EDUCATION		26,701,376
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,883,397
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,583,170
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,142,115
TOTAL ELECTRIC UTILITIES		5,608,682
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,495,000	3,571,850
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	360,000	401,715
TOTAL ESCROWED/PRE-REFUNDED		3,973,565
General Obligations - 0.1%
Cleveland OH Gen. Oblig. Series 2019A, 3% 12/1/2039	1,000,000	900,811
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2026	1,500,000	1,531,455
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	5,250,000	5,497,868
Kettering Ohio City Sch Dist Ctfs Partn (Kettering Ohio City Sch Dist Proj.) Series 2019, 4% 12/1/2043	2,625,000	2,593,628
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,140,260
TOTAL GENERAL OBLIGATIONS		11,664,022
Health Care - 0.5%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	792,442
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,210,162
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,516,421
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,255,358
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	4,760,000	4,902,426
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	569,105
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,816,216
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,512,183
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	416,396
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	866,116
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	930,636
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	996,684
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,077,184
TOTAL HEALTH CARE		19,861,329
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	50,000	50,668
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,465,000	1,613,509
TOTAL HOUSING		1,664,177
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	8,995,000	6,349,486
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,540,000	3,909,357
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,147,619
TOTAL TOBACCO BONDS		12,406,462
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,496,502
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	658,730
TOTAL TRANSPORTATION		2,155,232
TOTAL OHIO		84,034,845
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	337,309
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	595,758
TOTAL EDUCATION		933,067
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2021A, 3% 1/1/2041 (Assured Guaranty Inc Insured)	1,735,000	1,504,339
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	265,000	292,592
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	265,000	298,450
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.7% 9/1/2050	2,150,000	2,150,044
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.75% 9/1/2055	840,000	826,865
TOTAL HOUSING		3,567,951
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	1,850,000	2,151,859
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	8,026,923
TOTAL TRANSPORTATION		10,178,782
TOTAL OKLAHOMA		16,184,139
Oregon - 0.3%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,305,000	1,365,995
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (f)	3,960,000	2,434,958
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2043 (Oregon St Guaranteed) (f)	5,000,000	2,225,465
TOTAL GENERAL OBLIGATIONS		6,026,418
Health Care - 0.1%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,303,081
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,682,308
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,242,675
TOTAL HEALTH CARE		7,228,064
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	504,834
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,430,000	3,460,479
TOTAL HOUSING		3,965,313
Water & Sewer - 0.0%
Portland OR Swr Sys Rev Series 2020A, 2.125% 3/1/2040	1,125,000	891,311
TOTAL OREGON		18,111,106
Pennsylvania - 3.7%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	310,259
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	600,079
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,498,928
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	480,000	480,087
TOTAL EDUCATION		4,113,353
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	2,890,000	3,025,897
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	102,287
General Obligations - 1.7%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,125,000	1,244,011
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2042 (Assured Guaranty Inc Insured)	6,100,000	6,657,566
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	640,364
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,771,151
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,079,417
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,792,384
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,657,722
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	10,000,000	10,924,726
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	2,900,000	3,232,802
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	10,080,000	11,445,467
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,103,984
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,267,166
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,764,483
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,415,816
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2043	4,500,000	5,010,714
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	4,760,000	5,244,670
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	12,610,000	13,972,475
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,205,493
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,898,345
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,329,857
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,050,689
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,354,067
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	1,008,113
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	580,000	624,284
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,400,638
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	830,000	843,836
TOTAL GENERAL OBLIGATIONS		91,940,240
Health Care - 0.5%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,952,988
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2030	1,060,000	1,157,738
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2031	1,110,000	1,229,145
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2032	1,545,000	1,725,376
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,796,979
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,928,123
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,049,576
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	430,736
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,239,430
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,592,683
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	1,023,830
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	213,786
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	977,944
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	559,211
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	559,211
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	211,447
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	464,739
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	3,050,000	3,295,229
TOTAL HEALTH CARE		25,408,171
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,453,660
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	2,025,902
TOTAL HOUSING		3,479,562
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,639,179
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	850,000	893,296
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,041,996
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	7,887,033
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,326,305
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	843,120
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	4,190,000	4,725,257
TOTAL TRANSPORTATION		27,356,186
Water & Sewer - 0.7%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	742,934
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	909,832
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Inc Insured)	1,500,000	1,689,531
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Inc Insured)	4,330,000	4,753,753
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,802,007
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,755,000	2,938,108
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	6,900,000	7,340,354
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	6,000,000	6,336,116
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	420,000	434,571
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Inc Insured)	300,000	347,316
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Inc Insured)	300,000	343,662
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	500,000	568,021
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	500,000	563,422
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Inc Insured)	625,000	695,451
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	549,509
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,357,239
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Inc Insured)	650,000	696,984
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	1,100,000	1,169,934
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,150,000	1,210,857
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Inc Insured)	2,500,000	2,605,077
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	500,000	527,538
TOTAL WATER & SEWER		39,582,216
TOTAL PENNSYLVANIA		195,007,912
Puerto Rico - 0.5%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	8,638,773	6,322,656
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,711,992
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	2,043,505
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,249,959
TOTAL GENERAL OBLIGATIONS		18,328,112
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,750,000	1,663,628
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	835,000	877,239
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,495,000	2,585,799
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,165,000	1,107,501
TOTAL WATER & SEWER		6,234,167
TOTAL PUERTO RICO		24,562,279
Rhode Island - 0.4%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,125,059
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,709,683
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,180,620
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	252,879
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	280,941
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	818,093
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,079,663
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,387,298
TOTAL EDUCATION		12,834,236
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Inc Insured)	1,490,000	1,554,974
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,188,503
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	991,629
TOTAL GENERAL OBLIGATIONS		3,735,106
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	858,355
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	540,000	540,517
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	70,000	70,597
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,432,263
TOTAL HOUSING		3,043,377
TOTAL RHODE ISLAND		20,471,074
South Carolina - 1.5%
Education - 0.2%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	1,031,429
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	996,590
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	850,929
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,196,976
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	323,622
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	668,119
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	1,043,018
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,172,459
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	886,384
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,561,483
TOTAL EDUCATION		10,731,009
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,736,946
South Carolina St Svc Auth Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	8,250,000	8,512,062
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	7,500,000	7,843,010
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	206,528
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,585,290
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,564,290
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,214,090
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,087,513
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,400,984
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,969,805
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	443,184
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	711,662
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,236,361
TOTAL ELECTRIC UTILITIES		36,511,725
Health Care - 0.5%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,271,828
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	1,800,000	1,959,081
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	1,670,000	1,782,903
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2049	8,495,000	9,052,928
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,308,929
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,119,677
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,467,259
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,600,263
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,176,130
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,296,488
TOTAL HEALTH CARE		29,035,486
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	125,000	126,803
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	860,000	951,417
TOTAL HOUSING		1,078,220
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2046	2,000,000	1,511,975
Starr-Iva Wtr & Swr Dist S C Wtrwks & Swr Sys Rev Series 2021, 2.125% 6/1/2043 (Assured Guaranty Inc Insured)	820,000	580,112
TOTAL WATER & SEWER		2,092,087
TOTAL SOUTH CAROLINA		79,448,527
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,382,039
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	5,250,000	5,845,785
TOTAL HEALTH CARE		7,227,824
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	520,000	566,700
TOTAL SOUTH DAKOTA		7,794,524
Tennessee - 1.6%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,075,467
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,100,255
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,151,453
TOTAL EDUCATION		8,327,175
Electric Utilities - 0.0%
Bolivar Tenn Energy Auth Elecsys Rev Series 2022, 3% 5/1/2041 (Assured Guaranty Inc Insured)	145,000	125,562
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	30,890
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,093
TOTAL ESCROWED/PRE-REFUNDED		51,983
General Obligations - 1.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,194,476
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	855,000	616,095
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,765,000	30,982,600
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	21,415,000	23,277,229
TOTAL GENERAL OBLIGATIONS		56,070,400
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,115,858
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,160,233
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	571,122
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	388,298
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	453,376
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	2,515,000	2,723,273
TOTAL HEALTH CARE		13,412,160
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,360,000	1,348,551
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	555,000	548,870
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	232,896
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	260,500
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	509,467
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	325,000	325,001
TOTAL HOUSING		3,225,285
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	2,250,000	1,768,092
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2044	3,490,000	2,368,420
TOTAL WATER & SEWER		4,136,512
TOTAL TENNESSEE		85,349,077
Texas - 11.3%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,454,724
Texas A&M Univ Revs Series 2024A, 4% 5/15/2049	5,000,000	4,702,704
Texas St Univ Sys Fing Rev Series 2024, 4% 3/15/2049	5,090,000	4,585,924
University Houston TX Univ Rev Series 2020 A, 3% 2/15/2040	2,470,000	2,205,856
University North Tex Univ Rev 5% 4/15/2031	1,600,000	1,801,471
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,640,000	1,020,319
TOTAL EDUCATION		15,770,998
Electric Utilities - 2.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,226,361
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,438,429
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,606,310
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Inc Insured)	3,000,000	3,353,973
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,400,000	1,554,560
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,500,000	1,655,597
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,915,000	2,100,764
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Inc Insured)	2,500,000	2,726,743
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Inc Insured)	1,250,000	1,324,649
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Inc Insured)	1,650,000	1,789,112
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Inc Insured)	1,750,000	1,937,444
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Inc Insured)	1,650,000	1,861,321
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,570,000	1,798,056
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,120,000	1,299,590
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,151,796
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,010,000	1,155,168
Lower Colorado River Authority Series 2019 A, 4% 5/15/2049	1,000,000	880,876
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	2,235,000	2,363,856
Lower Colorado River Authority Series 2025 A, 5% 5/15/2030	4,000,000	4,412,977
Lower Colorado River Authority Series 2025 A, 5% 5/15/2031	6,500,000	7,301,568
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	3,425,000	3,903,261
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	5,830,000	6,512,007
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	2,285,000	2,426,011
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,801,500
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	14,945,000	15,867,284
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	14,280,000	15,486,169
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	4,405,000	4,598,745
San Antonio TX Elec & Gas Rev Series 2024E, 5.25% 2/1/2049	4,000,000	4,258,737
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	17,100,000	17,285,633
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)(e)	4,030,000	4,064,200
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2040	11,000,000	12,557,700
TOTAL ELECTRIC UTILITIES		134,700,397
General Obligations - 4.1%
Alvin Tex Indpt Sch Dist Series 2022, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,544,397
Angleton Tex Indpt Sch Dist 2% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,690,000	1,165,174
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	1,309,579
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,820,000	3,514,162
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,257,159
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	880,508
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2039	1,230,000	1,133,564
Brazoria Cnty Texas Gen. Oblig. Series 2021, 4% 3/1/2046	2,565,000	2,473,865
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,205,176
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	602,715
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,361,057
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,180,582
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,399,156
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,940,099
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,391,402
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,906,106
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,382,161
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,366,090
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	389,984
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,716,204
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	580,857
Clarksville Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	625,000	563,657
Clear Creek Independent School District Series 2021, 3% 2/15/2041	1,000,000	898,211
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,271,851
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,064,472
Conroe TX Isd Series 2022, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,229,379
Cottonwood Mud 1 Gen. Oblig. Series 2019, 3% 9/1/2042 (Assured Guaranty Inc Insured)	1,015,000	841,019
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,773,887
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,626,068
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	7,338,819
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,455,000	3,817,342
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2046	2,810,000	2,181,974
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,425,000	1,609,191
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2044	2,000,000	2,150,171
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,595,000	1,702,446
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,812,857
Fort Bend Cnty Mud 132 Gen. Oblig. Series 2021, 2.5% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,115,952
Fort Bend Cnty TX Levee Impt Dist No 6 Gen. Oblig. Series 2020, 2% 9/1/2045 (Build America Mutual Assurance Co Insured)	815,000	516,531
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	497,275
Gilmer Tex Indpt Sch Dist 3.125% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	560,000	470,810
Haltom City Tex Gen. Oblig. 2.25% 2/1/2046 (Build America Mutual Assurance Co Insured)	2,890,000	1,880,643
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	1,050,000	867,875
Hays TX Cons Indpt Schl Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,215,000	1,097,794
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,029,505
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,053,453
Houston TX Gen. Oblig. 5.25% 3/1/2049	17,840,000	19,011,605
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	3,415,000	3,278,107
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,747,180
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,554,353
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	7,020,743
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2036 (Permanent Sch Fund of Texas Guaranteed)	2,130,000	2,441,492
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,274,162
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	551,679
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,649,015
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	359,933
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,545,000	3,040,929
Killeen Tex Indpt Sch Dist Series 2019, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,170,242
Leander Independent School District Series 2025 A, 0% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (f)	800,000	789,409
Leander Independent School District Series 2025 A, 0% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed) (f)	1,775,000	1,357,289
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,670,000	1,220,857
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,630,000	2,977,139
Leander Independent School District Series 2025 B, 0% 8/15/2026 (f)	1,400,000	1,380,737
Leander Independent School District Series 2025 B, 0% 8/15/2027 (f)	1,500,000	1,439,758
Leander Independent School District Series 2025 B, 5% 8/15/2032	1,250,000	1,442,058
Leander Independent School District Series 2025 B, 5% 8/15/2033	3,355,000	3,908,639
Leander Independent School District Series 2025 B, 5% 8/15/2034	2,745,000	3,221,623
Lone Oak Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,220,000	1,094,203
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,685,000	2,047,341
Melissa Tex Gen. Oblig. Series 2021, 3% 2/15/2041	400,000	346,165
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.25% 9/1/2044 (Assured Guaranty Inc Insured)	285,000	187,142
Nederland Tex Indpt Sch Dist 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,058,850
New Waverly Tex Indpt Sch Dist Series 2022, 3% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	11,110,000	8,256,185
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,120,000	10,138,276
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,845,000	1,667,021
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	930,316
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,498,625
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,102,544
Prairie Lea Independent School District 2.25% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	733,351
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,421,467
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,827,976
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,840,144
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,731,510
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,425,109
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	550,000	643,054
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	500,000	589,883
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,025,000	1,195,499
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,015,000	1,172,893
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,540,000	1,762,702
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	880,000	1,000,621
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	600,000	676,203
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,227,997
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,245,000	1,370,951
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,494,974
Rockwall Cnty TX Gen. Oblig. Series 2020, 4% 2/1/2045	4,810,000	4,694,667
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2021, 3% 2/15/2051	3,510,000	2,568,534
Sanger Tex Gen. Oblig. Series 2021 A, 3% 5/1/2046	1,035,000	799,509
Stafford Tex Gen. Oblig. Series 2021, 2.375% 9/1/2046	1,630,000	1,137,625
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,227,141
Texas State Gen. Oblig. Series 2021 A, 3% 8/1/2041	300,000	263,337
Travis Cnty Mud 18 Gen. Oblig. Series 2020, 2.125% 9/1/2044 (Build America Mutual Assurance Co Insured)	500,000	325,742
Westwood Indpt Sch Dist Tex Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	1,167,709
Willis Tex Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	874,209
TOTAL GENERAL OBLIGATIONS		217,447,603
Health Care - 0.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,401,559
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,161,842
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,129,485
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,466,944
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	571,539
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	2,012,176
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	17,575,000	19,047,764
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	4,985,000	5,598,127
TOTAL HEALTH CARE		34,389,436
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,735,000	4,136,325
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	6,020,000	6,083,230
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	676,540	628,002
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	375,000	381,822
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,265,000	2,507,835
TOTAL HOUSING		13,737,214
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,215,000	1,667,298
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	753,930
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,416,650
TOTAL SPECIAL TAX		10,837,878
Transportation - 1.6%
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,021,273
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,325,803
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,306,119
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,372,795
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	269,094
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	216,654
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	236,168
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	337,306
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	442,857
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	568,256
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	216,460
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	189,486
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	225,828
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	850,413
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	409,455
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	201,716
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	201,335
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	303,634
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,891,353
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,377,425
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2033 (Assured Guaranty Inc Insured)	800,000	921,521
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2034 (Assured Guaranty Inc Insured)	700,000	812,779
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,171,012
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,159,385
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,510,000	1,732,552
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2038 (Assured Guaranty Inc Insured)	1,315,000	1,496,618
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2039 (Assured Guaranty Inc Insured)	1,645,000	1,852,234
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,221,302
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2041 (Assured Guaranty Inc Insured)	2,000,000	2,200,846
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,390,000	1,486,322
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,104,263
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,590,000	3,796,910
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,660,291
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	481,905
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2021, 3% 8/15/2050	1,000,000	748,031
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,210,714
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	5,080,305
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	9,450,000	7,132,224
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,952,255
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,721,619
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	1,040,000	1,221,026
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,863,815
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	939,484
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,288,156
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,638,065
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	781,041
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,971,239
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (f)	1,405,000	678,827
TOTAL TRANSPORTATION		82,288,171
Water & Sewer - 1.7%
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	4,030,000	4,222,451
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,132,011
City of Georgetown TX Series 2025, 5% 8/15/2039	1,000,000	1,111,003
City of Georgetown TX Series 2025, 5% 8/15/2040	1,000,000	1,101,130
City of Georgetown TX Series 2025, 5% 8/15/2041	1,400,000	1,526,554
City of Georgetown TX Series 2025, 5% 8/15/2042	1,200,000	1,295,326
City of Georgetown TX Series 2025, 5% 8/15/2043	2,325,000	2,483,662
City of Georgetown TX Series 2025, 5% 8/15/2044	2,940,000	3,114,188
City of Georgetown TX Series 2025, 5% 8/15/2045	2,500,000	2,625,635
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,513,463
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,005,000	864,265
Houston TX Util Sys Rev 4% 11/15/2043	3,830,000	3,783,723
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	362,514
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,587,319
Huntsville Tex Wtr & Wastewater Sys Rev Series 2022, 3% 8/15/2051	3,710,000	2,618,089
North TX Mun Wtr Dist TX Regl Wastewtr Rev 2.375% 6/1/2049	1,705,000	1,087,346
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	3,275,000	3,500,526
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	5,630,000	5,985,476
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,467,198
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2031	540,000	607,266
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2032	725,000	825,340
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2033	640,000	737,888
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2039	850,000	946,920
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2040	800,000	883,952
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2041	1,045,000	1,139,703
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2042	1,100,000	1,182,550
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2043	1,145,000	1,213,221
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2044	2,420,000	2,542,887
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2045	2,000,000	2,082,263
Temple Tex Util Sys Rev Series 2025, 5.25% 8/1/2050	13,000,000	13,574,254
Texas Wtr Dev Brd Series 2017 A, 4% 10/15/2042	10,885,000	10,790,208
Texas Wtr Dev Brd Series 2021, 2.375% 8/1/2041	1,800,000	1,406,052
Tyler Tex Wtr & Swr Sys Rev 2.75% 9/1/2051	3,750,000	2,472,854
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5.5% 8/1/2050 (Build America Mutual Assurance Co Insured)	3,500,000	3,733,273
TOTAL WATER & SEWER		89,520,510
TOTAL TEXAS		598,692,207
Utah - 0.5%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	426,693	349,222
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (c)	5,795,000	5,865,620
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	1,750,000	1,719,638
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (d)	1,796,000	1,449,480
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,777,000	4,950,271
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (c)	1,375,000	1,390,312
TOTAL SPECIAL TAX		15,375,321
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,385,515
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,492,040
TOTAL TRANSPORTATION		11,877,555
TOTAL UTAH		27,602,098
Vermont - 0.0%
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	606,000	608,705
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	705,000	695,760
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	810,000	847,108
TOTAL VERMONT		2,151,573
Virginia - 0.4%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	480,058
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	253,613
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	227,012
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	245,572
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	598,274
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	330,873
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	336,851
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	424,443
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	567,356
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	887,202
TOTAL EDUCATION		4,351,254
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,051,711
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	3,190,000	3,220,731
TOTAL ELECTRIC UTILITIES		5,272,442
General Obligations - 0.1%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,289,446
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,954,616
TOTAL GENERAL OBLIGATIONS		6,244,062
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,862,810
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,091,932
TOTAL HEALTH CARE		5,954,742
TOTAL VIRGINIA		21,822,500
Washington - 3.8%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,938,937
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,900,791
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,939,230
TOTAL EDUCATION		5,778,958
Electric Utilities - 1.2%
Energy Norwthwest WA Elec Rev 5% 7/1/2030 (Bonneville Power Administration Guaranteed)	3,000,000	3,344,531
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	7,615,000	8,646,251
Energy Norwthwest WA Elec Rev 5% 7/1/2040 (Bonneville Power Administration Guaranteed)	5,250,000	5,983,152
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	795,000	899,712
Energy Norwthwest WA Elec Rev 5% 7/1/2042 (Bonneville Power Administration Guaranteed)	7,000,000	7,827,426
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,281,347
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,394,225
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,475,948
Okanogan Cnty Wash Pub Util Dist No 001 Elec Rev 4% 12/1/2050	2,500,000	2,198,992
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2029	3,000,000	3,235,384
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2030	2,250,000	2,483,078
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2031	1,500,000	1,687,434
Seattle WA Mun Lt & Pwr Rev Series 2025, 5.3% 2/1/2050	6,900,000	7,378,184
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2043	2,000,000	2,175,638
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2044	1,500,000	1,613,338
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	2,000,000	2,129,175
TOTAL ELECTRIC UTILITIES		61,753,815
General Obligations - 0.3%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,920,291
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,141,915
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	481,106
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,857,888
TOTAL GENERAL OBLIGATIONS		15,401,200
Health Care - 1.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	915,000	928,248
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,545,000	2,556,303
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	6,365,000	6,380,865
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,855,000	5,841,501
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	212,544
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	11,605,000	11,152,272
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	481,351
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,999,435
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,164,535
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	21,275,000	22,867,462
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025C, 5% tender 8/15/2055 (b)	14,115,000	15,552,335
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	828,914
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	41,099
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	528,383
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	5,085,493
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	1,120,000	1,120,887
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,246,670
TOTAL HEALTH CARE		81,988,297
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,034,660
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,494,850
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	695,859
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2033	350,000	383,226
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2034	500,000	553,433
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	385,000	425,890
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	750,000	794,979
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	4,510,000	4,731,582
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,066,891
TOTAL HOUSING		13,181,370
Special Tax - 0.2%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,113,055
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,040,000	842,991
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,561,747
TOTAL SPECIAL TAX		11,517,793
Water & Sewer - 0.3%
Edmonds Wash Wtr & Swr Rev Series 2020, 2% 12/1/2039	1,060,000	833,904
Lakehaven Wash Wtr & Swr Distwtr & Swr Rev Series 2021, 3% 10/1/2041	1,075,000	963,982
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	3,780,000	4,348,281
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	3,600,000	4,197,954
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2038	1,400,000	1,620,078
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2039	1,200,000	1,379,071
Seattle Wash Drain & Wstwtr Rv Series 2025, 5.25% 5/1/2050	2,000,000	2,141,789
TOTAL WATER & SEWER		15,485,059
TOTAL WASHINGTON		205,106,492
West Virginia - 0.7%
Electric Utilities - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	8,180,000	8,338,301
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	815,663
TOTAL ELECTRIC UTILITIES		9,153,964
Health Care - 0.6%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	813,666
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	6,013,206
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	8,745,000	9,366,751
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,557,493
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	551,923
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,137,713
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,118,270
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,677,108
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	3,960,000	4,392,020
TOTAL HEALTH CARE		30,628,150
TOTAL WEST VIRGINIA		39,782,114
Wisconsin - 2.8%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	395,000	366,005
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	984,688
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,213,824
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	522,883
TOTAL EDUCATION		4,087,400
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,970,824
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	109,091
General Obligations - 0.5%
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.5% 4/1/2035	645,000	585,707
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.625% 4/1/2036	770,000	690,267
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	850,368
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2036	1,200,000	1,390,398
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	1,000,000	1,140,556
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2040	1,190,000	1,338,057
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2041	3,000,000	3,342,292
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,350,000	1,454,843
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	4,000,000	4,264,942
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,567,511
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,821,887
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,649,155
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,870,834
TOTAL GENERAL OBLIGATIONS		25,966,817
Health Care - 2.1%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,642,773
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	1,800,000	1,362,288
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,623,750
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	836,489
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	304,866
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	1,001,499
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (c)	2,235,000	2,267,361
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	304,937
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	304,018
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	357,124
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	356,191
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	354,989
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	449,772
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,287,403
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	330,000	332,324
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	470,000	471,557
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	1,565,000	1,294,352
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	166,210
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	855,571
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,718,099
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,319,066
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	23,990,000	26,101,384
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	35,710,000	40,634,459
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,560,158
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2036	3,750,000	4,260,462
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2037	3,550,000	3,992,573
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,845,000	3,174,243
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2039	4,250,000	4,713,064
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,124,181
TOTAL HEALTH CARE		111,171,163
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	465,000	460,145
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	709,467
TOTAL HOUSING		1,169,612
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	6,275,000	4,423,875
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,815,000	1,379,400
TOTAL INDUSTRIAL DEVELOPMENT		5,803,275
Water & Sewer - 0.0%
Racine Wis Wtrwks Rev 2% 9/1/2041 (Build America Mutual Assurance Co Insured)	400,000	285,311
TOTAL WISCONSIN		150,563,493
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	270,000	270,357
TOTAL MUNICIPAL SECURITIES (Cost $4,811,914,037)		4,873,023,033

Money Market Funds - 10.1%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $540,653,191)	2.34	540,437,080	540,653,255

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,352,567,228)	5,413,676,288
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(72,190,277)
NET ASSETS - 100.0%	5,341,486,011

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,908,146 or 1.1% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Zero coupon bond which is issued at a discount.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	228,685,949	1,792,332,875	1,480,365,568	6,643,028	-	(1)	540,653,255	540,437,080	19.2%
Total	228,685,949	1,792,332,875	1,480,365,568	6,643,028	-	(1)	540,653,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	292,460,007	-	292,460,007	-
Electric Utilities	422,372,630	-	422,372,630	-
Escrowed/Pre-Refunded	4,425,646	-	4,425,646	-
General Obligations	1,822,011,625	-	1,822,011,625	-
Health Care	685,557,353	-	684,875,353	682,000
Housing	294,866,652	-	294,866,652	-
Industrial Development	34,413,843	-	34,413,843	-
Other	4,299,015	-	4,299,015	-
Special Tax	584,948,446	-	584,948,446	-
Tobacco Bonds	24,042,729	-	24,042,729	-
Transportation	430,590,396	-	430,590,396	-
Water & Sewer	273,034,691	-	273,034,691	-

Money Market Funds	540,653,255	540,653,255	-	-
Total Investments in Securities:	5,413,676,288	540,653,255	4,872,341,033	682,000
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,811,914,037)	$4,873,023,033
Fidelity Central Funds (cost $540,653,191)	540,653,255

Total Investment in Securities (cost $5,352,567,228)		$5,413,676,288
Cash		258,773
Receivable for fund shares sold		19,883,206
Interest receivable		55,102,512
Distributions receivable from Fidelity Central Funds		449,845
Prepaid expenses		2,530
Receivable from investment adviser for expense reductions		395,273
Other receivables		252
Total assets		5,489,768,679
Liabilities
Payable for investments purchased on a delayed delivery basis	$128,135,052
Payable for fund shares redeemed	4,294,944
Distributions payable	14,068,467
Accrued management fee	1,429,784
Other payables and accrued expenses	354,421
Total liabilities		148,282,668
Net Assets		$5,341,486,011
Net Assets consist of:
Paid in capital		$5,358,973,752
Total accumulated earnings (loss)		(17,487,741)
Net Assets		$5,341,486,011
Net Asset Value, offering price and redemption price per share ($5,341,486,011 ÷ 525,743,427 shares)		$10.16
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$144,074,860
Income from Fidelity Central Funds		6,640,116
Total income		150,714,976
Expenses
Management fee	$13,699,031
Custodian fees and expenses	33,893
Independent trustees' fees and expenses	9,130
Registration fees	576,522
Audit fees	66,138
Legal	5,587
Miscellaneous	12,093
Total expenses before reductions	14,402,394
Expense reductions	(4,059,465)
Total expenses after reductions		10,342,929
Net Investment income (loss)		140,372,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,620,413)
Capital gain distributions from Fidelity Central Funds	2,912
Total net realized gain (loss)		(10,617,501)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	101,964,442
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		101,964,441
Net gain (loss)		91,346,940
Net increase (decrease) in net assets resulting from operations		$231,718,987
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,372,047	$86,540,593
Net realized gain (loss)	(10,617,501)	(2,011,685)
Change in net unrealized appreciation (depreciation)	101,964,441	(18,783,323)
Net increase (decrease) in net assets resulting from operations	231,718,987	65,745,585
Distributions to shareholders	(136,507,014)	(84,232,901)

Share transactions
Proceeds from sales of shares	3,804,169,631	1,460,975,837
Reinvestment of distributions	4,692	2,480
Cost of shares redeemed	(1,653,184,182)	(877,911,906)

Net increase (decrease) in net assets resulting from share transactions	2,150,990,141	583,066,411
Total increase (decrease) in net assets	2,246,202,114	564,579,095

Net Assets
Beginning of period	3,095,283,897	2,530,704,802
End of period	$5,341,486,011	$3,095,283,897

Other Information
Shares
Sold	385,736,877	145,309,281
Issued in reinvestment of distributions	468	246
Redeemed	(168,422,443)	(87,276,940)
Net increase (decrease)	217,314,902	58,032,587

Financial Highlights
Fidelity® SAI Tax-Free Bond Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.11	$10.00	$10.61	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.337	.315	.289	.230	.194
Net realized and unrealized gain (loss)	.110	(.078)	.103	(.613)	(.359)
Total from investment operations	.447	.237	.392	(.383)	(.165)
Distributions from net investment income	(.326)	(.306)	(.282)	(.227)	(.194)
Distributions from net realized gain	(.001)	(.001)	-	-	(.001)
Total distributions	(.327)	(.307)	(.282)	(.227)	(.195)
Net asset value, end of period	$10.16	$10.04	$10.11	$10.00	$10.61
Total Return C	4.57%	2.38%	4.05%	(3.55)%	(1.53)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.36%	.38%	.36%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.40%	3.13%	2.95%	2.33%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,341,486	$3,095,284	$2,530,705	$2,410,125	$2,165,516
Portfolio turnover rate F	12%	12%	27%	23% G	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$128,799,227
Gross unrealized depreciation	(58,991,755)
Net unrealized appreciation (depreciation)	$69,807,472
Tax Cost	$5,343,868,816

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(87,238,189)
Net unrealized appreciation (depreciation) on securities and other investments	$69,807,472

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,698,102)
Long-term	(71,540,087)
Total capital loss carryforward	$(87,238,189)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$136,002,793	$83,942,084
Ordinary Income	504,221	290,817
Total	$136,507,014	$ 84,232,901

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	2,325,469,716	478,566,398
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Tax-Free Bond Fund	60,909,248	21,115,258	(375,831)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Tax-Free Bond Fund	4,982
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,058,572.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $893.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Tax-Free Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Tax-Free Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887620.107
STF-ANN-0426
Fidelity® Sustainable Intermediate Municipal Income Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Intermediate Municipal Income Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 96.6%
	Principal Amount (a)	Value ($)
Alabama - 8.2%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	50,359
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,267
General Obligations - 7.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,127
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	100,000	107,227
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	105,426
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,723
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	106,056
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (d)	300,000	323,557
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	15,000	16,122
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	100,000	106,422
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	160,574
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,826
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	148,341
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	110,000	117,616
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	215,821
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity And Life Company Guaranteed)	190,000	201,052
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	100,000	110,211
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	125,000	135,713
TOTAL GENERAL OBLIGATIONS		1,990,814
TOTAL ALABAMA		2,141,440
Arizona - 1.9%
General Obligations - 0.7%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	181,239
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	51,027
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	101,245
TOTAL INDUSTRIAL DEVELOPMENT		152,272
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	100,000	100,000
Water & Sewer - 0.2%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,546
TOTAL ARIZONA		484,057
California - 6.9%
Education - 0.5%
University CA Revs Series 2025 CD, 5.5% 5/15/2040	100,000	120,918
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,212
General Obligations - 2.0%
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	100,000	109,211
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,787
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	169,748
State of California Gen. Oblig. 5% 3/1/2037	200,000	236,624
TOTAL GENERAL OBLIGATIONS		525,370
Housing - 0.7%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	85,185	87,522
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	101,670	101,521
TOTAL HOUSING		189,043
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	145,268
Transportation - 2.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	334,113
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	207,148
TOTAL TRANSPORTATION		541,261
Water & Sewer - 1.0%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,312
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	33,890
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2045	200,000	214,546
TOTAL WATER & SEWER		263,748
TOTAL CALIFORNIA		1,790,820
Colorado - 3.2%
General Obligations - 0.7%
CO St Higher Ed Cap Constr Lease Pur Fing Prog Cfts Partn (Colorado St Proj.) Series 2014A, 5% 11/1/2026	165,000	168,097
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,248
TOTAL GENERAL OBLIGATIONS		178,345
Health Care - 0.3%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	67,110
Housing - 0.9%
Colorado Hsg & Fin Auth Series 2026A, 6% 11/1/2055 (d)	150,000	168,829
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	87,318	78,512
TOTAL HOUSING		247,341
Special Tax - 1.3%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Inc Insured)	325,000	344,955
TOTAL COLORADO		837,751
Connecticut - 4.1%
Education - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	150,002
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,945
TOTAL EDUCATION		184,947
General Obligations - 0.5%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	23,399
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,881
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,926
TOTAL GENERAL OBLIGATIONS		130,206
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,445
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,654
TOTAL HOUSING		37,099
Special Tax - 2.8%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	136,153
Connecticut St Spl Tax Oblig 5% 7/1/2034	480,000	553,163
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,711
TOTAL SPECIAL TAX		711,027
TOTAL CONNECTICUT		1,063,279
Delaware - 0.4%
Electric Utilities - 0.4%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.55% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.1%
Education - 0.1%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,539
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,219
TOTAL DISTRICT OF COLUMBIA		30,758
Florida - 3.8%
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	27,386
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Inc Insured)	30,000	29,681
TOTAL GENERAL OBLIGATIONS		57,067
Health Care - 2.4%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	100,000	109,211
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	211,190
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	111,744
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	85,643
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	107,611
TOTAL HEALTH CARE		625,399
Housing - 0.6%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	100,000	112,695
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	40,000	40,184
TOTAL HOUSING		152,879
Transportation - 0.4%
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2037 (c)	100,000	108,095
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,124
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	19,718
TOTAL WATER & SEWER		45,842
TOTAL FLORIDA		989,282
Georgia - 5.4%
Education - 0.5%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,338
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	130,769
TOTAL EDUCATION		141,107
Electric Utilities - 2.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	101,963
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.1% 11/1/2052 VRDN (b)	200,000	200,001
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	101,508
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	100,000	100,099
TOTAL ELECTRIC UTILITIES		503,571
General Obligations - 1.5%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	101,890
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,584
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	161,975
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,726
TOTAL GENERAL OBLIGATIONS		381,175
Housing - 0.4%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	100,000	100,662
Transportation - 1.0%
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	250,000	270,748
TOTAL GEORGIA		1,397,263
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,437
Illinois - 5.3%
Education - 1.9%
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2029	250,000	270,088
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	10,000	10,750
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	100,000	105,274
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	107,650
TOTAL EDUCATION		493,762
Escrowed/Pre-Refunded - 0.2%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	45,000	45,756
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,269
TOTAL ESCROWED/PRE-REFUNDED		56,025
General Obligations - 0.6%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,720
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	110,294
TOTAL GENERAL OBLIGATIONS		164,014
Health Care - 0.9%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	59,121
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	50,938
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	100,000	115,370
TOTAL HEALTH CARE		225,429
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	20,103
Special Tax - 0.7%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	177,169
Water & Sewer - 0.9%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2035	200,000	237,578
TOTAL ILLINOIS		1,374,080
Indiana - 1.0%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	101,255
Housing - 0.6%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,686
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	121,613
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,437
TOTAL HOUSING		163,736
TOTAL INDIANA		264,991
Iowa - 0.8%
Education - 0.8%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	100,000	107,063
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	100,000	107,063
TOTAL IOWA		214,126
Kentucky - 1.0%
Education - 0.5%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	109,225
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,295
TOTAL EDUCATION		124,520
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	21,187
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	108,075
TOTAL GENERAL OBLIGATIONS		129,262
TOTAL KENTUCKY		253,782
Louisiana - 0.8%
Industrial Development - 0.4%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	100,000	100,485
Water & Sewer - 0.4%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	100,000	111,465
TOTAL LOUISIANA		211,950
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,296
Maryland - 1.3%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	15,042
General Obligations - 1.0%
Baltimore Cnty MD 5% 3/1/2037	150,000	175,873
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	52,154
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,474
TOTAL GENERAL OBLIGATIONS		244,501
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,425
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	13,440
TOTAL SPECIAL TAX		28,865
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,036
TOTAL MARYLAND		334,444
Massachusetts - 4.1%
Education - 0.0%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	34,785
General Obligations - 2.4%
Arlington MA Series 2021, 2% 9/15/2034	275,000	251,347
Arlington MA Series 2021, 2% 9/15/2035	100,000	89,381
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	100,015
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,723
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	18,836
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,104
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,973
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,367
Pentucket MA Regl Sch Dist 3% 9/1/2043	100,000	85,239
TOTAL GENERAL OBLIGATIONS		615,985
Health Care - 0.4%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,735
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	65,470
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,687
TOTAL HEALTH CARE		102,892
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,548
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	50,207
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	11,116
TOTAL SPECIAL TAX		65,871
Water & Sewer - 1.0%
Boston MA Wtr & Swr Commn Series 2018 A, 3% 11/1/2033	250,000	249,106
TOTAL MASSACHUSETTS		1,068,639
Michigan - 1.4%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	176,490
Health Care - 0.0%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,052
Water & Sewer - 0.7%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	175,000	190,351
TOTAL MICHIGAN		376,893
Minnesota - 1.7%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	106,724
General Obligations - 1.0%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,336
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,476
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	113,902
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,387
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	103,402
TOTAL GENERAL OBLIGATIONS		259,503
Housing - 0.3%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,399	82,250
TOTAL MINNESOTA		448,477
Missouri - 0.6%
Housing - 0.6%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	150,000	153,733
Montana - 0.6%
Housing - 0.6%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046 (d)	150,000	150,645
Nebraska - 0.9%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	100,000	107,422
Health Care - 0.5%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	137,425
TOTAL NEBRASKA		244,847
New Hampshire - 0.6%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,988
Health Care - 0.0%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,196
Housing - 0.4%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	95,461	95,615
TOTAL NEW HAMPSHIRE		165,799
New Jersey - 3.2%
Education - 0.7%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	169,661
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	16,037
TOTAL EDUCATION		185,698
General Obligations - 2.5%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	42,427
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	114,956
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	106,317
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	233,953
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,836
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	30,455
TOTAL GENERAL OBLIGATIONS		634,944
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,090
TOTAL NEW JERSEY		830,732
New Mexico - 1.0%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	106,645
Housing - 0.6%
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046 (d)	150,000	150,582
TOTAL NEW MEXICO		257,227
New York - 4.7%
Education - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,823
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,669
General Obligations - 0.2%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	51,916
Housing - 1.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,638
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	151,639
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)	100,000	101,033
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,011
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,040
TOTAL HOUSING		473,361
Special Tax - 1.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,271
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,473
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,779
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	85,572
NY Payroll Mobility Tax 4% 11/15/2034	100,000	108,520
TOTAL SPECIAL TAX		250,615
Transportation - 1.5%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,951
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,715
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	147,331
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,886
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	110,648
TOTAL TRANSPORTATION		404,531
TOTAL NEW YORK		1,221,915
North Carolina - 1.7%
General Obligations - 0.9%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	200,000	235,788
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,712
Housing - 0.7%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	150,000	172,666
TOTAL NORTH CAROLINA		435,166
Ohio - 2.6%
Electric Utilities - 1.0%
American Mun Pwr Rev Series 2025A, 5% 2/15/2035	100,000	115,269
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	152,399
TOTAL ELECTRIC UTILITIES		267,668
General Obligations - 0.9%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	29,250
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	21,466
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	45,180
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	115,255
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,658
TOTAL GENERAL OBLIGATIONS		231,809
Health Care - 0.5%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,578
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	80,313
TOTAL HEALTH CARE		127,891
Housing - 0.2%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	55,000	55,735
TOTAL OHIO		683,103
Oklahoma - 1.2%
Education - 0.8%
University of Oklahoma/The Series 2025A, 5% 7/1/2026	100,000	101,099
University of Oklahoma/The Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	100,000	114,669
TOTAL EDUCATION		215,768
Housing - 0.4%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	99,290
TOTAL OKLAHOMA		315,058
Oregon - 0.2%
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,627
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,548
TOTAL OREGON		43,175
Pennsylvania - 1.9%
Education - 0.4%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	135,000	115,947
General Obligations - 1.1%
Allegheny County PA Gen. Oblig. 5% 12/1/2026	265,000	270,800
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	24,739
TOTAL GENERAL OBLIGATIONS		295,539
Health Care - 0.4%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,702
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	35,614
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,766
TOTAL HEALTH CARE		97,082
TOTAL PENNSYLVANIA		508,568
Rhode Island - 0.4%
Education - 0.4%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	107,169
South Carolina - 0.4%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	100,000	109,713
Tennessee - 1.6%
General Obligations - 0.6%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	52,588
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	100,000	107,710
TOTAL GENERAL OBLIGATIONS		160,298
Health Care - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,374
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	44,806
TOTAL HEALTH CARE		65,180
Housing - 0.4%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	100,382
Resource Recovery - 0.4%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 7/2/2035 (b)(c)	100,000	100,000
TOTAL TENNESSEE		425,860
Texas - 13.8%
Education - 1.3%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	245,000	211,640
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043 (d)	100,000	111,251
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	22,633
TOTAL EDUCATION		345,524
Electric Utilities - 0.4%
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)(d)	100,000	100,849
General Obligations - 7.8%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,060
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	175,000	198,744
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	344,146
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	315,000	353,889
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	212,869
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	55,000	53,439
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	341,612
Travis Cnty Tex Healthcare Dist Gen. Oblig. Series 2025, 5% 3/1/2027	300,000	308,399
Travis Cnty Tex Healthcare Dist Gen. Oblig. Series 2025, 5% 3/1/2031	100,000	111,675
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,468
TOTAL GENERAL OBLIGATIONS		2,001,301
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	113,414
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	174,960
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	100,000	115,101
TOTAL HEALTH CARE		403,475
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	100,822
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	50,000	50,893
TOTAL HOUSING		151,715
Resource Recovery - 0.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	100,345
Water & Sewer - 1.8%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	100,000	112,388
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	110,976
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,348
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,273
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	117,967
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	100,000	114,453
TOTAL WATER & SEWER		471,405
TOTAL TEXAS		3,574,614
Virginia - 2.4%
Electric Utilities - 0.3%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	100,000	100,963
General Obligations - 1.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,773
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,513
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	14,873
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2037	135,000	132,821
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,531
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,849
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	100,445
TOTAL GENERAL OBLIGATIONS		352,805
Housing - 0.7%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	185,452
TOTAL VIRGINIA		639,220
Washington - 5.3%
Education - 0.8%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	220,389
Electric Utilities - 2.1%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	100,000	115,836
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	145,000	162,821
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	104,881
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	149,003
TOTAL ELECTRIC UTILITIES		532,541
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,059
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	67,677
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	16,207
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	115,000	130,617
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,136
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,740
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	26,008
TOTAL GENERAL OBLIGATIONS		323,444
Health Care - 0.8%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,710
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,584
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	125,251
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	47,518
TOTAL HEALTH CARE		209,063
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	100,000	110,621
TOTAL WASHINGTON		1,396,058
West Virginia - 0.5%
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	65,846
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	54,857
TOTAL WEST VIRGINIA		120,703
Wisconsin - 1.6%
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,137
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,237
TOTAL ESCROWED/PRE-REFUNDED		25,374
General Obligations - 0.7%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	177,539
Health Care - 0.8%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	172,527
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	47,857
TOTAL HEALTH CARE		220,384
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,050
TOTAL WISCONSIN		428,347
TOTAL MUNICIPAL SECURITIES (Cost $24,590,760)		25,214,417

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $1,553,908)	2.36	1,553,597	1,553,908

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $26,144,668)	26,768,325
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(664,737)
NET ASSETS - 100.0%	26,103,588

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51	6,644,469	5,090,612	20,506	-	-	1,553,908	1,553,597	0.0%
Total	51	6,644,469	5,090,612	20,506	-	-	1,553,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	3,084,853	-	3,084,853	-
Electric Utilities	1,827,995	-	1,827,995	-
Escrowed/Pre-Refunded	81,399	-	81,399	-
General Obligations	9,547,368	-	9,547,368	-
Health Care	2,507,258	-	2,507,258	-
Housing	2,897,960	-	2,897,960	-
Industrial Development	252,757	-	252,757	-
Resource Recovery	445,613	-	445,613	-
Special Tax	1,578,502	-	1,578,502	-
Transportation	1,324,635	-	1,324,635	-
Water & Sewer	1,666,077	-	1,666,077	-

Money Market Funds	1,553,908	1,553,908	-	-
Total Investments in Securities:	26,768,325	1,553,908	25,214,417	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,590,760)	$25,214,417
Fidelity Central Funds (cost $1,553,908)	1,553,908

Total Investment in Securities (cost $26,144,668)		$26,768,325
Cash		166,551
Receivable for investments sold		143
Receivable for fund shares sold		15,482
Interest receivable		258,237
Distributions receivable from Fidelity Central Funds		1,484
Prepaid expenses		11
Receivable from investment adviser for expense reductions		7,951
Other receivables		26
Total assets		27,218,210
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,001,698
Payable for fund shares redeemed	39,942
Distributions payable	7,350
Accrued management fee	9,380
Distribution and service plan fees payable	1,764
Other payables and accrued expenses	54,488
Total liabilities		1,114,622
Net Assets		$26,103,588
Net Assets consist of:
Paid in capital		$25,452,288
Total accumulated earnings (loss)		651,300
Net Assets		$26,103,588

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,045,179 ÷ 197,700 shares)(a)		$10.34
Maximum offering price per share (100/96.00 of $10.34)		$10.77
Class M :
Net Asset Value and redemption price per share ($1,181,179 ÷ 114,179 shares)(a)		$10.34
Maximum offering price per share (100/96.00 of $10.34)		$10.77
Class C :
Net Asset Value and offering price per share ($1,318,629 ÷ 131,154 shares)(a)		$10.05
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($17,726,773 ÷ 1,713,533 shares)		$10.35
Class I :
Net Asset Value, offering price and redemption price per share ($1,565,574 ÷ 151,333 shares)		$10.35
Class Z :
Net Asset Value, offering price and redemption price per share ($2,266,254 ÷ 219,063 shares)		$10.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$689,748
Income from Fidelity Central Funds		20,496
Total income		710,244
Expenses
Management fee	$88,312
Distribution and service plan fees	18,826
Custodian fees and expenses	3,733
Independent trustees' fees and expenses	44
Registration fees	87,563
Audit fees	64,529
Legal	29
Miscellaneous	248
Total expenses before reductions	263,284
Expense reductions	(172,241)
Total expenses after reductions		91,043
Net Investment income (loss)		619,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,337
Capital gain distributions from Fidelity Central Funds	10
Total net realized gain (loss)		42,347
Change in net unrealized appreciation (depreciation) on investment securities		480,272
Net gain (loss)		522,619
Net increase (decrease) in net assets resulting from operations		$1,141,820
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$619,201	$494,442
Net realized gain (loss)	42,347	16,474
Change in net unrealized appreciation (depreciation)	480,272	(171,384)
Net increase (decrease) in net assets resulting from operations	1,141,820	339,532
Distributions to shareholders	(605,129)	(479,727)

Share transactions - net increase (decrease)	8,790,975	2,502,459
Total increase (decrease) in net assets	9,327,666	2,362,264

Net Assets
Beginning of period	16,775,922	14,413,658
End of period	$26,103,588	$16,775,922

Financial Highlights
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.300	.297	.273	.181
Net realized and unrealized gain (loss)	.229	(.094)	.032	.137
Total from investment operations	.529	.203	.305	.318
Distributions from net investment income	(.287)	(.283)	(.265)	(.178)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.289)	(.283)	(.265)	(.178)
Net asset value, end of period	$10.34	$10.10	$10.18	$10.14
Total Return D,E,F	5.33%	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.56%	1.73%	1.93%	2.34% I,J
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62% I
Expenses net of all reductions, if any	.62%	.62%	.62%	.61% I
Net investment income (loss)	2.97%	2.94%	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,045	$1,575	$1,613	$1,563
Portfolio turnover rate K	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.300	.297	.273	.181
Net realized and unrealized gain (loss)	.229	(.094)	.032	.137
Total from investment operations	.529	.203	.305	.318
Distributions from net investment income	(.287)	(.283)	(.265)	(.178)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.289)	(.283)	(.265)	(.178)
Net asset value, end of period	$10.34	$10.10	$10.18	$10.14
Total Return D,E,F	5.33%	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.63%	1.75%	1.97%	2.36% I,J
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62% I
Expenses net of all reductions, if any	.62%	.62%	.62%	.61% I
Net investment income (loss)	2.97%	2.94%	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,181	$1,156	$1,180	$1,122
Portfolio turnover rate K	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$10.05	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.219	.217	.196	.120
Net realized and unrealized gain (loss)	.223	(.099)	.036	.137
Total from investment operations	.442	.118	.232	.257
Distributions from net investment income	(.280)	(.278)	(.262)	(.177)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.282)	(.278)	(.262)	(.177)
Net asset value, end of period	$10.05	$9.89	$10.05	$10.08
Total Return D,E,F	4.55%	1.20%	2.39%	2.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.34%	2.50%	2.73%	3.08% I,J
Expenses net of fee waivers, if any	1.37%	1.37%	1.37%	1.37% I
Expenses net of all reductions, if any	1.37%	1.37%	1.37%	1.36% I
Net investment income (loss)	2.22%	2.19%	1.99%	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,319	$1,063	$1,090	$1,065
Portfolio turnover rate K	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Intermediate Municipal Income Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.326	.322	.298	.200
Net realized and unrealized gain (loss)	.238	(.094)	.032	.138
Total from investment operations	.564	.228	.330	.338
Distributions from net investment income	(.312)	(.308)	(.290)	(.198)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.314)	(.308)	(.290)	(.198)
Net asset value, end of period	$10.35	$10.10	$10.18	$10.14
Total Return D,E	5.70%	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.21%	1.35%	1.62%	2.03% H,I
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37% H
Expenses net of all reductions, if any	.37%	.37%	.37%	.36% H
Net investment income (loss)	3.22%	3.19%	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,727	$10,593	$8,337	$7,307
Portfolio turnover rate J	16%	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.326	.322	.298	.201
Net realized and unrealized gain (loss)	.238	(.094)	.032	.137
Total from investment operations	.564	.228	.330	.338
Distributions from net investment income	(.312)	(.308)	(.290)	(.198)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.314)	(.308)	(.290)	(.198)
Net asset value, end of period	$10.35	$10.10	$10.18	$10.14
Total Return D,E	5.70%	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.32%	1.50%	1.74%	2.12% H,I
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37% I
Expenses net of all reductions, if any	.37%	.37%	.37%	.36% I
Net investment income (loss)	3.22%	3.19%	2.99%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,566	$1,094	$1,070	$1,035
Portfolio turnover rate J	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.330	.329	.304	.205
Net realized and unrealized gain (loss)	.240	(.095)	.032	.137
Total from investment operations	.570	.234	.336	.342
Distributions from net investment income	(.318)	(.314)	(.296)	(.202)
Distributions from net realized gain	(.002)	-	-	-
Total distributions	(.320)	(.314)	(.296)	(.202)
Net asset value, end of period	$10.35	$10.10	$10.18	$10.14
Total Return D,E	5.76%	2.34%	3.42%	3.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.09%	1.35%	1.61%	2.04% H,I
Expenses net of fee waivers, if any	.31%	.31%	.31%	.31% H
Expenses net of all reductions, if any	.31%	.31%	.31%	.30% H
Net investment income (loss)	3.27%	3.25%	3.05%	2.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,266	$1,295	$1,124	$1,035
Portfolio turnover rate J	16%	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.  The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$691,334
Gross unrealized depreciation	(16,810)
Net unrealized appreciation (depreciation)	$674,524
Tax Cost	$26,093,801

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$674,524

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	600,493	479,727
Ordinary Income	$4,636	$-
Total	$605,129	$ 479,727

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	11,033,917	3,115,038
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,262	3,882
Class M	- %	.25%	2,888	2,757
Class C	.75%	.25%	11,676	11,676
			18,826	18,315

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Intermediate Municipal Income Fund	100,452	286,846	566
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable Intermediate Municipal Income Fund	24
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	15,979
Class M	.62%	11,660
Class C	1.37%	11,315
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	106,998
Class I	.37%	11,942
Class Z	.31%	14,333
		172,227

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$48,635	$43,940
Class M	32,947	32,434
Class C	33,314	30,479
Fidelity Sustainable Intermediate Municipal Income Fund	393,194	303,697
Class I	38,806	32,877
Class Z	58,233	36,300
Total	$605,129	$479,727
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	39,111	-	$401,268	$ -
Reinvestment of distributions	4,794	4,349	48,635	43,940
Shares redeemed	(2,144)	(6,833)	(21,745)	(68,876)
Net increase (decrease)	41,761	(2,484)	$428,158	$(24,936)
Class M
Reinvestment of distributions	3,252	3,210	32,947	32,434
Shares redeemed	(3,561)	(4,553)	(35,999)	(46,000)
Net increase (decrease)	(309)	(1,343)	$(3,052)	$(13,566)
Class C
Shares sold	20,269	-	$199,078	$4
Reinvestment of distributions	3,368	3,061	33,314	30,391
Shares redeemed	-	(4,020)	-	(39,780)
Net increase (decrease)	23,637	(959)	$232,392	$(9,385)
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	919,426	341,786	$9,384,011	$3,469,134
Reinvestment of distributions	32,348	25,256	328,363	255,268
Shares redeemed	(287,121)	(136,890)	(2,926,633)	(1,386,394)
Net increase (decrease)	664,653	230,152	$6,785,741	$2,338,008
Class I
Shares sold	41,040	2,010	$416,956	$20,000
Reinvestment of distributions	3,825	3,246	38,806	32,802
Shares redeemed	(1,802)	(2,010)	(18,604)	(20,241)
Net increase (decrease)	43,063	3,246	$437,158	$32,561
Class Z
Shares sold	99,417	16,910	$997,773	$170,881
Reinvestment of distributions	5,208	3,342	52,912	33,776
Shares redeemed	(13,734)	(2,468)	(140,107)	(24,880)
Net increase (decrease)	90,891	17,784	$910,578	$179,777
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	39%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Sustainable Intermediate Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Sustainable Intermediate Municipal Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends were free from federal income tax, and 12.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Intermediate Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9909543.103
SNT-ANN-0426
Fidelity® SAI Sustainable Municipal Income Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Municipal Income Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
Alabama - 8.2%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	100,718
Electric Utilities - 2.3%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 3.45% 12/1/2037 VRDN (b)	400,000	400,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.45% 6/1/2034 VRDN (b)	500,000	500,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.35% 4/1/2031 VRDN (b)(d)	500,000	500,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.3% 8/1/2063 VRDN (b)(d)	400,000	400,000
TOTAL ELECTRIC UTILITIES		1,800,000
General Obligations - 5.8%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	350,000	375,295
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,722
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	200,000	212,112
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (c)	900,000	970,671
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	350,000	372,477
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	500,000	504,146
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	106,922
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	116,553
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	323,730
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	200,000	219,643
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	250,000	275,528
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	780,000	846,851
TOTAL GENERAL OBLIGATIONS		4,429,650
TOTAL ALABAMA		6,330,368
Arizona - 1.7%
General Obligations - 0.6%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	23,696
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	186,730
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	301,785
TOTAL GENERAL OBLIGATIONS		512,211
Health Care - 0.1%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	111,605
Housing - 0.5%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	350,000	350,011
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	120,000	121,493
Water & Sewer - 0.3%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	204,755
TOTAL ARIZONA		1,300,075
California - 3.1%
Education - 0.7%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,487
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,868
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,172
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	340,000	301,971
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	100,000	85,316
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	99,988
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,661
TOTAL EDUCATION		538,463
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,427
General Obligations - 1.5%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	15,000	15,000
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	115,000	83,237
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Inc Insured) (e)	125,000	110,918
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	282,913
Poway CA Unified Sch Dist 0% 8/1/2031 (e)	110,000	95,264
Poway CA Unified Sch Dist 0% 8/1/2039 (e)	100,000	62,536
San Diego CA Uni Sch Dist 0% 7/1/2044 (e)	100,000	47,029
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (e)	10,000	4,386
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	19,742
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	19,756
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	154,867
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	292,022
TOTAL GENERAL OBLIGATIONS		1,187,670
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	92,428	92,291
Resource Recovery - 0.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	120,000	124,515
Transportation - 0.5%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (d)	315,000	352,712
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,208
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	57,360
TOTAL WATER & SEWER		67,568
TOTAL CALIFORNIA		2,389,646
Colorado - 2.0%
General Obligations - 1.9%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,248
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2024A, 5% 11/1/2049	1,385,000	1,456,552
TOTAL GENERAL OBLIGATIONS		1,466,800
Health Care - 0.1%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	71,705
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	11,185
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,901
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,489
TOTAL HEALTH CARE		109,280
TOTAL COLORADO		1,576,080
Connecticut - 2.3%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	43,184
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	124,412
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	30,299
TOTAL EDUCATION		197,895
General Obligations - 1.3%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	93,600
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	44,261
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	35,956
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,622
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,881
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	32,311
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	152,774
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	400,000	462,725
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	14,756
TOTAL GENERAL OBLIGATIONS		926,886
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,654
Special Tax - 0.8%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	136,153
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,936
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,282
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	322,824
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	152,306
TOTAL SPECIAL TAX		644,501
TOTAL CONNECTICUT		1,795,936
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,220
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	61,148
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	307,046
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		368,194
Florida - 3.0%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	36,107
General Obligations - 0.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,864
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Inc Insured)	45,000	43,811
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	423,787
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	41,332
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	141,990
TOTAL GENERAL OBLIGATIONS		683,784
Health Care - 1.0%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	67,238
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	200,000	221,353
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	205,910
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	114,571
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,236
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	161,416
TOTAL HEALTH CARE		785,724
Housing - 0.8%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	300,969
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	300,000	338,085
TOTAL HOUSING		639,054
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	30,002
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	14,999
TOTAL SPECIAL TAX		45,001
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,124
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	69,013
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	57,406
TOTAL WATER & SEWER		152,543
TOTAL FLORIDA		2,342,213
Georgia - 6.8%
Education - 0.6%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,507
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	105,752
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	415,000	339,182
TOTAL EDUCATION		460,441
Electric Utilities - 3.3%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.3% 11/1/2062 VRDN (b)(d)	500,000	500,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.5% 11/1/2062 VRDN (b)(d)	450,000	450,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.1% 11/1/2052 VRDN (b)	1,300,000	1,300,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	300,000	300,888
TOTAL ELECTRIC UTILITIES		2,550,888
General Obligations - 1.3%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,584
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	200,000	215,967
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	650,000	700,072
TOTAL GENERAL OBLIGATIONS		1,017,623
Health Care - 0.8%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	755,000	602,031
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	57,168
TOTAL HEALTH CARE		659,199
Transportation - 0.8%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (d)	550,000	600,791
TOTAL GEORGIA		5,288,942
Hawaii - 0.7%
General Obligations - 0.7%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	190,000	199,506
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	355,123
TOTAL HAWAII		554,629
Illinois - 6.6%
Education - 1.0%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	95,000	103,669
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	179,479
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	16,125
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	300,000	315,821
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	158,733
TOTAL EDUCATION		773,827
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	65,000	66,091
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,135
TOTAL ESCROWED/PRE-REFUNDED		71,226
General Obligations - 0.7%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	129,924
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	50,990
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	201,308
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	162,621
TOTAL GENERAL OBLIGATIONS		544,843
Health Care - 1.6%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	83,991
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	54,573
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	47,391
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	80,000	80,721
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,948
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	25,000	25,469
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	437,735
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	70,960
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	400,000	429,228
TOTAL HEALTH CARE		1,235,016
Special Tax - 1.1%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	334,934
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	151,421
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	193,614
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	200,000	157,306
TOTAL SPECIAL TAX		837,275
Water & Sewer - 2.1%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	500,000	518,180
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2034	500,000	579,414
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2031	500,000	566,270
TOTAL WATER & SEWER		1,663,864
TOTAL ILLINOIS		5,126,051
Indiana - 0.7%
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,686
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,438
TOTAL HOUSING		42,124
Water & Sewer - 0.7%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	500,000	536,057
TOTAL INDIANA		578,181
Iowa - 0.2%
Education - 0.2%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (d)	155,000	168,894
Kansas - 0.8%
Health Care - 0.8%
University Kansas Hosp Auth Hlth Fac Rev Series 2019 B, 3% 3/1/2041	640,000	583,121
Kentucky - 0.5%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,393
General Obligations - 0.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,780
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	21,240
TOTAL GENERAL OBLIGATIONS		53,020
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	50,583
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	20,000	18,351
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,108
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	61,044
TOTAL HEALTH CARE		150,086
Industrial Development - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.65% 7/1/2060 VRDN (b)(d)	200,000	200,000
TOTAL KENTUCKY		423,499
Louisiana - 0.5%
Health Care - 0.5%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	415,000	295,721
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	55,787
TOTAL LOUISIANA		351,508
Maine - 0.4%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	30,892
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,299
TOTAL EDUCATION		41,191
Health Care - 0.3%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	265,005
TOTAL MAINE		306,196
Maryland - 1.8%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	60,216
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	14,880
TOTAL EDUCATION		75,096
General Obligations - 1.7%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	15,990
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,646
State of Maryland Gen. Oblig. Series 2024 FIRST A, 5% 6/1/2037	1,065,000	1,233,732
TOTAL GENERAL OBLIGATIONS		1,265,368
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,283
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	11,079
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,960
TOTAL SPECIAL TAX		30,322
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,531
TOTAL MARYLAND		1,396,317
Massachusetts - 4.9%
Education - 0.1%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	34,785
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	56,325
TOTAL EDUCATION		91,110
General Obligations - 2.4%
Arlington MA Series 2021, 2% 9/15/2031	65,000	62,115
Arlington MA Series 2021, 2% 9/15/2035	100,000	89,381
Arlington MA Series 2021, 2% 9/15/2036	165,000	143,756
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,904
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,723
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2037	125,000	121,612
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	23,867
Massachusetts St Gen. Oblig. 5% 4/1/2047	400,000	423,905
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,973
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	355,551
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,000	5,157
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	165,143
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	142,166
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	113,850
Pentucket MA Regl Sch Dist 3% 9/1/2043	200,000	170,477
TOTAL GENERAL OBLIGATIONS		1,872,580
Health Care - 0.5%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,735
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	65,470
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	241,645
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,687
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	63,751
TOTAL HEALTH CARE		408,288
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	50,207
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,510
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	104,260
TOTAL SPECIAL TAX		159,977
Water & Sewer - 1.7%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	245,000	216,476
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2045 (c)	1,000,000	1,091,651
TOTAL WATER & SEWER		1,308,127
TOTAL MASSACHUSETTS		3,840,082
Michigan - 2.0%
Education - 0.6%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	44,344
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	100,000	107,407
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	16,097
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	294,150
TOTAL EDUCATION		461,998
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,370
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	28,890
TOTAL HEALTH CARE		49,260
Water & Sewer - 1.3%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,490
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,648
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	444,226
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	500,000	538,193
TOTAL WATER & SEWER		1,029,557
TOTAL MICHIGAN		1,540,815
Minnesota - 1.7%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	255,904
General Obligations - 0.7%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Inc Insured)	60,000	59,676
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,476
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,924
South Washington Cnty MN Ind Sch Dist No 833 Series 2022A, 5% 2/1/2032 (Minnesota St Guaranteed)	400,000	440,329
TOTAL GENERAL OBLIGATIONS		526,405
Health Care - 0.6%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	48,511
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	205,899
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	59,662
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	102,872
TOTAL HEALTH CARE		416,944
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,399	82,250
TOTAL MINNESOTA		1,281,503
Mississippi - 0.3%
Industrial Development - 0.3%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.35% 12/1/2027 VRDN (b)(d)	200,000	200,000
Missouri - 1.8%
General Obligations - 1.0%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	544,696
St Louis County Library District 3% 4/1/2046	255,000	197,141
TOTAL GENERAL OBLIGATIONS		741,837
Housing - 0.4%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	300,000	307,465
Industrial Development - 0.4%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (d)	300,000	319,773
TOTAL MISSOURI		1,369,075
Montana - 1.6%
Housing - 1.6%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046 (c)	1,200,000	1,205,158
Nebraska - 0.5%
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	200,000	214,845
Health Care - 0.2%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	137,425
TOTAL NEBRASKA		352,270
Nevada - 0.0%
Special Tax - 0.0%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	100,148
New Hampshire - 0.7%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (d)	50,000	54,988
General Obligations - 0.6%
Nashua NH Gen. Oblig. 2.25% 8/1/2045	680,000	465,791
TOTAL NEW HAMPSHIRE		520,779
New Jersey - 1.7%
Education - 0.8%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	360,045
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	283,301
TOTAL EDUCATION		643,346
General Obligations - 0.9%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	106,147
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	14,621
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	42,427
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	106,317
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	105,681
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,836
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	50,759
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	146,579
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	23,643
TOTAL GENERAL OBLIGATIONS		703,010
TOTAL NEW JERSEY		1,346,356
New Mexico - 0.3%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	200,000	213,291
New York - 9.5%
Education - 0.3%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	61,976
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	43,982
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,520
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	118,640
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,541
TOTAL EDUCATION		243,659
Electric Utilities - 0.7%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,941
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	184,192
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	77,178
Utility Debt Securitization Authority Series 2025 TE 1, 5% 12/15/2045	250,000	272,506
TOTAL ELECTRIC UTILITIES		544,817
General Obligations - 2.4%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	298,035
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	192,558
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	573,008
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	523,758
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	64,386
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	81,029
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	103,616
TOTAL GENERAL OBLIGATIONS		1,836,390
Housing - 0.4%
New York NY City Hsg Dev Corp Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 C, 2.15% 8/1/2035	340,000	298,881
Special Tax - 3.2%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	600,000	641,788
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	73,647
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,407
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	311,652
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	279,672
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	1,000,000	1,071,366
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,779
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	90,920
TOTAL SPECIAL TAX		2,515,231
Transportation - 0.6%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,951
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,715
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	142,069
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,886
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	22,730
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	215,000	154,586
TOTAL TRANSPORTATION		465,937
Water & Sewer - 1.9%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056 (c)	1,000,000	1,080,770
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	366,928
TOTAL WATER & SEWER		1,447,698
TOTAL NEW YORK		7,352,613
North Carolina - 2.6%
Education - 0.1%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	110,515
Health Care - 1.9%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,712
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,760,000	1,410,553
TOTAL HEALTH CARE		1,437,265
Housing - 0.6%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	400,000	460,444
TOTAL NORTH CAROLINA		2,008,224
Ohio - 3.0%
Education - 0.0%
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	25,000	26,303
Electric Utilities - 0.3%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(d)	195,000	198,117
General Obligations - 1.6%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	125,000	121,873
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,999
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	14,251
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	322,274
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	195,779
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	223,045
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,658
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	400,000	320,659
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	19,455
TOTAL GENERAL OBLIGATIONS		1,247,993
Health Care - 0.5%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	206,312
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,579
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	23,296
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	113,383
TOTAL HEALTH CARE		390,570
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,334
Water & Sewer - 0.6%
Northeast OH Regl Swr Wstwtr Rev Series 2017, 3.25% 11/15/2040	350,000	323,155
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	20,060
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	24,922
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	73,387
TOTAL WATER & SEWER		441,524
TOTAL OHIO		2,320,841
Oklahoma - 0.7%
Education - 0.6%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,572
University of Oklahoma/The Series 2024A, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	410,000	428,275
TOTAL EDUCATION		444,847
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	99,290
TOTAL OKLAHOMA		544,137
Oregon - 1.1%
Health Care - 0.5%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,940
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	151,890
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	251,180
TOTAL HEALTH CARE		419,010
Special Tax - 0.6%
Oregon St Dept Admin Lottery 5.25% 4/1/2043	400,000	450,862
TOTAL OREGON		869,872
Pennsylvania - 1.3%
General Obligations - 0.7%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	19,152
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	38,945
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	109,628
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	70,003
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	71,059
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	201,459
TOTAL GENERAL OBLIGATIONS		510,246
Health Care - 0.6%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	191,906
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,632
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	30,526
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,766
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	192,975
TOTAL HEALTH CARE		471,805
TOTAL PENNSYLVANIA		982,051
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (d)	20,000	21,084
South Carolina - 1.4%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	323,622
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	380,000	382,030
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	110,705
TOTAL ELECTRIC UTILITIES		492,735
General Obligations - 0.4%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030 (Build America Mutual Assurance Co Insured)	45,000	44,757
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	205,000	221,380
TOTAL GENERAL OBLIGATIONS		266,137
TOTAL SOUTH CAROLINA		1,082,494
South Dakota - 0.5%
Housing - 0.5%
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	310,000	356,501
Tennessee - 2.8%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,393
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2049	235,000	247,255
TOTAL EDUCATION		256,648
General Obligations - 0.4%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	300,000	323,128
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	105,000	92,912
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,467
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	94,590
TOTAL HEALTH CARE		212,969
Housing - 0.7%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	250,955
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	300,000	340,512
TOTAL HOUSING		591,467
Water & Sewer - 1.1%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	900,000	798,325
TOTAL TENNESSEE		2,182,537
Texas - 11.7%
Education - 3.9%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	172,767
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043 (c)	1,000,000	1,112,515
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,959
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	700,000	725,395
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	630,000	652,118
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	150,833
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	69,166
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	31,686
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	66,514
TOTAL EDUCATION		2,998,953
Electric Utilities - 2.0%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	38,541
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	542,233
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)(c)	1,000,000	1,008,486
TOTAL ELECTRIC UTILITIES		1,589,260
General Obligations - 3.7%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,048
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	171,604
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	225,390
County of Collin TX Gen. Oblig. 5% 2/15/2030	155,000	166,971
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	148,228
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	176,200
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2036	310,000	294,885
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2037	105,000	118,643
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	49,850
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2031	650,000	735,280
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	165,000	160,316
Leander Independent School District Series 2019C, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	180,000	190,662
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	148,991
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	27,708
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,468
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	165,000	177,179
TOTAL GENERAL OBLIGATIONS		2,863,423
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	133,346
Housing - 0.8%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	252,055
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	350,000	356,259
TOTAL HOUSING		608,314
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	19,502
Water & Sewer - 1.1%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	45,598
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	27,911
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	28,218
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	225,572
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,347
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,820
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	314,746
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	46,562
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	167,376
TOTAL WATER & SEWER		882,150
TOTAL TEXAS		9,094,948
Utah - 0.0%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	30,543
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	4,835	3,957
Special Tax - 0.0%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	48,848
TOTAL UTAH		83,348
Virginia - 1.7%
General Obligations - 0.8%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,513
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	315,000	312,331
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	18,973
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	20,708
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,849
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	225,999
TOTAL GENERAL OBLIGATIONS		651,373
Health Care - 0.9%
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	650,000	654,926
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,176
TOTAL HEALTH CARE		660,102
TOTAL VIRGINIA		1,311,475
Washington - 3.6%
Electric Utilities - 1.1%
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	400,000	441,427
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	110,401
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	248,338
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	57,085
TOTAL ELECTRIC UTILITIES		857,251
General Obligations - 1.1%
State of Washington Gen. Oblig. 5% 2/1/2042	105,000	114,398
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	130,000
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,059
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	62,471
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,805
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	205,157
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	42,850
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	136,606
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	35,376
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	90,893
TOTAL GENERAL OBLIGATIONS		880,615
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,584
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	130,261
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	42,238
TOTAL HEALTH CARE		198,083
Housing - 0.5%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	124,742
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	250,000	264,993
TOTAL HOUSING		389,735
Water & Sewer - 0.6%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	400,000	466,439
TOTAL WASHINGTON		2,792,123
West Virginia - 0.4%
Health Care - 0.4%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	94,065
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	115,000	105,143
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	129,032
TOTAL WEST VIRGINIA		328,240
Wisconsin - 2.5%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,103
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,236
TOTAL ESCROWED/PRE-REFUNDED		20,339
General Obligations - 0.6%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	20,001
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	55,677
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	236,719
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	200,678
TOTAL GENERAL OBLIGATIONS		513,075
Health Care - 1.9%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	302,782
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	564,646
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	100,000	98,946
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	272,930
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,642
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	55,423
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	96,357
TOTAL HEALTH CARE		1,443,726
TOTAL WISCONSIN		1,977,140
TOTAL MUNICIPAL SECURITIES (Cost $74,433,698)		76,167,175

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $6,982,944)	2.36	6,981,547	6,982,944

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $81,416,642)	83,150,119
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(5,526,390)
NET ASSETS - 100.0%	77,623,729

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,848	22,217,158	15,241,062	13,931	-	-	6,982,944	6,981,547	0.2%
Total	6,848	22,217,158	15,241,062	13,931	-	-	6,982,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	8,356,222	-	8,356,222	-
Electric Utilities	8,033,068	-	8,033,068	-
Escrowed/Pre-Refunded	117,992	-	117,992	-
General Obligations	26,472,623	-	26,472,623	-
Health Care	10,988,120	-	10,988,120	-
Housing	5,569,930	-	5,569,930	-
Industrial Development	841,266	-	841,266	-
Resource Recovery	124,515	-	124,515	-
Special Tax	5,200,359	-	5,200,359	-
Transportation	1,438,942	-	1,438,942	-
Water & Sewer	9,024,138	-	9,024,138	-

Money Market Funds	6,982,944	6,982,944	-	-
Total Investments in Securities:	83,150,119	6,982,944	76,167,175	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $74,433,698)	$76,167,175
Fidelity Central Funds (cost $6,982,944)	6,982,944

Total Investment in Securities (cost $81,416,642)		$83,150,119
Cash		100,100
Receivable for fund shares sold		301,959
Interest receivable		730,059
Distributions receivable from Fidelity Central Funds		4,133
Prepaid expenses		31
Receivable from investment adviser for expense reductions		5,488
Other receivables		43
Total assets		84,291,932
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,428,772
Payable for fund shares redeemed	6,610
Distributions payable	153,791
Accrued management fee	18,855
Other payables and accrued expenses	60,175
Total liabilities		6,668,203
Net Assets		$77,623,729
Net Assets consist of:
Paid in capital		$75,726,662
Total accumulated earnings (loss)		1,897,067
Net Assets		$77,623,729
Net Asset Value, offering price and redemption price per share ($77,623,729 ÷ 7,551,289 shares)		$10.28
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$1,964,783
Income from Fidelity Central Funds		13,929
Total income		1,978,712
Expenses
Management fee	$170,674
Custodian fees and expenses	4,358
Independent trustees' fees and expenses	112
Registration fees	32,350
Audit fees	65,442
Legal	67
Miscellaneous	185
Total expenses before reductions	273,188
Expense reductions	(87,678)
Total expenses after reductions		185,510
Net Investment income (loss)		1,793,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,057
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		12,059
Change in net unrealized appreciation (depreciation) on investment securities		1,490,157
Net gain (loss)		1,502,216
Net increase (decrease) in net assets resulting from operations		$3,295,418
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,793,202	$916,301
Net realized gain (loss)	12,059	(24,344)
Change in net unrealized appreciation (depreciation)	1,490,157	(395,284)
Net increase (decrease) in net assets resulting from operations	3,295,418	496,673
Distributions to shareholders	(1,692,881)	(859,596)

Share transactions
Proceeds from sales of shares	52,488,698	20,297,458
Reinvestment of distributions	309,714	316,554
Cost of shares redeemed	(12,038,011)	(5,205,387)

Net increase (decrease) in net assets resulting from share transactions	40,760,401	15,408,625
Total increase (decrease) in net assets	42,362,938	15,045,702

Net Assets
Beginning of period	35,260,791	20,215,089
End of period	$77,623,729	$35,260,791

Other Information
Shares
Sold	5,233,692	2,003,275
Issued in reinvestment of distributions	30,840	31,247
Redeemed	(1,208,901)	(514,639)
Net increase (decrease)	4,055,631	1,519,883

Financial Highlights
Fidelity® SAI Sustainable Municipal Income Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$10.23	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.348	.343	.323	.218
Net realized and unrealized gain (loss)	.172	(.161)	.092	.130
Total from investment operations	.520	.182	.415	.348
Distributions from net investment income	(.329)	(.322)	(.310)	(.218)
Distributions from net realized gain	(.001)	-	(.005)	-
Total distributions	(.330)	(.322)	(.315)	(.218)
Net asset value, end of period	$10.28	$10.09	$10.23	$10.13
Total Return D,E	5.28%	1.82%	4.25%	3.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.53%	.69%	.99%	1.18% H,I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36%	.36%	.36%	.35% I
Net investment income (loss)	3.48%	3.38%	3.26%	2.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$77,624	$35,261	$20,215	$11,466
Portfolio turnover rate J	10%	3%	2%	0% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,149,586
Gross unrealized depreciation	(240,428)
Net unrealized appreciation (depreciation)	$1,909,158
Tax Cost	$81,240,961

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(12,091)
Net unrealized appreciation (depreciation) on securities and other investments	$1,909,158

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(12,012)
Long-term	(79)
Total capital loss carryforward	$(12,091)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$1,686,817	$859,596
Ordinary Income	6,064	-
Total	$1,692,881	$859,596

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	42,215,021	4,630,626
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Municipal Income Fund	3,278,469	400,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Municipal Income Fund	61
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $87,561.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $117.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	13
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Sustainable Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Municipal Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 6.73% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar investment objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904935.103
MNI-ANN-0426
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 99.7%
	Principal Amount (a)	Value ($)
Alabama - 5.6%
Electric Utilities - 0.8%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.3% 8/1/2063 VRDN (b)(c)	100,000	100,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.35% 12/1/2030 VRDN (b)(c)	100,000	100,000
TOTAL ELECTRIC UTILITIES		200,000
General Obligations - 2.4%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	100,000	104,129
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	105,426
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,395
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	110,000	116,662
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	200,000	207,473
TOTAL GENERAL OBLIGATIONS		584,085
Health Care - 1.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.67% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 1.2%
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.58% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
TOTAL ALABAMA		1,384,085
Arizona - 1.3%
Health Care - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	156,611
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	51,027
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	100,000	100,000
TOTAL ARIZONA		307,638
California - 6.8%
General Obligations - 0.4%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	100,000	105,677
Resource Recovery - 4.4%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	150,000	150,021
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	100,000	100,035
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	100,000	100,153
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.45% tender 10/1/2045 (b)(c)	100,000	100,022
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	150,000	150,023
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	100,000	100,684
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	100,000	99,977
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.25% tender 11/1/2042 (b)(c)(e)	150,000	150,010
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(e)	100,000	100,001
TOTAL RESOURCE RECOVERY		1,050,926
Synthetics - 0.4%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.53% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	100,000	100,000
Transportation - 1.2%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	100,000	100,728
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	200,000	201,455
TOTAL TRANSPORTATION		302,183
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2027	100,000	103,780
TOTAL CALIFORNIA		1,662,566
Colorado - 0.6%
Health Care - 0.6%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	152,112
Connecticut - 0.6%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	150,002
Delaware - 4.0%
Electric Utilities - 4.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.51% 10/1/2028 VRDN (b)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.55% 10/1/2029 VRDN (b)(c)	880,000	880,000
TOTAL DELAWARE		980,000
Florida - 8.7%
Electric Utilities - 3.3%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.4% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.9%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	100,000	101,094
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2027	125,000	129,989
TOTAL GENERAL OBLIGATIONS		231,083
Health Care - 0.4%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	101,982
Housing - 2.7%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	150,485
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	100,000	100,341
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (b)	100,000	100,004
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,169
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	100,000	100,031
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	100,000	100,406
TOTAL HOUSING		651,436
Resource Recovery - 1.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	100,000	100,287
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	200,000	200,561
TOTAL RESOURCE RECOVERY		300,848
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	50,908
TOTAL FLORIDA		2,136,257
Georgia - 10.2%
Electric Utilities - 7.0%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.55% 1/1/2038 VRDN (b)	800,000	800,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.3% 11/1/2062 VRDN (b)(c)	600,000	600,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,066
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,849
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	100,000	100,296
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	90,000	90,089
TOTAL ELECTRIC UTILITIES		1,702,300
General Obligations - 1.9%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	101,889
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	150,000	152,376
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	104,840
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	102,173
TOTAL GENERAL OBLIGATIONS		461,278
Transportation - 1.3%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	300,000	316,728
TOTAL GEORGIA		2,480,306
Hawaii - 0.4%
Housing - 0.4%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	100,000	100,706
Illinois - 3.5%
General Obligations - 1.5%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	81,942
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,091
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	288,428
TOTAL GENERAL OBLIGATIONS		375,461
Health Care - 0.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	92,213
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	100,000	100,467
Resource Recovery - 1.2%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 2.45% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	300,000	300,000
TOTAL ILLINOIS		868,141
Indiana - 2.5%
Electric Utilities - 1.7%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.39% 12/1/2038 VRDN (b)(c)	400,000	400,000
Resource Recovery - 0.4%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.45% tender 5/1/2028 (b)(c)	100,000	100,022
Water & Sewer - 0.4%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2025A, 5% 10/1/2027	105,000	109,227
TOTAL INDIANA		609,249
Kansas - 0.4%
Housing - 0.4%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	100,000	101,083
Kentucky - 1.2%
Industrial Development - 1.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.65% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.65% 7/1/2060 VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		300,000
Louisiana - 3.0%
Industrial Development - 3.0%
St James Parish LA Rev (Nucor Corp Proj.) 2.49% 11/1/2040 VRDN (b)	395,000	395,000
St James Parish LA Rev (Nucor Corp Proj.) 2.5% 11/1/2040 VRDN (b)	330,000	330,000
TOTAL LOUISIANA		725,000
Michigan - 2.7%
Education - 0.6%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	137,767
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	100,229
General Obligations - 0.1%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,113
Health Care - 0.5%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	111,231
Housing - 0.4%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	100,000	99,692
Water & Sewer - 0.7%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	176,790
TOTAL MICHIGAN		655,822
Minnesota - 1.1%
General Obligations - 1.1%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	275,000	279,983
Mississippi - 2.4%
Industrial Development - 2.4%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.35% 12/1/2027 VRDN (b)(c)	600,000	600,000
Missouri - 0.8%
Housing - 0.8%
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	200,000	200,958
Nevada - 0.4%
Resource Recovery - 0.4%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(e)	100,000	100,088
New Hampshire - 0.4%
Housing - 0.4%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,486
New Jersey - 3.1%
Education - 0.9%
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	200,000	212,442
General Obligations - 1.0%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	101,007
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	80,000	78,302
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	60,000	58,727
TOTAL GENERAL OBLIGATIONS		238,036
Housing - 1.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.9% 11/1/2026	305,000	305,062
TOTAL NEW JERSEY		755,540
New York - 9.7%
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	100,000	100,620
General Obligations - 3.0%
City of New York NY Gen. Oblig. 5% 8/1/2028	200,000	213,194
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.2% 4/1/2042 VRDN (b)	500,000	500,000
TOTAL GENERAL OBLIGATIONS		713,194
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	51,555
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,040
TOTAL HOUSING		201,595
Special Tax - 0.2%
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	55,000	54,922
Synthetics - 5.3%
Liberty NY Dev Corp Rev Participating VRDN 2.63% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.53% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.53% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.53% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 2.4% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,000
TOTAL SYNTHETICS		1,280,000
TOTAL NEW YORK		2,350,331
North Carolina - 0.4%
Housing - 0.4%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	100,000	101,254
Ohio - 1.2%
Health Care - 0.8%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.82% 1/15/2045 VRDN (b)	100,000	100,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 2.55% 1/15/2051 VRDN (b)	100,000	100,000
TOTAL HEALTH CARE		200,000
Housing - 0.4%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	100,000	100,797
TOTAL OHIO		300,797
Oklahoma - 1.0%
Housing - 1.0%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	250,000	250,563
Pennsylvania - 4.1%
Health Care - 1.6%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.09% 9/1/2050 VRDN (b)	410,000	410,000
Resource Recovery - 2.5%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.35% tender 6/1/2044 (b)(c)	100,000	100,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	200,000	200,575
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	150,803
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	150,000	150,162
TOTAL RESOURCE RECOVERY		601,540
TOTAL PENNSYLVANIA		1,011,540
South Carolina - 2.4%
Electric Utilities - 2.4%
South Carolina St Svc Auth Rev (Santee Cooper Sys Sc Proj.) Series 2019 A, 2.53% 1/1/2036 VRDN (b)	590,000	590,000
Tennessee - 6.8%
Health Care - 5.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.45% 5/1/2039 VRDN (b)	1,325,000	1,325,000
Housing - 0.8%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	100,000	100,477
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	100,000	100,293
TOTAL HOUSING		200,770
Industrial Development - 0.2%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.55% 9/1/2037 VRDN (b)(c)	50,000	50,000
Resource Recovery - 0.4%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 7/2/2035 (b)(c)	100,000	100,000
TOTAL TENNESSEE		1,675,770
Texas - 7.1%
Electric Utilities - 0.8%
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)(g)	100,000	100,059
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)(g)	100,000	100,170
TOTAL ELECTRIC UTILITIES		200,229
General Obligations - 3.7%
Clear Creek Independent School District Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	125,000	128,449
Clear Creek Independent School District Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	175,000	184,656
Denton Independent School District Series 2020, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	165,000	171,490
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	207,445
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	207,333
TOTAL GENERAL OBLIGATIONS		899,373
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	15,000	15,058
Housing - 1.0%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	100,459
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	151,484
TOTAL HOUSING		251,943
Industrial Development - 0.7%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.55% 8/1/2038 VRDN (b)(c)	165,000	165,000
Synthetics - 0.8%
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 2.58% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
TOTAL TEXAS		1,731,603
Utah - 0.4%
Industrial Development - 0.4%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.85% 4/1/2028 VRDN (b)	100,000	99,999
Virginia - 0.6%
Electric Utilities - 0.6%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	152,322
Washington - 2.6%
Education - 0.8%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	206,152
General Obligations - 0.3%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	70,717
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	100,000	101,201
Housing - 1.1%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2027	200,000	205,573
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	50,619
TOTAL HOUSING		256,192
TOTAL WASHINGTON		634,262
West Virginia - 1.2%
Health Care - 0.8%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.9% 6/1/2033 VRDN (b)	200,000	200,000
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	100,000	101,002
TOTAL WEST VIRGINIA		301,002
Wisconsin - 2.5%
Health Care - 1.9%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 A, 5% 4/1/2027	195,000	200,680
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	255,000	265,877
TOTAL HEALTH CARE		466,557
Housing - 0.6%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	151,510
TOTAL WISCONSIN		618,067
TOTAL MUNICIPAL SECURITIES (Cost $24,397,754)		24,467,532

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $31,859)	2.36	31,853	31,859

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $24,429,613)	24,499,391
NET OTHER ASSETS (LIABILITIES) - 0.2%	44,058
NET ASSETS - 100.0%	24,543,449

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,099 or 1.4% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,014,680	7,469,769	8,452,590	16,082	-	-	31,859	31,853	0.0%
Total	1,014,680	7,469,769	8,452,590	16,082	-	-	31,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	706,363	-	706,363	-
Electric Utilities	5,225,700	-	5,225,700	-
General Obligations	3,989,000	-	3,989,000	-
Health Care	3,631,965	-	3,631,965	-
Housing	3,174,514	-	3,174,514	-
Industrial Development	2,092,028	-	2,092,028	-
Resource Recovery	2,653,424	-	2,653,424	-
Special Tax	54,922	-	54,922	-
Synthetics	1,880,000	-	1,880,000	-
Transportation	618,911	-	618,911	-
Water & Sewer	440,705	-	440,705	-

Money Market Funds	31,859	31,859	-	-
Total Investments in Securities:	24,499,391	31,859	24,467,532	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,397,754)	$24,467,532
Fidelity Central Funds (cost $31,859)	31,859

Total Investment in Securities (cost $24,429,613)		$24,499,391
Cash		69,419
Receivable for fund shares sold		87,014
Interest receivable		166,747
Distributions receivable from Fidelity Central Funds		387
Prepaid expenses		13
Receivable from investment adviser for expense reductions		5,682
Other receivables		10
Total assets		24,828,663
Liabilities
Payable for investments purchased on a delayed delivery basis	$200,000
Payable for fund shares redeemed	2,090
Distributions payable	28,079
Accrued management fee	4,118
Audit fee payable	49,688
Other payables and accrued expenses	1,239
Total liabilities		285,214
Net Assets		$24,543,449
Net Assets consist of:
Paid in capital		$24,460,761
Total accumulated earnings (loss)		82,688
Net Assets		$24,543,449
Net Asset Value, offering price and redemption price per share ($24,543,449 ÷ 2,445,491 shares)		$10.04
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$669,290
Income from Fidelity Central Funds		16,079
Total income		685,369
Expenses
Management fee	$43,826
Custodian fees and expenses	6,582
Independent trustees' fees and expenses	50
Registration fees	19,045
Audit fees	60,973
Legal	34
Miscellaneous	120
Total expenses before reductions	130,630
Expense reductions	(86,739)
Total expenses after reductions		43,891
Net Investment income (loss)		641,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,679
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		16,682
Change in net unrealized appreciation (depreciation) on investment securities		38,250
Net gain (loss)		54,932
Net increase (decrease) in net assets resulting from operations		$696,410
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$641,478	$538,861
Net realized gain (loss)	16,682	2,727
Change in net unrealized appreciation (depreciation)	38,250	28,264
Net increase (decrease) in net assets resulting from operations	696,410	569,852
Distributions to shareholders	(645,472)	(543,233)

Share transactions
Proceeds from sales of shares	11,491,621	8,271,203
Reinvestment of distributions	300,643	337,584
Cost of shares redeemed	(6,058,224)	(3,301,711)

Net increase (decrease) in net assets resulting from share transactions	5,734,040	5,307,076
Total increase (decrease) in net assets	5,784,978	5,333,695

Net Assets
Beginning of period	18,758,471	13,424,776
End of period	$24,543,449	$18,758,471

Other Information
Shares
Sold	1,147,206	826,832
Issued in reinvestment of distributions	30,009	33,752
Redeemed	(604,818)	(330,087)
Net increase (decrease)	572,397	530,497

Financial Highlights
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$10.00	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.293	.330	.323	.117
Net realized and unrealized gain (loss)	.032	.014	.009	(.011)
Total from investment operations	.325	.344	.332	.106
Distributions from net investment income	(.292)	(.331)	(.321)	(.116)
Distributions from net realized gain	(.003)	(.003)	(.001)	-
Total distributions	(.295)	(.334)	(.322)	(.116)
Net asset value, end of period	$10.04	$10.01	$10.00	$9.99
Total Return D,E	3.30%	3.49%	3.38%	1.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.72%	.99%	1.03% H,I
Expenses net of fee waivers, if any	.20%	.20%	.21%	.25% H
Expenses net of all reductions, if any	.20%	.20%	.21%	.24% H
Net investment income (loss)	2.92%	3.30%	3.24%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$24,543	$18,758	$13,425	$10,492
Portfolio turnover rate J	70%	75%	79%	42% H

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,327
Gross unrealized depreciation	(359)
Net unrealized appreciation (depreciation)	$69,968
Tax Cost	$24,429,423

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$1,412
Undistributed long-term capital gain	$11,309
Net unrealized appreciation (depreciation) on securities and other investments	$69,968

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$638,018	$537,840
Ordinary Income	2,485	1,798
Long-term Capital Gains	4,969	3,595
Total	$645,472	$543,233

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	11,264,231	7,598,422
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	315,452	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	28
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $86,710.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $29.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	42
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period June 16, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the three years in the period ended January 31, 2026 and for the period June 16, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $16,430, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 30.33% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9905582.103
SMB-ANN-0426
Fidelity® SAI Conservative Income Municipal Bond Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Conservative Income Municipal Bond Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 96.0%
	Principal Amount (a)	Value ($)
Alabama - 5.4%
Electric Utilities - 0.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	506,348
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	3,400,000	3,402,146
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.35% 12/1/2036 VRDN (b)(c)	1,200,000	1,200,000
TOTAL ELECTRIC UTILITIES		5,108,494
General Obligations - 1.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,081,202
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	525,000	555,319
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	448,050
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	8,040,000	8,476,271
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	801,282
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,510,000	1,601,442
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	433,297
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	144,323
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2026 (Pacific Life Insurance Co Guaranteed)	1,465,000	1,480,709
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2027 (Pacific Life Insurance Co Guaranteed)	1,065,000	1,099,160
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity And Life Company Guaranteed)	750,000	772,381
Southeast Energy Authority A Cooperative District 5% 7/1/2026 (Athene Annuity And Life Company Guaranteed)	550,000	553,934
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity And Life Company Guaranteed)	750,000	767,472
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	614,723
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	625,984
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	4,275,000	4,515,004
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	1,945,000	2,086,093
TOTAL GENERAL OBLIGATIONS		27,056,646
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.67% 11/1/2042 VRDN (c)	1,771,000	1,771,000
Industrial Development - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.55% 8/1/2036 VRDN (b)(c)	9,710,000	9,710,000
Synthetics - 2.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.58% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 2.53% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.58% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.58% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	12,900,000	12,900,000
TOTAL SYNTHETICS		39,105,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	314,957
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	301,439
TOTAL WATER & SEWER		616,396
TOTAL ALABAMA		83,367,536
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	890,000	902,105
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	695,000	723,104
TOTAL ALASKA		1,625,209
Arizona - 5.8%
Electric Utilities - 2.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	941,426
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.35% 5/1/2029 VRDN (c)	17,300,000	17,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.35% 5/1/2029 VRDN (c)	13,600,000	13,600,000
TOTAL ELECTRIC UTILITIES		31,841,426
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,414,644
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,803,321
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	4,270,000	4,291,358
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,510,414
TOTAL HEALTH CARE		12,019,737
Housing - 0.8%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	4,060,000	4,046,969
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,088,038
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	6,645,000	6,627,447
TOTAL HOUSING		11,762,454
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,450,011
Resource Recovery - 0.6%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	9,600,000	9,600,000
Synthetics - 0.9%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.51% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,094,031	1,094,031
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.51% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	3,700,000	3,700,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.56% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	9,350,000	9,350,000
TOTAL SYNTHETICS		14,144,031
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,453,482
TOTAL ARIZONA		89,271,141
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.55% 6/1/2028 VRDN (b)(c)	1,900,000	1,900,000
California - 8.5%
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	2,535,000	2,691,204
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,033
General Obligations - 0.2%
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,014,477
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,880,817
TOTAL GENERAL OBLIGATIONS		2,895,294
Resource Recovery - 3.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	300,000	300,043
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	8,500,000	8,502,935
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (c)(g)	4,000,000	4,019,029
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2046 (b)(c)	1,400,000	1,400,309
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	8,200,000	8,212,560
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.45% tender 10/1/2045 (b)(c)	6,400,000	6,401,414
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	6,250,000	6,250,964
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	7,200,000	7,249,221
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,020,000	2,019,544
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.25% tender 11/1/2042 (b)(c)(g)	850,000	850,054
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(g)	6,100,000	6,100,097
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	1,050,000	1,051,799
TOTAL RESOURCE RECOVERY		52,357,969
Synthetics - 2.9%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.58% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	16,315,000	16,315,000
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.53% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	4,300,000	4,300,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.56% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,010,000	1,010,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2025 XF3435, 2.56% 10/6/2026 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	3,165,000	3,165,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.46% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	850,000	850,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.46% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	260,000	260,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.56% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,070,000	5,070,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.56% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	14,100,000	14,100,000
TOTAL SYNTHETICS		45,070,000
Transportation - 1.7%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,319,531
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	430,000	433,128
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	8,590,000	8,852,885
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	5,700,000	6,005,108
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	3,485,000	3,671,544
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	297,146
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,005,650
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,173,014
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,251,471
TOTAL TRANSPORTATION		26,009,477
TOTAL CALIFORNIA		129,028,977
Colorado - 1.4%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.63% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	435,000	435,000
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,386,652
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,480,000	3,528,995
TOTAL HEALTH CARE		5,915,647
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,915,161
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,165,207
TOTAL HOUSING		4,080,368
Synthetics - 0.5%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.58% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	7,470,000	7,470,001
Transportation - 0.2%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,857,948
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,691,860
TOTAL TRANSPORTATION		3,549,808
TOTAL COLORADO		21,450,824
Connecticut - 1.3%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	6,410,000	6,410,070
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	1,800,000	1,814,986
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,138,814
TOTAL EDUCATION		9,363,870
General Obligations - 0.3%
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	468,189
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	258,183
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	243,780
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Inc Insured)	1,810,000	1,877,621
West Haven CT BAN 4.25% 3/26/2026	1,900,000	1,904,109
TOTAL GENERAL OBLIGATIONS		4,751,882
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,763,929
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,691,824
TOTAL HEALTH CARE		5,455,753
TOTAL CONNECTICUT		19,571,505
District Of Columbia - 0.1%
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	900,000	901,385
District Of Columbia,Virginia - 0.9%
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	620,229
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,038,126
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	726,990
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	2,305,000	2,446,543
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,799,681
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,188,839
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2026 (b)	675,000	686,319
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (b)	550,000	570,969
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2028 (b)	1,250,000	1,326,759
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,404,455
Florida - 7.8%
General Obligations - 0.1%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,785,000	1,804,534
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	380,000	385,008
TOTAL GENERAL OBLIGATIONS		2,189,542
Health Care - 0.9%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	445,452
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,037,091
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.89% 4/1/2049 VRDN (c)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,065,716
TOTAL HEALTH CARE		13,513,259
Housing - 0.7%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,919,400
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (c)	2,500,000	2,506,422
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	565,000	565,000
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,392,344
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,900,583
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (c)	844,000	847,424
TOTAL HOUSING		10,131,173
Resource Recovery - 1.0%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,410,000	1,414,049
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	834,847
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	4,750,000	4,763,319
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,700,000	7,708,370
TOTAL RESOURCE RECOVERY		14,720,585
Special Tax - 1.6%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.02% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,960,000	22,960,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,012,822
TOTAL SPECIAL TAX		23,972,822
Synthetics - 3.1%
Florida Dev Fin Corp Rev Participating VRDN 3.5% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,500,000	4,500,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.48% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	18,995,000	18,995,000
Greater Orlando Aviation Auth Participating VRDN 3.38% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	10,445,000	10,445,000
Lee Cnty FL Airport Participating VRDN Series 2025 XM1239, 3.45% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,760,000	7,760,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.51% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	585,000	585,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 2.53% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,050,000	1,050,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 2.58% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,800,000	4,800,000
TOTAL SYNTHETICS		48,135,000
Transportation - 0.4%
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (b)	730,000	753,693
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,114,378
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	371,214
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,243,425
TOTAL TRANSPORTATION		5,482,710
TOTAL FLORIDA		118,145,091
Georgia - 2.5%
Electric Utilities - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.3% 11/1/2052 VRDN (b)(c)	2,300,000	2,300,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	614,041
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.1% 11/1/2052 VRDN (c)	6,960,000	6,960,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,201,811
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,088,212
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	135,000	136,540
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,142,772
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	990,000	990,979
TOTAL ELECTRIC UTILITIES		15,434,355
General Obligations - 0.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	3,825,000	3,897,293
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	2,165,000	2,199,290
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	254,363
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	256,733
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	1,760,000	1,845,179
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	247,990
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	111,809
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	250,414
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	408,692
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	202,441
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	366,221
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	408,692
TOTAL GENERAL OBLIGATIONS		10,449,117
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (c)	2,375,000	2,392,347
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (c)	2,250,000	2,264,123
TOTAL HOUSING		4,656,470
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.56% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,064,857	1,064,857
Transportation - 0.5%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	4,495,000	4,638,511
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (b)	2,545,000	2,736,607
TOTAL TRANSPORTATION		7,375,118
TOTAL GEORGIA		38,979,917
Hawaii - 0.6%
Housing - 0.6%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,866,125
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,014,118
TOTAL HAWAII		8,880,243
Illinois - 3.3%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	368,214
General Obligations - 1.0%
Illinois St Gen. Oblig. 5% 2/1/2027	6,400,000	6,555,334
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,409,752
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	539,649
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	562,448
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	302,734
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,468,782
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	920,504
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	652,707
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	471,825
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	150,000	153,260
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Inc Insured)	225,000	234,974
TOTAL GENERAL OBLIGATIONS		14,271,969
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	150,890
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	512,000	512,000
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	554,000	554,000
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (c)	4,650,000	4,671,708
TOTAL HOUSING		5,737,708
Special Tax - 0.0%
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (f)	410,000	406,017
Synthetics - 1.0%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.43% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,800,000	5,800,001
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.5% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,175,000	1,175,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.42% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,800,000	1,800,000
Illinois Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.58% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	7,000,000	7,000,000
TOTAL SYNTHETICS		15,775,001
Transportation - 0.6%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	372,034
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,020,728
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,042,995
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,742,961
TOTAL TRANSPORTATION		9,178,718
Water & Sewer - 0.3%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,425,000	2,486,208
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,110,000	1,166,715
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2028	1,000,000	1,064,076
TOTAL WATER & SEWER		4,716,999
TOTAL ILLINOIS		50,605,516
Indiana - 1.0%
Electric Utilities - 0.4%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (c)	5,470,000	5,575,022
Resource Recovery - 0.6%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.45% tender 5/1/2028 (b)(c)	5,200,000	5,201,149
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.45% tender 5/1/2028 (b)(c)	4,300,000	4,300,984
TOTAL RESOURCE RECOVERY		9,502,133
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	780,857
TOTAL INDIANA		15,858,012
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (b)	220,000	223,288
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	280,000	279,931
TOTAL IOWA		503,219
Kansas - 0.2%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	408,624
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	3,200,000	3,234,644
TOTAL KANSAS		3,643,268
Kentucky - 2.4%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,785,889
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	642,287
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,052,877
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	145,000	145,645
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,404,210
TOTAL GENERAL OBLIGATIONS		4,245,019
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.65% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.65% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
TOTAL INDUSTRIAL DEVELOPMENT		20,260,000
Synthetics - 0.5%
Bowling Green KY Indl Bldg Rev Participating VRDN Series 2026 MS0090, 2.46% 12/1/2027 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	7,305,000	7,305,000
TOTAL KENTUCKY		36,595,908
Louisiana - 3.3%
Industrial Development - 2.5%
St James Parish LA Rev (Nucor Corp Proj.) 2.49% 11/1/2040 VRDN (c)	35,825,000	35,825,001
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	2,940,000	2,954,265
TOTAL INDUSTRIAL DEVELOPMENT		38,779,266
Synthetics - 0.4%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.56% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	5,800,000	5,800,000
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,306,845
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,437,943
TOTAL TRANSPORTATION		6,744,788
TOTAL LOUISIANA		51,324,054
Maryland - 0.6%
Synthetics - 0.6%
Baltimore County Gen. Oblig. Participating VRDN 2.63% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.63% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,515,000	2,515,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.51% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.63% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,935,000	2,935,000
TOTAL MARYLAND		9,225,000
Massachusetts - 0.8%
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (f)	3,385,000	3,362,795
General Obligations - 0.6%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	1,800,000	1,828,071
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	4,900,000	4,954,427
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,512,827
TOTAL GENERAL OBLIGATIONS		9,295,325
TOTAL MASSACHUSETTS		12,658,120
Michigan - 2.1%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,176,841
General Obligations - 1.0%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,185,661
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,270,902
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	705,153
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Inc Insured)	1,000,000	1,006,120
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	855,351
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,019,864
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,548,617
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,834,869
TOTAL GENERAL OBLIGATIONS		13,426,537
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,734,005
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	2,110,000	2,103,511
Synthetics - 0.0%
Grand Traverse Cnty MI Economic Dev Corp Rev Participating VRDN Series 2023 XF3120, 2.56% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	560,000	560,000
Transportation - 0.6%
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	3,080,000	3,139,261
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2027 (b)	6,340,000	6,606,641
TOTAL TRANSPORTATION		9,745,902
TOTAL MICHIGAN		32,746,796
Minnesota - 0.4%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	214,541
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,045,055
TOTAL ELECTRIC UTILITIES		1,259,596
General Obligations - 0.1%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	991,529
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	627,902
TOTAL GENERAL OBLIGATIONS		1,619,431
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	203,582
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	269,941
TOTAL HEALTH CARE		473,523
Synthetics - 0.2%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.51% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,600,000	2,600,000
TOTAL MINNESOTA		5,952,550
Mississippi - 0.4%
Education - 0.3%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	4,765,000	4,577,679
Electric Utilities - 0.0%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.1% 11/1/2052 VRDN (b)(c)	650,000	650,000
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2026	750,000	755,774
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2027	125,000	128,695
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2028	165,000	173,833
TOTAL GENERAL OBLIGATIONS		1,058,302
TOTAL MISSISSIPPI		6,285,981
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	894,819
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.5% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,130,499	1,130,499
TOTAL SYNTHETICS		3,440,499
TOTAL MISSOURI		4,335,318
Nebraska - 0.4%
Housing - 0.2%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,783,302
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.55% 11/1/2026 VRDN (b)(c)	2,400,000	2,400,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.55% 6/1/2028 VRDN (b)(c)	600,000	600,000
TOTAL INDUSTRIAL DEVELOPMENT		3,000,000
TOTAL NEBRASKA		6,783,302
Nevada - 0.0%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	525,000	525,612
New Hampshire - 1.5%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	111,930
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	390,250
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	623,015
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	210,124
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	677,869
TOTAL HOUSING		1,901,258
Resource Recovery - 1.0%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,925,434
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,200,000	4,204,584
TOTAL RESOURCE RECOVERY		15,130,018
Synthetics - 0.4%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.58% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	6,000,000	6,000,000
TOTAL NEW HAMPSHIRE		23,143,206
New Jersey - 3.7%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	371,088
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,164,972
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,194,612
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	360,000	382,394
TOTAL EDUCATION		5,113,066
General Obligations - 2.4%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	16,300,000	16,382,841
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,078,328
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,009,360
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,333,293
Newark NJ BAN 4.5% 5/7/2026	7,500,000	7,531,993
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	600,295
Orange Twp NJ BAN 4% 3/18/2026	8,500,000	8,514,564
TOTAL GENERAL OBLIGATIONS		37,450,674
Housing - 0.5%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	3,450,000	3,456,106
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	3,995,000	4,004,356
TOTAL HOUSING		7,460,462
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,153,656
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,147,037
TOTAL NEW JERSEY		57,324,895
New Jersey,New York - 0.5%
Transportation - 0.5%
Port Auth NY & NJ 5% 10/15/2027 (b)	1,505,000	1,563,693
Port Auth NY & NJ 5% 10/15/2028 (b)	3,025,000	3,210,230
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,215,443
TOTAL NEW JERSEY,NEW YORK		7,989,366
New Mexico - 0.5%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	81,939
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,626,976
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.63% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,330,000	1,330,000
TOTAL NEW MEXICO		7,038,915
New York - 9.9%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	146,413
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	3,700,000	3,722,923
General Obligations - 6.2%
Albany NY BAN 4% 3/20/2026	18,800,000	18,831,289
Albany NY Gen. Oblig. BAN 4% 3/20/2026	5,300,000	5,310,627
Binghamton NY BAN 4% 4/10/2026	17,200,000	17,240,848
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,674,872
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,134,618
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	723,370
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	6,100,000	6,132,323
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,802,665
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	2,900,000	2,917,800
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	3,900,000	3,926,891
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,700,000	7,737,244
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	5,795,281	5,874,701
Washington Co NY BAN 4% 3/20/2026	4,140,846	4,149,049
TOTAL GENERAL OBLIGATIONS		93,456,297
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	611,440
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (c)	2,620,000	2,545,833
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,318
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,431,729
TOTAL HOUSING		10,264,320
Resource Recovery - 0.2%
New York St Env Fac Corp Swdr (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 5/1/2030 (b)(c)	3,750,000	3,750,000
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	750,000	784,760
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2028	5,330,000	5,711,424
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	364,482
TOTAL SPECIAL TAX		6,860,666
Synthetics - 1.9%
Liberty NY Dev Corp Rev Participating VRDN 2.63% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 2.53% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.53% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.53% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.63% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(e)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.73% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	16,010,000	16,010,001
TOTAL SYNTHETICS		28,036,501
Transportation - 0.2%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	745,560
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,376,786
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,855,472
TOTAL TRANSPORTATION		3,977,818
TOTAL NEW YORK		150,214,938
North Carolina - 0.7%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,000,000	3,002,447
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,657,207
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	1,490,000	1,490,000
TOTAL HEALTH CARE		3,147,207
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	4,550,000	4,607,059
TOTAL NORTH CAROLINA		10,756,713
Ohio - 1.5%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	414,266
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	401,809
TOTAL EDUCATION		816,075
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,796,519
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,889,707
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,869,375
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,525,012
TOTAL ELECTRIC UTILITIES		12,080,613
Health Care - 0.5%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	3,335,000	3,335,952
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.82% 1/15/2045 VRDN (c)	4,770,000	4,770,000
TOTAL HEALTH CARE		8,105,952
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	775,745
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	125,249
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	77,034
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	157,452
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	121,751
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	103,950
TOTAL HOUSING		1,361,181
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	715,438
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	487,436
TOTAL WATER & SEWER		1,202,874
TOTAL OHIO		23,566,695
Oklahoma - 1.2%
General Obligations - 0.6%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	125,000	127,036
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	145,000	150,837
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,105,462
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,884,784
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	922,879
TOTAL GENERAL OBLIGATIONS		9,190,998
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.93% 8/15/2031 VRDN (c)	4,250,000	4,250,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	1,000,000	1,002,250
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,738,806
TOTAL HOUSING		4,741,056
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	942,957	942,957
TOTAL OKLAHOMA		19,125,011
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026	240,000	242,688
Port of Portland Arpt Rev 5% 7/1/2028 (b)	2,500,000	2,639,402
TOTAL OREGON		2,882,090
Pennsylvania - 5.8%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	4,640,000	4,713,847
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,164,280
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 2/1/2026	1,100,000	1,100,078
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	3,310,000	3,352,465
TOTAL GENERAL OBLIGATIONS		10,330,670
Health Care - 2.0%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,310,252
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.09% 9/1/2050 VRDN (c)	11,220,000	11,220,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	75,064
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.09% 9/1/2050 VRDN (c)	16,595,000	16,595,000
TOTAL HEALTH CARE		30,200,316
Resource Recovery - 2.9%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.35% tender 6/1/2044 (b)(c)	12,400,000	12,400,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.25% tender 4/1/2034 (b)(c)	2,150,000	2,150,137
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 3.25% tender 4/1/2049 (b)(c)	1,900,000	1,900,270
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,258,657
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,800,000	7,822,443
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,163,823
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,600,000	7,608,185
TOTAL RESOURCE RECOVERY		45,303,515
Transportation - 0.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	383,081
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (b)	310,000	317,162
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	368,421
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (b)	1,780,000	1,796,684
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (b)	1,145,000	1,181,556
TOTAL TRANSPORTATION		4,046,904
TOTAL PENNSYLVANIA		89,881,405
Rhode Island - 0.0%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	352,773
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	268,298
TOTAL RHODE ISLAND		621,071
South Carolina - 0.3%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	439,131
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.2%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.63% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,700,000	2,700,000
TOTAL SOUTH CAROLINA		4,039,131
Tennessee - 0.5%
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.45% 5/1/2039 VRDN (c)	5,085,000	5,085,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.51% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	884,342	884,342
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	247,296
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	1,006,129
TOTAL TRANSPORTATION		1,253,425
TOTAL TENNESSEE		7,222,767
Texas - 13.9%
Education - 0.1%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2028 (b)	1,150,000	1,189,342
Electric Utilities - 1.0%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	330,024
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	5,275,000	5,321,522
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)(h)	2,340,000	2,341,386
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)(h)	6,800,000	6,811,511
TOTAL ELECTRIC UTILITIES		14,804,443
General Obligations - 4.2%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,176,115
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	2,810,000	2,868,999
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	4,350,000	4,511,919
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,645,000	5,667,928
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	725,063
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,455,272
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,603,210
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2026	1,395,000	1,414,258
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	255,246
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	5,030,000	5,034,866
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,445,940
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	3,255,000	3,353,069
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	6,455,000	6,583,862
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,385,000	3,391,113
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,670,000	4,726,783
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	610,020
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,200,000	3,225,017
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	474,468
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	375,075
TOTAL GENERAL OBLIGATIONS		63,898,223
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,545,000	2,554,891
Housing - 1.7%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,177,813
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,878,464
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,161,123
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,069,000	1,070,155
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	622,926
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,363,487
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,877,975
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,377,204
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	791,391
TOTAL HOUSING		26,320,538
Industrial Development - 3.7%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.55% 8/1/2038 VRDN (b)(c)	1,285,000	1,285,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.47% 11/1/2040 VRDN (c)	13,825,000	13,825,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.52% 12/1/2027 VRDN (b)(c)	30,400,000	30,400,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.55% 11/1/2040 VRDN (c)	10,500,000	10,500,000
TOTAL INDUSTRIAL DEVELOPMENT		56,010,000
Resource Recovery - 0.8%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.45% tender 5/1/2046 (b)(c)	4,900,000	4,901,083
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,579,158
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.45% tender 6/1/2055 (b)(c)	4,500,000	4,500,995
TOTAL RESOURCE RECOVERY		11,981,236
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	546,109
Synthetics - 0.5%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	732,488	732,488
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	7,603,517	7,603,517
TOTAL SYNTHETICS		8,336,005
Transportation - 1.7%
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	26,175,000	26,647,676
TOTAL TEXAS		212,288,463
Utah - 1.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	910,133
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,774,758
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.85% 4/1/2028 VRDN (c)	1,040,000	1,040,000
Synthetics - 0.7%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 2.4% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	11,200,000	11,200,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	368,648
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	356,015
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2026 (b)	500,000	504,998
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	2,020,000	2,084,492
TOTAL TRANSPORTATION		3,314,153
TOTAL UTAH		18,239,044
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	624,121
Virginia - 1.3%
Electric Utilities - 0.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	1,200,000	1,218,579
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,036,013
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	1,600,000	1,625,118
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	1,400,000	1,421,676
TOTAL ELECTRIC UTILITIES		5,301,386
Synthetics - 1.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.53% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	12,140,000	12,140,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.63% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,615,000	2,615,000
TOTAL SYNTHETICS		14,755,000
TOTAL VIRGINIA		20,056,386
Washington - 1.9%
Health Care - 0.7%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	9,770,000	10,502,121
Housing - 0.6%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,696,451
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	445,445
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	813,670
TOTAL HOUSING		9,955,566
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 2.56% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	3,000,000	2,999,999
Transportation - 0.4%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,243,867
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,542,290
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	581,839
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	366,181
TOTAL TRANSPORTATION		5,734,177
TOTAL WASHINGTON		29,191,863
West Virginia - 1.0%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (c)	4,395,000	4,480,053
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.9% 6/1/2033 VRDN (c)	2,480,000	2,479,999
Industrial Development - 0.6%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,940,000	2,969,466
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.55% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	6,000,000	6,000,000
TOTAL INDUSTRIAL DEVELOPMENT		8,969,466
TOTAL WEST VIRGINIA		15,929,518
Wisconsin - 0.7%
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,116,774
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	3,600,000	3,656,796
TOTAL GENERAL OBLIGATIONS		4,773,570
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2026	575,000	579,268
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	370,000	381,072
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	440,000	471,731
TOTAL HEALTH CARE		1,432,071
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	610,000	610,348
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	2,445,000	2,464,219
Resource Recovery - 0.1%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3.4% tender 9/1/2027 (b)(c)	1,750,000	1,750,000
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	295,459
TOTAL WISCONSIN		11,325,667
TOTAL MUNICIPAL SECURITIES (Cost $1,470,040,252)		1,475,030,204

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $62,318,128)	2.36	62,305,667	62,318,128

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,532,358,380)	1,537,348,332
NET OTHER ASSETS (LIABILITIES) - 0.0%	(428,012)
NET ASSETS - 100.0%	1,536,920,320

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,552,834 or 3.0% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Zero coupon bond which is issued at a discount.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,511,727 or 0.9% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.51% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,094,031

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.51% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	3,700,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.46% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	850,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.46% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	260,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.56% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,070,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.56% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	14,100,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	732,488

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.51% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	884,342

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.51% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	585,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.58% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	6,000,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.51% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,600,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,130,499

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	942,957

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	74,351,165	509,211,285	521,244,322	1,061,984	-	-	62,318,128	62,305,667	1.4%
Total	74,351,165	509,211,285	521,244,322	1,061,984	-	-	62,318,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	23,303,794	-	23,303,794	-
Electric Utilities	113,876,988	-	113,876,988	-
Escrowed/Pre-Refunded	6,738,489	-	6,738,489	-
General Obligations	312,393,329	-	312,393,329	-
Health Care	109,701,504	-	109,701,504	-
Housing	129,888,214	-	129,888,214	-
Industrial Development	150,762,893	-	150,762,893	-
Resource Recovery	164,095,456	-	164,095,456	-
Special Tax	31,785,614	-	31,785,614	-
Synthetics	276,879,193	-	276,879,193	-
Tobacco Bonds	1,153,656	-	1,153,656	-
Transportation	147,013,420	-	147,013,420	-
Water & Sewer	7,437,654	-	7,437,654	-

Money Market Funds	62,318,128	62,318,128	-	-
Total Investments in Securities:	1,537,348,332	62,318,128	1,475,030,204	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,470,040,252)	$1,475,030,204
Fidelity Central Funds (cost $62,318,128)	62,318,128

Total Investment in Securities (cost $1,532,358,380)		$1,537,348,332
Cash		7,908
Receivable for fund shares sold		3,054,600
Interest receivable		13,443,256
Distributions receivable from Fidelity Central Funds		62,382
Prepaid expenses		1,018
Receivable from investment adviser for expense reductions		7,301
Other receivables		298
Total assets		1,553,925,095
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,140,000
Payable for fund shares redeemed	4,293,312
Distributions payable	3,237,958
Accrued management fee	255,450
Other payables and accrued expenses	78,055
Total liabilities		17,004,775
Net Assets		$1,536,920,320
Net Assets consist of:
Paid in capital		$1,531,174,707
Total accumulated earnings (loss)		5,745,613
Net Assets		$1,536,920,320
Net Asset Value, offering price and redemption price per share ($1,536,920,320 ÷ 152,558,277 shares)		$10.07
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$50,798,364
Income from Fidelity Central Funds		1,061,724
Total income		51,860,088
Expenses
Management fee	$3,249,190
Custodian fees and expenses	14,805
Independent trustees' fees and expenses	3,832
Registration fees	107,098
Audit fees	73,136
Legal	2,759
Miscellaneous	5,395
Total expenses before reductions	3,456,215
Expense reductions	(203,716)
Total expenses after reductions		3,252,499
Net Investment income (loss)		48,607,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	612,344
Capital gain distributions from Fidelity Central Funds	260
Total net realized gain (loss)		612,604
Change in net unrealized appreciation (depreciation) on investment securities		3,360,199
Net gain (loss)		3,972,803
Net increase (decrease) in net assets resulting from operations		$52,580,392
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,607,589	$46,009,494
Net realized gain (loss)	612,604	210,115
Change in net unrealized appreciation (depreciation)	3,360,199	506,606
Net increase (decrease) in net assets resulting from operations	52,580,392	46,726,215
Distributions to shareholders	(48,577,256)	(46,155,119)

Share transactions
Proceeds from sales of shares	831,294,354	1,078,798,433
Reinvestment of distributions	4,162	309,595
Cost of shares redeemed	(857,821,415)	(618,376,466)

Net increase (decrease) in net assets resulting from share transactions	(26,522,899)	460,731,562
Total increase (decrease) in net assets	(22,519,763)	461,302,658

Net Assets
Beginning of period	1,559,440,083	1,098,137,425
End of period	$1,536,920,320	$1,559,440,083

Other Information
Shares
Sold	82,702,799	107,412,815
Issued in reinvestment of distributions	414	30,828
Redeemed	(85,294,754)	(61,551,988)
Net increase (decrease)	(2,591,541)	45,891,655

Financial Highlights
Fidelity® SAI Conservative Income Municipal Bond Fund

Years ended January 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.301	.338	.074
Net realized and unrealized gain (loss)	.020	.002	.062
Total from investment operations	.321	.340	.136
Distributions from net investment income	(.298)	(.338)	(.086)
Distributions from net realized gain	(.003)	(.002)	-
Total distributions	(.301)	(.340)	(.086)
Net asset value, end of period	$10.07	$10.05	$10.05
Total Return D,E	3.24%	3.44%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.24%	.56% H,I
Expenses net of fee waivers, if any	.20%	.20%	.20% I
Expenses net of all reductions, if any	.20%	.20%	.20% I
Net investment income (loss)	2.99%	3.37%	4.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,536,920	$1,559,440	$1,098,137
Portfolio turnover rate J	64%	58%	14% K,L

AFor the period November 6, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,221,652
Gross unrealized depreciation	(49,132)
Net unrealized appreciation (depreciation)	$5,172,520
Tax Cost	$1,532,175,812

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$293,279
Undistributed ordinary income	$192,912
Undistributed long-term capital gain	$86,901
Net unrealized appreciation (depreciation) on securities and other investments	$5,172,520

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$48,123,266	$45,861,590
Ordinary Income	151,330	293,529
Long-term Capital Gains	302,660	-
Total	$48,577,256	$ 46,155,119

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Conservative Income Municipal Bond Fund	734,839,574	571,763,423
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Conservative Income Municipal Bond Fund	14,461,231	139,795,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Conservative Income Municipal Bond Fund	2,149
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $203,270.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $446.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Conservative Income Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Conservative Income Municipal Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended and for the period from November 6, 2023 (commencement of operations) though January 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from November 6, 2023 (commencement of operations) through January 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31,2026 $445,513, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends were free from federal income tax, and 37.94% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9910238.102
CIM-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026